UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/15

Date of reporting period: 6/30/15

Item 1.	Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.2%

Certificate of Deposit — 2.3%
CDP Financial, Inc. 0.160% 7/13/15	$9,000,000	$8,999,520

Commercial Paper — 70.6%
ABB Treasury Center USA, Inc. (a) 0.120% 7/07/15	6,500,000	6,499,870
ABB Treasury Center USA, Inc. (a) 0.120% 7/14/15	3,500,000	3,499,848
Air Products & Chemicals, Inc. (a) 0.100% 7/06/15	4,000,000	3,999,944
Air Products & Chemicals, Inc. (a) 0.110% 7/02/15	6,000,000	5,999,982
American Express Credit Corp. 0.230% 8/03/15	7,000,000	6,998,524
American Honda Finance Corp. 0.150% 7/08/15	9,000,000	8,999,737
Anheuser-Busch InBev Worldwide, Inc. (a) 0.130% 8/17/15	9,000,000	8,998,473
AstraZeneca PLC (a) 0.120% 9/16/15	9,000,000	8,997,690
Bank of Nova Scotia 0.726% 9/11/15	7,500,000	7,506,331
Basin Electric Power Cooperative (a) 0.190% 8/04/15	9,000,000	8,998,385
Basin Electric Power Cooperative (a) 0.200% 8/03/15	700,000	699,872
BMW US Capital LLC (a) 0.140% 8/20/15	9,000,000	8,998,250
Brown-Forman Corp. (a) 0.160% 7/29/15	9,000,000	8,998,880
Cargill, Inc. (a) 0.090% 7/06/15	10,000,000	9,999,875
Caterpillar Financial Services Corp. 0.120% 7/01/15	5,000,000	5,000,000
Caterpillar Financial Services Corp. 0.120% 8/04/15	4,000,000	3,999,547
Coca-Cola Co. (a) 0.210% 10/15/15	6,000,000	5,996,290
Coca-Cola Co. (a) 0.290% 9/24/15	2,500,000	2,498,288
Commonwealth Bank of Australia (a) 0.160% 7/02/15	2,600,000	2,599,988
ConocoPhillips Qatar Funding Ltd. (a) 0.190% 8/18/15	9,000,000	8,997,720
Emerson Electric Co. (a) 0.100% 7/08/15	5,000,000	4,999,903
Henkel Corp. (a) 0.170% 7/29/15	6,000,000	5,999,207
Honeywell International, Inc. (a) 0.230% 8/25/15	4,000,000	3,998,594

	Principal Amount	Value
Illinois Tool Works, Inc. (a) 0.090% 7/07/15	$4,400,000	$4,399,934
Illinois Tool Works, Inc. (a) 0.090% 7/08/15	5,400,000	5,399,906
John Deere Capital Corp. (a) 0.120% 7/22/15	10,000,000	9,999,300
Kimberly Clark Corp. (a) 0.100% 7/24/15	6,100,000	6,099,610
Kimberly Clark Corp. (a) 0.110% 7/23/15	1,600,000	1,599,892
MUFG Union Bank NA 0.190% 7/14/15	9,000,000	8,999,382
National Rural Utilities Cooperative Finance Corp. 0.100% 7/17/15	10,000,000	9,999,556
NSTAR Electric Co. 0.130% 7/10/15	2,000,000	1,999,935
NSTAR Electric Co. 0.140% 7/07/15	1,785,000	1,784,958
NSTAR Electric Co. 0.150% 7/06/15	6,000,000	5,999,875
Paccar Financial Corp. 0.110% 7/20/15	6,700,000	6,699,611
Paccar Financial Corp. 0.120% 8/06/15	2,000,000	1,999,760
Pfizer, Inc. (a) 0.150% 7/09/15	10,000,000	9,999,667
Reckitt Benckiser Treasury Services PLC (a) 0.100% 7/23/15	1,800,000	1,799,890
Reckitt Benckiser Treasury Services PLC 0.140% 7/23/15	1,150,000	1,149,902
Reckitt Benckiser Treasury Services PLC (a) 0.180% 8/27/15	5,000,000	4,998,575
Reckitt Benckiser Treasury Services PLC (a) 0.250% 8/25/15	2,000,000	1,999,236
Toyota Motor Credit Corp. 0.130% 7/08/15	9,000,000	8,999,772
United Healthcare Co. (a) 0.200% 7/06/15	2,000,000	1,999,944
United Technologies Corp. (a) 0.130% 8/31/15	8,000,000	7,998,238
UnitedHealth Group, Inc. (a) 0.210% 7/01/15	8,000,000	8,000,000
Wal-Mart Stores, Inc. (a) 0.060% 7/29/15	2,245,000	2,244,895
Wal-Mart Stores, Inc. 0.070% 7/29/15	1,985,000	1,984,892
Walt Disney Co. (The) (a) 0.110% 9/30/15	9,000,000	8,997,498

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Gas Co. 0.120% 7/08/15	$10,000,000	$9,999,767

		278,439,193

Corporate Debt — 5.1%
Cisco Systems, Inc. FRN 0.333% 9/03/15	8,000,000	8,000,905
Commonwealth Bank of Australia FRN (a) 1.086% 9/18/15	3,900,000	3,906,651
General Electric Capital Corp. FRN 0.474% 1/08/16	1,100,000	1,100,921
General Electric Capital Corp. FRN 0.874% 1/08/16	3,500,000	3,510,360
General Electric Capital Corp. VRN 0.932% 9/30/15	500,000	500,695
General Electric Capital Corp. FRN 1.301% 7/02/15	3,000,000	3,000,087

		20,019,619

Discount Notes — 10.0%
Federal Farm Credit Discount Notes 0.100% 10/19/15	3,000,000	2,999,075
Federal Home Loan Bank Discount Notes 0.064% 8/27/15	7,000,000	6,999,291
Federal Home Loan Bank Discount Notes 0.081% 8/26/15	3,200,000	3,199,602
Federal Home Loan Bank Discount Notes 0.090% 9/11/15	1,750,000	1,749,685
Federal Home Loan Bank Discount Notes 0.132% 8/28/15	4,000,000	3,999,149
Federal Home Loan Bank Discount Notes 0.135% 8/21/15	2,500,000	2,499,522
Federal Home Loan Bank Discount Notes 0.145% 10/16/15	2,000,000	1,999,138
Federal Home Loan Bank Discount Notes 0.150% 9/09/15	650,000	649,810
Federal Home Loan Mortgage Corp. 0.070% 7/21/15	2,700,000	2,699,895
Federal Home Loan Mortgage Corp. 0.090% 7/07/15	1,000,000	999,985
Federal Home Loan Mortgage Corp. 0.100% 8/07/15	1,202,000	1,201,877
Federal Home Loan Mortgage Corp. 0.110% 8/07/15	3,795,000	3,794,571
Federal National Mortgage Association 0.060% 7/03/15	640,000	639,998

	Principal Amount	Value
Federal National Mortgage Association 0.060% 7/06/15	$673,000	$672,994
Federal National Mortgage Association 0.100% 7/31/15	560,000	559,953
Federal National Mortgage Association 0.110% 8/19/15	3,000,000	2,999,551
Federal National Mortgage Association 0.115% 8/12/15	245,000	244,967
Federal National Mortgage Association 0.117% 8/19/15	1,600,000	1,599,750

		39,508,813

Time Deposits — 0.8%
Euro Time Deposit 0.010% 7/01/15	3,201,332	3,201,332

U.S. Government Obligations — 11.4%
U.S. Treasury Note, 0.060%, due 1/31/16	15,000,000	14,999,822
U.S. Treasury Note, 0.084%, due 4/30/16	10,000,000	10,001,519
U.S. Treasury Note, 0.250%, due 9/30/15	5,000,000	5,000,907
U.S. Treasury Note, 0.375%, due 1/31/16	5,000,000	5,005,537
U.S. Treasury Note, 1.250%, due 9/30/15	10,000,000	10,028,438

		45,036,223

TOTAL SHORT-TERM INVESTMENTS (Cost $395,204,700)		395,204,700

TOTAL INVESTMENTS — 100.2% (Cost $395,204,700) (b)		395,204,700

Other Assets/(Liabilities) — (0.2)%		(709,120)

NET ASSETS — 100.0%		$394,495,580

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $190,224,295 or 48.22% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%

PREFERRED STOCK — 0.6%
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC 5.500%	1,125	$1,172,903

Energy — 0.4%

Oil & Gas — 0.4%
Anadarko Petroleum Corp. 7.500%	27,000	1,361,070
Southwestern Energy Co. 6.250%	12,900	636,873

		1,997,943

TOTAL PREFERRED STOCK (Cost $3,133,811)		3,170,846

TOTAL EQUITIES (Cost $3,133,811)		3,170,846

	Principal Amount
BONDS & NOTES — 97.7%

CORPORATE DEBT — 38.7%
Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	$740,000	763,690

Agriculture — 0.9%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	5,040,068

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	109,699	111,344

Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC 2.240% 6/15/18	3,080,000	3,082,082
General Motors Co. 3.500% 10/02/18	595,000	614,343
Hyundai Capital America (a) 2.550% 2/06/19	485,000	488,784
Volkswagen Group of America Finance LLC (a) 1.600% 11/20/17	3,000,000	3,002,787

		7,187,996

Banks — 3.1%
Bank of America Corp. 7.750% 8/15/15	4,000,000	4,029,448
BNP Paribas SA 2.375% 5/21/20	795,000	786,969
CIT Group, Inc. 4.250% 8/15/17	3,200,000	3,248,000

	Principal Amount	Value
Credit Agricole SA (a) 2.750% 6/10/20	$1,395,000	$1,394,092
Deutsche Bank AG 1.400% 2/13/17	625,000	623,128
Deutsche Bank AG 2.500% 2/13/19	990,000	995,034
First Horizon National Corp. 5.375% 12/15/15	1,738,000	1,764,645
Intesa Sanpaolo SpA 3.875% 1/16/18	2,760,000	2,849,239
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	833,280
Regions Financial Corp. 7.500% 5/15/18	340,000	390,262
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	305,000	307,989
SVB Financial Group 5.375% 9/15/20	225,000	250,726

		17,472,812

Building Materials — 0.7%
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,099,505
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	585,000	582,550
Masco Corp. 7.125% 3/15/20	1,750,000	2,030,000

		3,712,055

Chemicals — 1.4%
Ashland, Inc. 3.875% 4/15/18	1,950,000	2,003,625
Cabot Corp. 5.000% 10/01/16	875,000	916,056
Incitec Pivot Ltd. (a) 4.000% 12/07/15	3,600,000	3,639,467
LyondellBasell Industries NV 5.000% 4/15/19	450,000	487,469
RPM International, Inc. 6.125% 10/15/19	850,000	956,263

		8,002,880

Commercial Services — 0.9%
Leidos Holdings, Inc. 4.450% 12/01/20	1,661,000	1,666,965
The Western Union Co. 5.930% 10/01/16	3,050,000	3,202,253

		4,869,218

Cosmetics & Personal Care — 0.3%
Avon Products, Inc. 6.500% 3/01/19	1,800,000	1,737,000

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	299,663

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 8.2%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	$2,050,000	$2,060,250
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,178,000
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,095,156
Air Lease Corp. 5.625% 4/01/17	190,000	201,400
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,286,606
Ally Financial, Inc. 4.750% 9/10/18	2,000,000	2,062,500
Capital One Bank USA NA 1.150% 11/21/16	500,000	498,232
Citigroup, Inc. 5.500% 2/15/17	7,000,000	7,437,017
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,018,277
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	657,262
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,357,876
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	2,730,000	2,747,062
International Lease Finance Corp. FRN 2.236% 6/15/16	1,800,000	1,797,750
International Lease Finance Corp. 3.875% 4/15/18	270,000	271,350
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,263,200
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,755,530
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,405,063
Lazard Group LLC 4.250% 11/14/20	645,000	678,192
Lazard Group LLC 6.850% 6/15/17	104,000	113,612
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,307,350
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,102,752
Morgan Stanley 3.800% 4/29/16	2,500,000	2,555,038
Morgan Stanley 4.750% 3/22/17	4,500,000	4,747,257

		46,596,732

Electric — 0.2%
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	949,500

	Principal Amount	Value
Kansas Gas & Electric Co. 5.647% 3/29/21	$265,860	$268,518
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	177,401	188,116

		1,406,134

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	620,000	628,042
Avnet, Inc. 6.625% 9/15/16	595,000	628,569
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	429,475
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	288,788

		1,974,874

Foods — 0.4%
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	689,475
Tyson Foods, Inc. 2.650% 8/15/19	180,000	181,188
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,411,979

		2,282,642

Forest Products & Paper — 0.9%
Domtar Corp. 7.125% 8/15/15	750,000	754,263
Domtar Corp. 10.750% 6/01/17	1,159,000	1,341,682
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	2,750,000	2,942,500

		5,038,445

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	350,000	347,845

Health Care – Products — 0.3%
Boston Scientific Corp. 2.850% 5/15/20	785,000	779,462
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,213,434

		1,992,896

Health Care – Services — 0.2%
Anthem, Inc. 1.875% 1/15/18	1,055,000	1,053,163

Holding Company – Diversified — 0.8%
Hutchison Whampoa International 14 Ltd. (a) 1.625% 10/31/17	2,580,000	2,572,260

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leucadia National Corp. 8.125% 9/15/15	$1,700,000	$1,720,179

		4,292,439

Home Builders — 0.8%
DR Horton, Inc. 3.750% 3/01/19	2,900,000	2,921,750
Lennar Corp. 4.500% 11/15/19	1,383,000	1,400,288

		4,322,038

Insurance — 1.1%
AXIS Specialty Finance PLC 2.650% 4/01/19	265,000	264,558
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	3,700,000	3,725,855
Willis Group Holdings PLC 4.125% 3/15/16	180,000	183,667
Willis Group Holdings PLC 5.750% 3/15/21	840,000	942,338
Willis North America, Inc. 6.200% 3/28/17	835,000	894,032

		6,010,450

Internet — 0.7%
Baidu, Inc. 2.250% 11/28/17	500,000	502,715
Baidu, Inc. 2.750% 6/09/19	200,000	200,100
Expedia, Inc. 7.456% 8/15/18	2,715,000	3,117,892

		3,820,707

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,473,900
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,056,821
Glencore Finance Canada. (a) 2.050% 10/23/15	500,000	501,281

		3,032,002

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 9.375% 6/01/19	2,800,000	3,290,000
ArcelorMittal 5.250% 2/25/17	75,000	77,906
ArcelorMittal 6.125% 6/01/18	445,000	473,925
Commercial Metals Co. 6.500% 7/15/17	355,000	373,638
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	525,260

		4,740,729

	Principal Amount	Value
Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	$2,300,000	$2,346,874

Machinery – Diversified — 0.6%
CNH Industrial Capital LLC 3.250% 2/01/17	300,000	298,875
CNH Industrial Capital LLC 3.375% 7/15/19	660,000	640,200
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	265,000
CNH Industrial Capital LLC 3.875% 11/01/15	450,000	451,125
CNH Industrial Capital LLC 6.250% 11/01/16	510,000	529,125
Roper Technologies, Inc. 1.850% 11/15/17	1,125,000	1,132,333

		3,316,658

Manufacturing — 1.0%
Harsco Corp 2.700% 10/15/15	3,248,000	3,248,000
SPX Corp. 6.875% 9/01/17	505,000	544,138
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,621,099

		5,413,237

Mining — 0.9%
Freeport-McMoRan, Inc. 2.300% 11/14/17	1,500,000	1,495,380
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,413,417

		4,908,797

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	305,442
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	79,903

		385,345

Oil & Gas — 1.5%
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	91,088
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,009,087
Chesapeake Energy Corp. 3.250% 3/15/16	1,700,000	1,693,625
Noble Holding International Ltd. 4.000% 3/16/18	300,000	307,144
Petrobras Global Finance BV 3.250% 3/17/17	1,265,000	1,247,429
Petroleos Mexicanos 3.125% 1/23/19	155,000	156,472

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Range Resources Corp. 6.750% 8/01/20	$2,300,000	$2,374,750
Rowan Cos., Inc. 5.000% 9/01/17	170,000	175,418
Southwestern Energy Co. 3.300% 1/23/18	400,000	410,179
Transocean, Inc. 5.550% 12/15/16	200,000	206,994
Transocean, Inc. 6.000% 3/15/18	220,000	222,200
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	500,000	546,250

		8,440,636

Oil & Gas Services — 1.2%
Cameron International Corp. 1.400% 6/15/17	3,300,000	3,278,431
SESI LLC 6.375% 5/01/19	315,000	320,355
Superior Energy Services, Inc. 7.125% 12/15/21	2,409,000	2,553,540
Weatherford International Ltd. 5.500% 2/15/16	600,000	612,839

		6,765,165

Pharmaceuticals — 1.6%
AbbVie, Inc. 1.750% 11/06/17	500,000	501,310
AbbVie, Inc. 1.800% 5/14/18	2,590,000	2,582,388
Actavis Funding SCS 2.350% 3/12/18	1,580,000	1,588,341
Baxalta, Inc. (a) 2.000% 6/22/18	1,525,000	1,522,993
McKesson Corp. 2.284% 3/15/19	255,000	254,927
Mylan, Inc. 1.350% 11/29/16	500,000	498,482
Mylan, Inc. (a) 7.875% 7/15/20	2,200,000	2,291,795

		9,240,236

Pipelines — 0.9%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,140,889
Energy Transfer Partners LP 2.500% 6/15/18	1,070,000	1,071,631
Energy Transfer Partners LP FRN 3.296% 11/01/66	575,000	488,750
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	925,000	1,002,177
Kinder Morgan, Inc. (a) 5.000% 2/15/21	1,290,000	1,364,722

		5,068,169

	Principal Amount	Value
Real Estate — 0.2%
Regency Centers LP 5.875% 6/15/17	$1,189,000	$1,285,090

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp. 4.500% 1/15/18	850,000	899,458
ARC Properties Operating Partnership LP 2.000% 2/06/17	640,000	620,800
ARC Properties Operating Partnership LP 3.000% 2/06/19	320,000	303,600
DDR Corp. 7.500% 7/15/18	2,400,000	2,764,666
DDR Corp. 9.625% 3/15/16	145,000	152,971
Duke Realty LP 5.950% 2/15/17	2,450,000	2,624,531
Duke Realty LP 8.250% 8/15/19	550,000	666,713
HCP, Inc. 6.000% 1/30/17	1,450,000	1,546,792
Highwoods Realty LP 5.850% 3/15/17	710,000	757,989
Highwoods Realty LP 7.500% 4/15/18	170,000	194,138
Realty Income Corp. 2.000% 1/31/18	205,000	206,460
UDR, Inc. 5.250% 1/15/16	1,500,000	1,528,942

		12,267,060

Retail — 0.3%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,468,125
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	278,692

		1,746,817

Savings & Loans — 0.7%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,640,965
Glencore Funding LLC (a) 3.125% 4/29/19	1,150,000	1,159,775

		3,800,740

Semiconductors — 0.6%
KLA-Tencor Corp. 2.375% 11/01/17	3,495,000	3,519,021

Telecommunications — 0.9%
Frontier Communications Corp. 8.250% 4/15/17	2,310,000	2,483,250
Qwest Corp. 8.375% 5/01/16	975,000	1,029,354

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Communications, Inc. (a) 9.000% 11/15/18	$1,185,000	$1,338,173
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	346,092
Verizon Communications, Inc. 2.625% 2/21/20	191,000	190,571

		5,387,440

Transportation — 1.1%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,302,427
Asciano Finance (a) 5.000% 4/07/18	388,000	415,819
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,315,175
Ryder System, Inc. 2.550% 6/01/19	190,000	190,332

		6,223,753

Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	105,000	107,201
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	770,000	762,654
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,657,384

		2,527,239

TOTAL CORPORATE DEBT (Cost $218,645,243)		218,750,099

MUNICIPAL OBLIGATIONS — 0.5%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.477% 4/25/24	1,299,954	1,283,419
Louisiana State Public Facilities Authority FRN 1.177% 4/26/27	355,266	357,547
State of Illinois 5.365% 3/01/17	1,200,000	1,252,500

		2,893,466

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,832,471)		2,893,466

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.687% 10/20/20	630,000	630,019

	Principal Amount	Value
Automobile ABS — 3.7%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	$598,024	$597,801
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	1,300,000	1,298,922
American Credit Acceptance Receivables Trust, Series 2012-3, Class C (a) 2.780% 9/17/18	900,000	902,171
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.736% 3/15/20	80,596	80,600
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	266,667	266,930
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	606,939
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	516,629	530,845
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	382,925	382,759
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	540,777	537,959
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	4,960	4,961
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	854,620	852,461
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.934% 11/07/23	157,024	157,074
Chesapeake Funding LLC, Series 2015-1A, Class B FRN (a) 1.134% 2/07/27	400,000	400,000
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	752,032	750,101
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	800,700	799,599
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	487,278	486,737
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	407,032	407,588
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	444,365	444,957

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	$871,370	$872,737
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	1,100,000	1,101,613
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	441,127	440,219
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	235,430	235,779
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	449,662	449,071
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	807,162	805,480
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	935,658	934,439
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	1,000,000	1,007,384
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	870,000	871,227
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	148,522	148,611
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	666,713	665,636
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	349,642	350,797
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) (b) 2.470% 12/15/20	500,000	499,978
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	378,039	377,696
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	917,160	917,937
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) (c) 1.840% 11/18/19	450,903	450,900
SNAAC Auto Receivables Trust, Series 2014-1A, Class A (a) 1.030% 9/17/18	259,314	259,284

	Principal Amount	Value
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	$345,149	$345,120
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	301,043	301,050
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	471,588	471,545

		21,014,907

Commercial MBS — 6.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.749% 6/10/49	1,000,000	1,054,465
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/51	577,218	620,817
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.003% 2/10/51	500,000	537,990
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.430% 2/10/51	1,288,248	1,406,174
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	875,000	877,038
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	783,487
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	524,536
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	1,185,000	1,256,185
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	880,000	923,335
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	747,566

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	$625,000	$668,858
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	1,215,000	1,313,845
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.940% 9/11/38	900,000	930,273
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.986% 3/15/29	1,085,000	1,082,234
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	875,736
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.932% 6/10/46	542,611	557,281
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.968% 6/10/46	400,000	415,093
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	1,055,000	1,130,862
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	647,215	650,250
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	424,340	431,600
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	786,264	793,412
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.013% 7/10/38	1,215,000	1,259,314
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.013% 7/10/38	1,067,797	1,094,878
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.367% 1/26/34	735,000	704,464

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$1,143,479	$1,190,995
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.659% 12/12/44	1,400,000	1,426,923
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,426,199
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	881,675
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	734,016
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	473,251
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	885,000	935,967
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ VRN 5.508% 2/12/44	600,000	621,256
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	304,601	306,148
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.460% 1/11/43	357,156	392,169
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	582,109
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	207,289	205,216
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.486% 8/15/39	368,975	371,259
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $600,000) (a) (d) 2.750% 7/20/30	296,569	296,651
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (d) 2.750% 12/20/31	602,073	600,880

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.498% 12/15/44	$1,025,000	$1,036,799
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,517,492
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	240,000	257,608
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 6.171% 6/15/45	1,200,000	1,246,637
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	143,336	143,336
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	884,370
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	388,503	394,107
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	445,670	448,217

		37,012,973

Home Equity ABS — 2.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	181,559	180,725
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.847% 11/25/35	280,130	276,616
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.922% 8/25/35	608,950	605,691
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.847% 6/25/35	130,066	129,303
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.365% 4/25/36	205,664	204,255
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.665% 12/25/35	1,000,000	967,158
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.597% 12/25/33	2,872	2,871

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.617% 7/25/35	$152,387	$149,155
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.635% 8/25/35	122,215	121,872
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.647% 9/25/34	83,223	81,973
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.477% 7/25/36	22,605	22,580
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.607% 5/25/36	435,383	427,218
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.617% 5/25/35	316,123	315,244
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	204,120	198,762
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.617% 4/25/35	181,076	178,522
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	146,256	144,732
Home Equity Mortgage Trust, Series 2005-HF1, Class A1 FRN 0.707% 2/25/36	488,365	470,784
Home Equity Mortgage Trust, Series 2005-HF1, Class A2B FRN 0.887% 2/25/36	545,382	526,572
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.407% 10/25/35	690,187	677,961
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.967% 12/25/32	76,639	76,513
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.012% 6/25/35	711,337	705,699
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.907% 3/25/35	875,000	861,646
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.387% 8/25/36	146,739	145,753
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.921% 6/28/35	533,975	530,954

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.937% 7/25/35	$363,452	$364,918
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.351% 10/25/28	70	72
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.557% 1/25/36	843,720	841,406
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.447% 9/25/35	262,590	261,550
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	183,710	182,490
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.937% 3/25/35	166,679	166,355
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.587% 10/25/35	619,326	616,321
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.597% 9/25/35	154,887	154,455
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.427% 11/25/35	666,147	659,438
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.617% 11/25/35	443,823	437,013
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.467% 1/25/37	440,040	439,243
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.907% 8/25/35	141,043	139,897

		12,265,717

Other ABS — 11.7%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.386% 3/15/41	605,561	593,558
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.386% 6/15/41	638,222	619,697
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	1,021,514	1,069,099
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.815% 7/20/26	1,000,000	999,086

	Principal Amount	Value
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	$574,577	$575,655
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.934% 12/15/42	1,241,481	1,252,769
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	840,967	840,903
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	700,000	700,896
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	273,644	273,644
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	1,300,000	1,302,830
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.715% 7/15/26	1,010,000	1,009,720
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.755% 1/15/26	2,315,000	2,314,877
BlueMountain CLO Ltd., Series 2015-2A, Class A1 FRN (a) (b) 1.000% 7/18/27	1,475,000	1,474,137
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	880,000	884,136
Carlyle Global Market Strategies, Series 2012-4A, Class A FRN (a) 1.665% 1/20/25	1,410,000	1,407,076
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.794% 4/17/25	1,520,000	1,520,724
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	386,500	398,232
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.366% 8/18/21	952,976	947,942
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3 FRN (a) 0.487% 7/25/36	1,000,000	980,372
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	668,325	671,164
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	430,015	432,037

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	$530,605	$531,064
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,613,638	1,679,147
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	854,167	843,729
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.081% 7/15/23	743,483	753,479
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.525% 7/15/24	335,385	346,624
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.725% 7/15/26	1,275,000	1,274,498
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	577,700	574,299
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	289,047	290,089
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	1,382,614	1,382,172
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	278,819	279,164
Galaxy XX CLO Ltd., Series 2015-20A, Class A FRN (a) 1.731% 7/20/27	1,475,000	1,474,994
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	550,000	544,385
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	617,622	618,332
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	424,492	424,420
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.427% 4/25/25	1,505,000	1,487,166
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	420,000	421,050
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.434% 6/02/17	575,000	583,853
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	880,701	872,146

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	$721,627	$726,241
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	196,498	197,450
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	449,803	450,602
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	482,379	485,330
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.725% 1/18/26	790,000	789,818
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.508% 5/01/22	1,382,657	1,370,729
LCM Ltd., Series 10AR, Class AR FRN (a) 1.530% 4/15/22	1,400,000	1,397,675
LCM Ltd., Series 16A, Class A FRN (a) 1.775% 7/15/26	1,250,000	1,249,376
LCM XI LP, Series 11A, Class A FRN (a) 1.575% 4/19/22	3,660,000	3,659,927
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.775% 7/20/26	1,250,000	1,250,388
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	610,400	611,930
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.132% 4/25/35	1,132,644	1,122,019
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	667,024	667,693
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,179,177	1,174,603
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	366,602	366,659
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	750,000	750,054
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	286,815	286,592

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	$500,000	$501,438
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	243,188	244,366
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	320,000	320,957
RAAC, Series 2006-RP2, Class A FRN (a) 0.435% 2/25/37	642,517	632,305
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.696% 11/08/24	550,000	549,974
SBA Tower Trust, Series 2014-1A, Class C STEP (a) 2.898% 10/15/44	850,000	854,256
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	598,860	596,852
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	526,630	527,348
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	148,362	149,988
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	103,992	105,941
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,096,450	1,152,676
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,043,717	1,047,989
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	380,916	381,165
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	199,833	196,897
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	143,567	143,688
Symphony CLO XV Ltd., Series 2014-15A, Class A FRN (a) 1.724% 10/17/26	1,050,000	1,048,927
TAL Advantage LLC, Series 2006-1A FRN (a) 0.377% 4/20/21	316,667	316,254

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$723,488	$718,018
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.885% 12/10/18	1,275,000	1,274,940
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.686% 7/15/41	628,739	650,764
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	588,607	620,313
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	540,000	538,666
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	1,250,000	1,250,038
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	850,579	845,142

		65,875,153

Student Loans ABS — 2.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.412% 8/25/26	33,001	32,956
Access Group, Inc., Series 2004-A, Class A2 FRN 0.537% 4/25/29	434,611	432,236
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	823,066	747,598
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.406% 3/15/26	435,204	432,738
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	1,300,000	1,297,398
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.684% 6/15/43	1,050,000	1,049,604
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.686% 6/15/43	450,000	444,645
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	100,000	96,211
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.382% 8/25/25	210,705	210,504

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.929% 12/01/31	$914,127	$914,346
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.577% 10/28/41	238,236	237,733
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.592% 9/27/35	685,000	658,374
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.317% 11/27/28	593,009	588,230
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.337% 10/25/27	1,050,654	1,039,889
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.377% 2/25/28	296,316	295,956
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.427% 11/27/28	837,818	821,382
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.541% 6/25/27	1,351,409	1,343,752
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	930,000	930,016
Nelnet Student Loan Trust, Series 2015-3A, Class B FRN (a) 1.735% 7/27/50	395,000	344,318
North Carolina State Education Assistance Authority, Series 2011-1, Class A2 FRN 1.177% 1/26/26	538,125	540,923
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.496% 5/28/26	20,121	20,113
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.445% 7/15/36	322,680	321,067
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.497% 3/25/44	505,627	448,068
SLM Student Loan Trust, Series 2004-10, Class B FRN 0.647% 1/25/40	744,086	657,315
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.900% 6/17/30	100,000	100,000
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.936% 12/15/38	647,384	599,353

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.586% 8/15/25	$235,445	$237,382
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.437% 8/25/32	991,406	986,622
Social Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	435,714	442,466

		16,271,195

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.686% 8/25/34	121,523	116,980
Connecticut Avenue Securities, Series 2015-C02, Class 1M1 FRN 1.335% 5/25/25	1,049,419	1,043,781
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	26,887	26,216
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.913% 9/25/33	9,425	8,725
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.523% 8/25/34	27,150	25,709
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.404% 8/25/34	95,025	78,919
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	101,621	99,537
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.393% 2/25/34	225,306	228,098
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.556% 7/25/33	6,452	6,389
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	11,814	11,122
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	321	330
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.513% 3/25/34	55,817	56,582
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1 1.087% 10/25/27	551,554	549,165

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.558% 4/25/44	$139,042	$136,554

		2,388,107

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	196,475	195,032
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.761% 6/25/32	38,658	36,955

		231,987

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $155,950,280)		155,690,058

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.0%
Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	2,799,989	2,874,993
Series 4447, Class PA 3.000% 12/15/44	702,221	730,870
Series 3990, Class VA 3.500% 1/15/25	1,675,823	1,790,769
Series 4213, Class VE 3.500% 6/15/26	1,573,182	1,665,881
Series 4290, Class CA 3.500% 12/15/38	3,765,927	3,964,866
Series 4443, Class BA 3.500% 4/15/41	943,736	989,718
Series 2626, Class A 4.000% 6/15/33	1,116,489	1,184,005
Series 4328, Class DA 4.000% 1/15/36	3,111,018	3,324,566
Series 4325, Class MA 4.000% 9/15/39	3,668,503	3,915,446
Series 4336, Class MA 4.000% 1/15/40	5,686,917	6,074,124
Series 4323, Class CA 4.000% 3/15/40	1,646,862	1,765,873
Federal National Mortgage Association
Series 2015-20, Class EV 3.500% 7/25/26	1,767,015	1,875,156
Series 2014-14, Class A 3.500% 2/25/37	2,014,632	2,116,232

	Principal Amount	Value
Series 2014-48, Class AB 4.000% 10/25/40	$1,786,541	$1,908,492
Series 2013-112, Class HQ 4.000% 11/25/43	740,790	787,390
Government National Mortgage Association Series 2014-131, Class BW FRN 3.850% 5/20/41	1,304,888	1,355,022

		36,323,403

Pass-Through Securities — 0.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 FRN 2.429% 3/01/37	832,363	892,845
Federal National Mortgage Association Pool #725692 2.307% 10/01/33 FRN	166,687	178,783
Pool #775539 2.330% 5/01/34 FRN	139,459	148,710
Pool #888586 2.372% 10/01/34 FRN	319,619	340,666
Pool #684154 5.500% 2/01/18	7,753	8,100
Pool #702331 5.500% 5/01/18	127,565	134,046
Pool #725796 5.500% 9/01/19	668,064	711,330
Pool #844564 5.500% 12/01/20	133,579	143,813
Government National Mortgage Association Pool #507545 7.500% 8/15/29	32,852	39,582
Government National Mortgage Association II Pool #82488 1.750% 3/20/40 FRN	402,922	418,200
Pool #82462 2.500% 1/20/40 FRN	314,093	325,657

		3,341,732

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $39,626,365)		39,665,135

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bonds & Notes — 24.0%
U.S. Treasury Note (e) 0.875% 11/15/17	79,550,000	79,691,384
U.S. Treasury Note 1.000% 12/15/17	53,520,000	53,741,605

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.500% 11/30/19	$2,000,000	$2,000,156

		135,433,145

TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,678,238)		135,433,145

TOTAL BONDS & NOTES (Cost $551,732,597)		552,431,903

TOTAL LONG-TERM INVESTMENTS (Cost $554,866,408)		555,602,749

SHORT-TERM INVESTMENTS — 1.9%
Commercial Paper — 0.7%
CVS Corp. (a) 0.330% 7/01/15	3,700,000	3,700,000

Time Deposits — 1.2%
Euro Time Deposit 0.010% 7/01/15	6,927,320	6,927,320

TOTAL SHORT-TERM INVESTMENTS (Cost $10,627,320)		10,627,320

TOTAL INVESTMENTS — 100.2% (Cost $565,493,728) (f)		566,230,069

Other Assets/(Liabilities) — (0.2)%		(1,000,746)

NET ASSETS — 100.0%		$565,229,323

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $148,245,698 or 26.23% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $450,900 or 0.08% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2015, these securities amounted to a value of $897,531 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 145.8%

CORPORATE DEBT — 4.5%
Auto Manufacturers — 0.3%
Nissan Motor Acceptance Corp. FRN (a) 0.833% 3/03/17	$1,100,000	$1,104,002

Banks — 0.8%
Deutsche Bank AG FRN 0.887% 2/13/17	1,750,000	1,747,382
First Horizon National Corp. 5.375% 12/15/15	390,000	395,979
The Huntington National Bank FRN 0.703% 4/24/17	765,000	763,127

		2,906,488

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	708,801

Diversified Financial — 1.5%
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,296,619
The Goldman Sachs Group, Inc. FRN 0.904% 6/04/17	1,625,000	1,622,366
The Goldman Sachs Group, Inc. FRN 1.086% 12/15/17	2,250,000	2,252,522

		5,171,507

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. FRN 0.849% 2/09/18	870,000	871,088

Oil & Gas — 0.4%
Petrobras Global Finance BV FRN 2.643% 3/17/17	970,000	952,734
Transocean, Inc. 4.950% 11/15/15	548,000	555,535

		1,508,269

Pharmaceuticals — 0.7%
Actavis Funding SCS FRN 1.158% 9/01/16	1,250,000	1,254,477
Actavis Funding SCS FRN 1.368% 3/12/18	1,250,000	1,255,234

		2,509,711

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	945,000	996,952

TOTAL CORPORATE DEBT (Cost $11,548,618)		15,776,818

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.3%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.477% 4/25/24	$815,561	$805,186
Louisiana State Public Facilities Authority FRN 1.177% 4/26/27	241,581	243,132

		1,048,318

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,042,869)		1,048,318

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.1%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1 FRN 0.755% 1/15/21	900,000	900,636
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 0.937% 10/25/19	1,300,000	1,300,039
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.687% 10/20/20	250,000	250,007

		2,450,682

Automobile ABS — 15.8%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	85,796	85,779
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	328,913	328,791
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	140,369	140,403
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	668,325	668,515
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	123,338	123,481
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	800,000	799,336
American Credit Acceptance Receivables Trust, Series 2012-3, Class C (a) 2.780% 9/17/18	520,000	521,254
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B FRN 0.504% 4/09/18	1,195,393	1,195,112

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	$97,552	$97,584
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	23,807	23,806
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.736% 3/15/20	54,047	54,049
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	422,089
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	311,479	312,306
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	887,825	889,117
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1 FRN 0.507% 2/21/17	860,000	859,703
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.537% 5/20/16	187,299	187,304
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	478,656	478,449
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	304,187	302,602
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	203,612	203,411
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	3,522	3,522
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	139,786	139,958
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	599,115	597,602
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.634% 5/07/24	264,909	264,846
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.934% 11/07/23	104,683	104,716
Chesapeake Funding LLC, Series 2015-1A, Class B FRN (a) 1.134% 2/07/27	260,000	260,000
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	501,355	500,067
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	191,282	191,084
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	509,537	508,836
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	210,035	210,592

	Principal Amount	Value
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	$730,917	$730,105
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	454,196	453,410
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	394,110	394,648
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	286,527	286,909
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	800,000	800,284
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	215,814	216,682
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	472,161	472,902
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	136,029	137,320
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	184,265	185,607
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	767,180	767,763
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	250,000	250,642
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	132,973	133,070
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	680,000	680,997
Drive Auto Receivables Trust, Series 2015-BA, Class A1 (a) 0.460% 6/15/16	1,089,758	1,089,790
Drive Auto Receivables Trust, Series 2015-AA, Class A1 (a) 0.470% 3/15/16	537,229	537,266
Drive Auto Receivables Trust, Series 2015-BA, Class A2B FRN (a) 0.786% 12/15/17	1,100,000	1,100,171
Drive Auto Receivables Trust, Series 2015-AA, Class A2 (a) 1.010% 11/15/17	1,200,000	1,200,015
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	350,000	350,721

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	$560,000	$560,490
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	1,387	1,387
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	254,053	253,909
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	1,684,105	1,683,447
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	2,600,000	2,598,325
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	28,008	28,009
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	457,443	457,152
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	255,854	255,327
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	37,366	37,383
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	212,196	212,511
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	256,950	256,612
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	123,347	123,491
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	499,672	498,630
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	544,383	543,674
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	750,152	753,140
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	1,000,000	1,007,384
First Investors Auto Owner Trust, Series 2015-1A, Class A1 (a) 0.500% 4/15/16	2,011,039	2,011,129
First Investors Auto Owner Trust, Series 2013-3A, Class A2 (a) 0.890% 9/15/17	98,454	98,460

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	$289,503	$289,684
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	805,543	804,991
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	800,000	799,104
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	244,272	244,599
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	362,388	361,796
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	370,396	369,798
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	678,873	677,577
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	300,768	301,761
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) (b) 2.470% 12/15/20	960,000	959,957
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	850,588	849,816
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	733,728	734,349
Oscar US Funding Trust II, Series 2015-1A, Class A1 (a) 0.480% 3/15/16	1,416,250	1,416,178
Prestige Auto Receivables Trust, Series 2015-1, Class A1 (a) 0.500% 4/15/16	997,603	997,886
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	169,596	169,600
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B FRN 0.506% 1/16/18	442,655	442,584
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.556% 6/15/17	50,248	50,248
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B FRN 0.586% 4/16/18	731,084	731,084
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B FRN 0.636% 7/16/18	1,300,000	1,300,039

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3 (a) 1.020% 1/16/18	$909,664	$910,510
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	510,000	510,748
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	1,405,000	1,410,319
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) (c) 1.840% 11/18/19	270,542	270,540
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	388,348	391,659
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	272,486	272,463
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3 (a) 1.990% 4/15/19	8,360	8,363
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	174,605	174,609
United Auto Credit Securitization Trust, Series 2015-1, Class A (a) 1.160% 2/15/17	1,245,454	1,245,250
Westlake Automobile Receivables Trust, Series 2015-1A, Class A1 (a) 0.400% 3/15/16	780,311	780,206
Westlake Automobile Receivables Trust, Series 2015-2A, Class A1 (a) 0.600% 7/15/16	4,000,000	4,000,120
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	214,144	214,065
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	296,926	296,898
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	91,385	91,425
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	900,000	897,853
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	560,000	560,014

		55,179,169

	Principal Amount	Value
Commercial MBS — 2.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.749% 6/10/49	$300,000	$316,339
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.328% 9/10/47	830,617	834,285
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM VRN 5.328% 9/10/47	610,000	617,165
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4 VRN 5.766% 4/12/38	339,081	345,800
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.986% 3/15/29	520,000	518,674
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	340,250	341,845
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	537,970	542,861
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.013% 7/10/38	740,000	766,990
GS Mortgage Securities Trust, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	316,383	319,009
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ VRN 5.508% 2/12/44	350,000	362,399
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,029,442	1,019,148
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $300,000) (a) (d) 2.750% 7/20/30	148,285	148,326
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $399,250) (a) (d) 2.750% 12/20/31	354,160	353,459
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,800,000	1,813,794
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	258,200	258,200

		8,558,294

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 0.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	$95,208	$94,770
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.922% 8/25/35	371,311	369,324
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.862% 2/25/35	46,221	46,160
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.647% 9/25/34	51,162	50,393
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.677% 12/25/35	132,658	132,563
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.477% 7/25/36	32,295	32,259
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.607% 5/25/36	294,025	288,511
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.617% 5/25/35	174,049	173,565
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.967% 12/25/32	55,181	55,090
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.012% 6/25/35	437,316	433,850
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.862% 3/25/35	185,265	184,156
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.921% 6/28/35	418,804	416,434
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.637% 8/25/35	122,154	122,070
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	103,337	102,650

		2,501,795

Other ABS — 15.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.386% 3/15/41	826,824	810,436
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.386% 6/15/41	2,472,792	2,401,017

	Principal Amount	Value
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.386% 9/15/41	$332,404	$323,240
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.386% 12/15/41	659,659	646,553
ALM XII Ltd., Series 2015-12A, Class X FRN (a) 1.276% 4/16/27	294,862	294,864
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	2,086,262	2,090,174
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.934% 12/15/42	1,157,498	1,168,023
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A1 (a) 0.480% 3/10/16	778,979	779,259
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	409,418	409,387
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	1,310,000	1,310,977
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	340,000	340,435
Avery Point VI CLO Ltd., Series 2015-6A, Class X FRN (a) 1.380% 8/05/27	860,000	859,995
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	478,877	478,877
BCC Funding X LLC, Series 2015-1, Class A1 (a) 0.800% 6/20/16	2,000,000	2,000,012
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	800,000	801,742
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	136,678	136,794
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	1,400,000	1,399,786
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.366% 8/18/21	2,832,986	2,818,020
ColumbusNova CLO Ltd., Series 2006-1A, Class A FRN (a) 0.535% 7/18/18	1,436,882	1,430,059
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	199,792	200,984

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	$399,000	$400,695
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	1,141,009	1,140,053
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	469,604	471,674
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	12,150	12,157
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,275,450	1,327,230
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	427,083	421,864
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.081% 7/15/23	634,680	643,213
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1 FRN (a) 0.526% 4/12/20	392,045	388,585
Flatiron CLO Ltd., Series 2015-1A, Class X FRN (a) 1.295% 4/15/27	1,300,000	1,300,134
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	846,498	846,227
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	366,667	362,923
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	813,808	814,744
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	750,000	750,830
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	390,533	390,466
Halcyon Loan Advisors Funding Ltd., Series 2015-1A, Class X FRN (a) 1.271% 4/20/27	1,775,000	1,774,996
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.434% 6/02/17	375,000	380,774
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	540,781	535,528
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	273,245	273,730

	Principal Amount	Value
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.508% 5/01/22	$592,567	$587,455
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A1 (a) 0.500% 5/16/16	2,162,596	2,162,600
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	800,000	799,439
Macquarie Equipment Funding Trust, Series 2012-A, Class B (a) 1.740% 10/22/18	800,000	804,483
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	789,160	791,138
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.132% 4/25/35	620,819	614,996
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	219,961	219,996
Navitas Equipment Receivables LLC, Series 2015-1, Class A1 (a) 0.550% 4/15/16	1,438,460	1,439,471
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	301,765	301,835
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	157,748	157,626
Octagon Loan Funding Ltd., Series 2014-1A, Class X FRN (a) 1.276% 11/18/26	388,334	388,319
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	260,000	260,950
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	180,000	180,538
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.736% 2/15/18	2,100,000	2,099,901
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.786% 2/15/19	1,490,000	1,489,307
PFS Financing Corp., Series 2014-BA, Class A FRN (a) 0.786% 10/15/19	1,000,000	999,525
RAAC, Series 2006-RP2, Class A FRN (a) 0.435% 2/25/37	329,290	324,056

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RAAC, Series 2005-RP2, Class M1 FRN (a) 0.835% 6/25/35	$111,510	$111,452
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	801,154	809,937
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	286,341	289,361
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	187,585	186,329
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	444,062	466,834
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	190,458	190,583
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	660,008	659,822
TAL Advantage LLC, Series 2006-1A FRN (a) 0.377% 4/20/21	333,334	332,898
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	361,744	359,009
TAL Advantage LLC, Series 2010-1A, Class A (a) 3.250% 7/21/25	1,016,667	1,021,050
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.885% 12/10/18	1,620,000	1,619,924
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.686% 7/15/41	374,568	387,689
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	428,078	451,137
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	463,952	460,987
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	605,396	605,196
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	579,792	581,649

		55,091,949

Student Loans ABS — 10.1%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.987% 12/26/44	2,714,299	2,697,607

	Principal Amount	Value
Access Group, Inc., Series 2007-1, Class A2 FRN 0.307% 4/25/17	$62,951	$62,934
Access Group, Inc., Series 2006-1, Class A2 FRN 0.392% 8/25/23	657,470	653,896
Access Group, Inc., Series 2007-A, Class A2 FRN 0.412% 8/25/26	20,843	20,815
Access Group, Inc., Series 2005-2, Class A3 FRN 0.464% 11/22/24	196,914	195,856
Access Group, Inc., Series 2005-B, Class A2 FRN 0.507% 7/25/22	144,156	143,833
Access Group, Inc., Series 2004-A, Class A2 FRN 0.537% 4/25/29	273,384	271,890
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	235,162	213,600
Access Group, Inc., Series 2008-1, Class A FRN 1.577% 10/27/25	585,778	590,567
ALG Student Loan Trust I, Series 2006-1A, Class A2 FRN (a) 0.379% 4/28/20	135,065	135,038
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.406% 3/15/26	1,638,231	1,628,949
College Loan Corp. Trust, Series 2005-1, Class A4 FRN 0.427% 4/25/27	2,375,000	2,354,900
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.492% 9/28/26	501,445	500,276
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	370,000	369,260
Educational Services of America, Series 2015-1, Class A FRN (a) 1.060% 10/25/56	800,000	797,640
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.684% 6/15/43	1,150,000	1,149,567
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.684% 6/15/43	650,000	641,591
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.686% 6/15/43	350,000	345,835

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	$150,000	$144,317
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.352% 5/25/23	99,002	98,415
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.382% 8/25/25	225,191	224,976
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.929% 12/01/31	549,448	549,580
KeyCorp Student Loan Trust, Series 2006-A, Class 2A3 FRN 0.472% 6/27/29	570,930	568,926
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.577% 10/28/41	1,211,165	1,208,609
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.592% 9/27/35	1,500,000	1,441,695
KeyCorp Student Loan Trust, Series 2000-A, Class A2 FRN 0.602% 5/25/29	385,515	362,447
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.317% 11/27/28	368,290	365,322
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.337% 10/25/27	639,529	632,976
National Collegiate Student Loan Trust, Series 2006-1, Class A3 FRN 0.377% 5/25/26	698,744	697,280
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.377% 2/25/28	386,881	386,410
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.427% 7/25/28	529,167	528,260
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.427% 11/27/28	502,691	492,829
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.541% 6/25/27	314,314	312,533
Navient Private Education Loan Trust, Series 2014-AA, Class A1 FRN (a) 0.666% 5/16/22	808,691	808,741
Navient Private Education Loan Trust, Series 2015-AA, Class A1 FRN (a) 0.686% 12/15/21	1,111,007	1,111,040

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-AA, Class A2B FRN (a) 1.381% 12/15/28	$670,000	$673,605
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.531% 6/25/41	499,124	445,992
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.987% 4/25/46	111,732	112,032
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.687% 6/25/41	295,000	277,219
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.496% 5/28/26	47,069	47,050
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.636% 4/25/44	450,000	443,756
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.445% 7/15/36	1,400,431	1,393,429
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.466% 3/15/19	41,388	41,376
SLM Student Loan Trust, Series 2006-2, Class B FRN 0.497% 1/25/41	478,047	422,145
SLM Student Loan Trust, Series 2004-10, Class B FRN 0.647% 1/25/40	473,509	418,291
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.777% 10/25/17	36,228	36,250
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.786% 7/15/22	933,642	934,327
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.900% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.900% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.936% 10/16/23	190,501	190,936
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.936% 12/15/38	441,398	408,650
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.286% 12/15/21	519,761	520,449

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.286% 8/15/23	$133,279	$133,786
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.477% 7/27/26	741,244	754,381
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.586% 8/15/25	168,175	169,558
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	900,000	900,000
SMB Private Education Loan Trust, Series 2014-A, Class A1 FRN (a) 0.686% 9/15/21	745,237	744,643
Social Professional Loan Program LLC, Series 2015-A, Class A1 FRN (a) 1.385% 3/25/33	457,692	457,359
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.437% 8/25/32	743,554	739,967
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.787% 6/25/25	1,005,429	1,017,450
South Carolina Student Loan Corp., Series 2005-1, Class A2 FRN 0.403% 12/01/20	138,158	137,649

		35,228,710

WL Collateral CMO — 0.4%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1 FRN 1.335% 5/25/25	711,218	707,397
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.887% 3/25/45	275,985	264,503
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1 1.087% 10/25/27	354,570	353,035

		1,324,935

WL Collateral PAC — 0.1%
Structured Asset Securities Corp, Series 2006-OPT1, Class A4 FRN 0.347% 4/25/36	301,940	301,513
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	96,569	95,859

		397,372

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $160,569,519)		160,732,906

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 FRN 2.500% 1/20/40	$209,395	$217,105

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $222,286)		217,105

U.S. TREASURY OBLIGATIONS — 94.8%
U.S. Treasury Bonds & Notes — 94.8%
U.S. Treasury Inflation Index (e) (f) 0.125% 4/15/17	13,770,178	13,957,370
U.S. Treasury Inflation Index (e) 0.125% 4/15/18	18,872,602	19,168,959
U.S. Treasury Inflation Index (e) 0.125% 4/15/19	17,578,181	17,806,152
U.S. Treasury Inflation Index (e) 0.125% 4/15/20	11,516,964	11,609,641
U.S. Treasury Inflation Index (e) 0.125% 1/15/22	14,665,278	14,533,526
U.S. Treasury Inflation Index (e) 0.125% 7/15/22	15,292,963	15,177,073
U.S. Treasury Inflation Index (e) 0.125% 1/15/23	15,374,400	15,102,950
U.S. Treasury Inflation Index (e) 0.125% 7/15/24	15,169,733	14,794,040
U.S. Treasury Inflation Index (e) 0.250% 1/15/25	15,282,558	14,990,035
U.S. Treasury Inflation Index (e) 0.375% 7/15/23	15,452,472	15,508,008
U.S. Treasury Inflation Index (e) 0.625% 7/15/21	13,682,709	14,123,128
U.S. Treasury Inflation Index (e) 0.625% 1/15/24	15,508,212	15,772,333
U.S. Treasury Inflation Index (e) 0.625% 2/15/43	5,248,002	4,652,679
U.S. Treasury Inflation Index (e) 0.750% 2/15/42	6,774,155	6,225,340
U.S. Treasury Inflation Index (e) 0.750% 2/15/45	5,043,494	4,606,919
U.S. Treasury Inflation Index (e) 1.125% 1/15/21	12,864,561	13,607,284
U.S. Treasury Inflation Index (e) 1.250% 7/15/20	11,038,044	11,810,707
U.S. Treasury Inflation Index (e) 1.375% 7/15/18	5,288,118	5,608,298
U.S. Treasury Inflation Index (e) 1.375% 1/15/20	8,610,174	9,204,809

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (e) 1.375% 2/15/44	$7,806,273	$8,333,196
U.S. Treasury Inflation Index (e) 1.625% 1/15/18	4,517,160	4,773,016
U.S. Treasury Inflation Index (e) 1.750% 1/15/28	5,770,672	6,537,086
U.S. Treasury Inflation Index (e) 1.875% 7/15/19	5,916,827	6,447,957
U.S. Treasury Inflation Index (e) 2.000% 1/15/26	7,283,059	8,360,726
U.S. Treasury Inflation Index (e) 2.125% 1/15/19	4,887,060	5,321,167
U.S. Treasury Inflation Index (e) 2.125% 2/15/40	3,469,819	4,273,026
U.S. Treasury Inflation Index (e) 2.125% 2/15/41	3,646,114	4,522,607
U.S. Treasury Inflation Index (e) 2.375% 1/15/25	10,040,800	11,812,057
U.S. Treasury Inflation Index (e) 2.375% 1/15/27	5,918,542	7,081,440
U.S. Treasury Inflation Index (e) 2.500% 1/15/29	5,586,785	6,885,277
U.S. Treasury Inflation Index (e) 3.375% 4/15/32	2,125,912	2,996,872
U.S. Treasury Inflation Index (e) 3.625% 4/15/28	4,848,983	6,606,739
U.S. Treasury Inflation Index (e) 3.875% 4/15/29	6,101,911	8,642,784

		330,853,201

TOTAL U.S. TREASURY OBLIGATIONS (Cost $332,855,549)		330,853,201

TOTAL BONDS & NOTES (Cost $506,238,841)		508,628,348

	Notional Amount
PURCHASED OPTIONS — 0.0%

Financial — 0.0%
Diversified Financial — 0.0%
USD Put CNH Call, Expires 5/16/16, Strike 6.65 (OTC — HSBC Bank PLC)	$11,000,000	51,634

TOTAL PURCHASED OPTIONS (Cost $57,178)		51,634

TOTAL LONG-TERM INVESTMENTS (Cost $506,296,019)		508,679,982

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 30.8%
Commercial Paper — 30.6%
Airgas, Inc. (a) 0.500% 8/24/15	$4,000,000	$3,997,000
Airgas, Inc. (a) 0.550% 8/17/15	700,000	699,497
Ameren Corp. 0.530% 7/13/15	2,000,000	1,999,647
Ameren Corp. 0.540% 7/13/15	2,824,000	2,823,492
Bell Canada (a) 0.530% 8/18/15	5,000,000	4,996,467
Campbell Soup Co. (a) 0.700% 10/27/15	5,000,000	4,988,528
Canadian Natural Resources Ltd. (a) 0.540% 7/14/15	5,305,000	5,303,966
Ecolab, Inc. (a) 0.520% 8/19/15	5,000,000	4,996,461
EnCana Corp. (a) 0.700% 8/04/15	5,250,000	5,246,529
ERAC USA Finance LLC (a) 0.610% 8/19/15	5,000,000	4,995,849
FMC Corp. (a) 0.480% 7/08/15	3,000,000	2,999,720
FMC Technologies, Inc. (a) 0.540% 7/06/15	5,350,000	5,349,599
Glencore Funding LLC (a) 0.620% 8/14/15	1,400,000	1,398,939
Glencore Funding LLC (a) 0.630% 7/27/15	674,000	673,693
Holcim US Finance SARL & Cie (a) 0.600% 10/01/15	5,300,000	5,291,873
Hyundai Capital America (a) 0.640% 7/14/15	5,000,000	4,998,844
Monsanto Co. (a) 0.550% 8/24/15	5,000,000	4,995,875
ONEOK Partners LP (a) 0.670% 7/02/15	2,750,000	$2,749,949
Pall Corp. (a) 0.500% 8/17/15	4,000,000	3,997,389
Pearson Holdings, Inc. (a) 0.550% 7/10/15	5,000,000	4,999,312
Pentair Finance (a) 0.630% 9/14/15	5,250,000	5,243,109
Suncor Energy, Inc. (a) 0.540% 7/06/15	5,000,000	4,999,625
Tate & Lyle International Finance PLC (a) 0.510% 8/04/15	5,000,000	4,997,592
Whirlpool Corp. (a) 0.579% 9/29/15	5,000,000	4,992,954
Williams Partners LP (a) 0.530% 8/04/15	5,000,000	4,997,497

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WPP CP LLC (a) 0.520% 7/21/15	$4,000,000	$3,998,844

		106,732,250

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (g)	722,293	722,293

TOTAL SHORT-TERM INVESTMENTS (Cost $107,454,543)		107,454,543

TOTAL INVESTMENTS — 176.6% (Cost $613,750,562) (h)		616,134,525

Other Assets/(Liabilities) — (76.6)%		(267,278,328)

NET ASSETS — 100.0%		$348,856,197

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Chinese Offshore Yuan
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
OTC	Over-the-counter
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $222,845,187 or 63.88% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $270,540 or 0.08% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2015, these securities amounted to a value of $501,785 or 0.14% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $722,293. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $737,921.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

PREFERRED STOCK — 0.8%
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC 5.500%	3,045	$3,174,657

Energy — 0.4%
Oil & Gas — 0.4%
Anadarko Petroleum Corp. 7.500%	76,700	3,866,447
Southwestern Energy Co. 6.250%	38,550	1,903,214

		5,769,661

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	3,259,100

TOTAL PREFERRED STOCK (Cost $12,096,289)		12,203,418

TOTAL EQUITIES (Cost $12,096,289)		12,203,418

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 50.2%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$635,000	692,417
WPP Finance 2010 5.625% 11/15/43	1,338,000	1,444,009

		2,136,426

Aerospace & Defense — 0.3%
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,543,914
Harris Corp. 3.832% 4/27/25	1,360,000	1,322,017
United Technologies Corp. 6.125% 7/15/38	465,000	567,055

		4,432,986

Agriculture — 0.4%
Altria Group, Inc. 4.250% 8/09/42	775,000	687,813
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,837,900
Philip Morris International, Inc. 6.375% 5/16/38	225,000	276,056
Reynolds American, Inc. 2.300% 6/12/18	1,350,000	1,360,093
Reynolds American, Inc. 3.250% 6/12/20	980,000	992,644

	Principal Amount	Value
Reynolds American, Inc. 5.850% 8/15/45	$890,000	$933,517

		6,088,023

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	708,605	708,605
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	300,479	304,987
United Air Lines, Inc. (a) 10.110% 2/19/49	156,069	59,696
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	895,000	903,950

		1,977,238

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	1,725,000	1,708,509
Hyundai Capital America (b) 2.550% 2/06/19	1,150,000	1,158,971

		2,867,480

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	625,000	615,625

Banks — 4.5%
Associated Banc-Corp. 2.750% 11/15/19	3,075,000	3,078,601
Associated Banc-Corp. 4.250% 1/15/25	4,885,000	4,812,907
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,059,916
Bank of America Corp. 3.950% 4/21/25	8,590,000	8,273,802
Bank of America Corp. 4.000% 4/01/24	2,525,000	2,569,377
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,263,284
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,693,984
Barclays PLC 4.375% 9/11/24	1,585,000	1,520,120
Compass Bank 3.875% 4/10/25	3,535,000	3,328,040
Credit Agricole SA (b) 2.750% 6/10/20	2,640,000	2,638,281
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,250,028
Discover Bank 2.000% 2/21/18	1,920,000	1,915,302

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Export-Import Bank of Korea 4.000% 1/11/17	$1,000,000	$1,039,198
First Horizon National Corp. 5.375% 12/15/15	3,666,000	3,722,203
FirstMerit Corp. 4.350% 2/04/23	645,000	666,585
ICICI Bank Ltd. (b) 4.700% 2/21/18	1,800,000	1,894,014
ICICI Bank Ltd. (b) 4.750% 11/25/16	1,300,000	1,351,246
Itau Unibanco Holding SA (b) 2.850% 5/26/18	5,860,000	5,813,120
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,682,479
Morgan Stanley 3.950% 4/23/27	1,305,000	1,230,469
Morgan Stanley 4.875% 11/01/22	750,000	797,781
MUFG Union Bank NA 2.625% 9/26/18	550,000	558,875
Regions Financial Corp. 7.500% 5/15/18	895,000	1,027,306
Santander Holdings USA, Inc. 2.650% 4/17/20	2,470,000	2,428,282
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	760,000	767,448
Societe Generale SA (b) 4.250% 4/14/25	1,680,000	1,579,637
State Street Corp. 3.300% 12/16/24	2,465,000	2,460,708
SVB Financial Group 3.500% 1/29/25	4,285,000	4,128,769
SVB Financial Group 5.375% 9/15/20	515,000	573,883
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,813,325
Wachovia Bank NA 6.600% 1/15/38	690,000	894,582
Wells Fargo & Co. 4.600% 4/01/21	345,000	377,940

		70,211,492

Beverages — 0.0%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	151,397

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,643,118

Building Materials — 0.9%
CRH America, Inc. (b) 3.875% 5/18/25	2,325,000	2,303,942
CRH America, Inc. 8.125% 7/15/18	1,730,000	2,028,984

	Principal Amount	Value
Lafarge SA 6.500% 7/15/16	$1,305,000	$1,366,988
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	1,540,000	1,533,550
Masco Corp. 4.450% 4/01/25	4,145,000	4,155,363
Owens Corning, Inc. 4.200% 12/01/24	1,365,000	1,339,840
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,484,979

		14,213,646

Chemicals — 1.9%
Ashland, Inc. 4.750% 8/15/22	10,540,000	10,342,375
Ashland, Inc. 6.875% 5/15/43	3,378,000	3,428,670
Cabot Corp. 5.000% 10/01/16	2,440,000	2,554,487
Cytec Industries, Inc. 8.950% 7/01/17	225,000	252,588
The Dow Chemical Co. 8.550% 5/15/19	375,000	457,213
Ecolab, Inc. 4.350% 12/08/21	650,000	701,248
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	880,000	974,490
Incitec Pivot Ltd. (b) 4.000% 12/07/15	2,642,000	2,670,964
Methanex Corp. 5.250% 3/01/22	550,000	588,407
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,785,000	4,982,381
RPM International, Inc. 6.125% 10/15/19	800,000	900,012
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,519,779
Valspar Corp. 7.250% 6/15/19	650,000	751,878

		30,124,492

Commercial Services — 1.1%
The ADT Corp. 2.250% 7/15/17	2,015,000	1,995,253
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,400,000	1,373,750
ERAC USA Finance LLC (b) 2.800% 11/01/18	455,000	464,111
ERAC USA Finance LLC (b) 6.700% 6/01/34	355,000	431,996
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,302,552
McGraw Hill Financial, Inc. (b) 4.000% 6/15/25	2,315,000	2,312,711

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verisk Analytics, Inc. 4.000% 6/15/25	$3,195,000	$3,128,876
The Western Union Co. 5.930% 10/01/16	1,405,000	1,475,136

		17,484,385

Computers — 0.2%
SanDisk Corp., Convertible 0.500% 10/15/20	2,874,000	2,785,984

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.750% 3/15/23	400,000	344,000
Avon Products, Inc. 6.500% 3/01/19	885,000	854,025
The Procter & Gamble Co. 5.800% 8/15/34	270,000	334,342

		1,532,367

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	173,742
Ingram Micro, Inc. 4.950% 12/15/24	3,265,000	3,337,287

		3,511,029

Diversified Financial — 5.5%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	5,300,000	5,326,500
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,246,776
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,514,703
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,551,969
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,843,250
Air Lease Corp. 5.625% 4/01/17	600,000	636,000
Ally Financial, Inc. 4.625% 5/19/22	2,715,000	2,681,062
American Express Co. VRN 6.800% 9/01/66	200,000	205,780
Ares Finance Co. LLC (b) 4.000% 10/08/24	2,380,000	2,290,336
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,721,896
Citigroup, Inc. 3.875% 3/26/25	13,185,000	12,629,977
Citigroup, Inc. 5.875% 5/29/37	550,000	615,668
Citigroup, Inc. 5.875% 1/30/42	800,000	935,889
Citigroup, Inc. 8.125% 7/15/39	225,000	322,956

	Principal Amount	Value
Citigroup, Inc. 8.500% 5/22/19	$688,000	$839,152
Eaton Vance Corp. 3.625% 6/15/23	707,000	707,159
Eaton Vance Corp. 6.500% 10/02/17	91,000	100,310
General Electric Capital Corp. 5.500% 1/08/20	600,000	680,172
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	2,007,298
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,002,168
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,748,566
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,819,950
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	466,990
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	520,760
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	637,912
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	662,716
Hyundai Capital America (b) 1.625% 10/02/15	995,000	996,217
Hyundai Capital America (b) 2.875% 8/09/18	910,000	931,519
Hyundai Capital America (b) 4.000% 6/08/17	1,605,000	1,673,455
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,285,250
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,075,325
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	6,890,050
Janus Capital Group, Inc. 6.700% 6/15/17	2,615,000	2,845,857
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,607,509
Lazard Group LLC 4.250% 11/14/20	4,165,000	4,379,331
Lazard Group LLC 6.850% 6/15/17	601,000	656,546
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,201,376
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	738,975
Morgan Stanley 3.800% 4/29/16	850,000	868,713
Morgan Stanley 4.350% 9/08/26	905,000	886,791

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 5.450% 1/09/17	$1,526,000	$1,617,102
Morgan Stanley 5.625% 9/23/19	1,415,000	1,585,640
Morgan Stanley 5.750% 1/25/21	225,000	256,346
Stifel Financial Corp. 4.250% 7/18/24	995,000	983,122

		86,195,039

Electric — 3.0%
Appalachian Power Co. 3.400% 6/01/25	2,645,000	2,607,343
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,764,468
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,029,262
Commonwealth Edison Co. 3.700% 3/01/45	2,225,000	1,997,759
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	43,280
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,078,962
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,042,560
IPALCO Enterprises, Inc. (b) 3.450% 7/15/20	5,935,000	5,905,325
Kansas Gas & Electric Co. 5.647% 3/29/21	879,110	887,901
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,060,721
Metropolitan Edison Co. (b) 4.000% 4/15/25	1,505,000	1,501,131
National Fuel Gas Co. 3.750% 3/01/23	985,000	913,297
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,288,863
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	1,560,000	1,494,046
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	86,792
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	182,800
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	925,458
Pennsylvania Electric Co. (b) 4.150% 4/15/25	2,090,000	2,084,656
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	399,032
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,387,076
Progress Energy, Inc. 7.000% 10/30/31	505,000	636,716

	Principal Amount	Value
Puget Energy, Inc. (b) 3.650% 5/15/25	$2,590,000	$2,534,942
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,323,748
Puget Sound Energy, Inc. 4.300% 5/20/45	4,650,000	4,623,965
Southern California Edison Co. 5.950% 2/01/38	820,000	997,542
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	1,470,000	1,459,122
Transelec SA (b) 4.625% 7/26/23	1,250,000	1,285,692
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	507,874	538,549
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,179,724
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,510,431

		46,771,163

Electronics — 0.7%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,463,743
Arrow Electronics, Inc. 3.500% 4/01/22	1,865,000	1,835,835
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	814,697
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,343,272
Avnet, Inc. 4.875% 12/01/22	944,000	982,837
Flextronics International Ltd. (b) 4.750% 6/15/25	2,000,000	1,984,400
Jabil Circuit, Inc. 8.250% 3/15/18	675,000	764,438
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,393,567

		10,582,789

Environmental Controls — 0.3%
Republic Services, Inc. 3.200% 3/15/25	3,740,000	3,597,154
Republic Services, Inc. 5.000% 3/01/20	40,000	44,013
Republic Services, Inc. 5.250% 11/15/21	795,000	890,930

		4,532,097

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	921,435
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	531,347

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ConAgra Foods, Inc. 7.000% 4/15/19	$755,000	$862,296
General Mills, Inc. 5.400% 6/15/40	65,000	70,501
JBS Investments GmbH (b) 7.750% 10/28/20	3,288,000	3,575,700
Kraft Foods, Inc. 6.500% 2/09/40	381,000	471,758
Tyson Foods, Inc. 2.650% 8/15/19	485,000	488,201
Tyson Foods, Inc. 3.950% 8/15/24	1,010,000	1,017,411
Tyson Foods, Inc. 4.875% 8/15/34	745,000	749,650
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,739,018
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	530,000	537,529

		10,964,846

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	230,000	247,651
Domtar Corp. 10.750% 6/01/17	245,000	283,617
International Paper Co. 4.750% 2/15/22	700,000	757,732
International Paper Co. 7.300% 11/15/39	820,000	1,003,582
International Paper Co. 9.375% 5/15/19	290,000	358,863
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	1,830,000	1,958,100

		4,609,545

Gas — 0.2%
Boston Gas Co. (b) 4.487% 2/15/42	700,000	702,528
The Laclede Group, Inc. 4.700% 8/15/44	2,000,000	1,991,732

		2,694,260

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,192,612

Health Care – Products — 0.5%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,075,759
Johnson & Johnson 5.850% 7/15/38	245,000	311,021
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,395,000	3,280,205

	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	$4,280,000	$3,925,856

		8,592,841

Health Care – Services — 0.5%
Anthem, Inc., Convertible 2.750% 10/15/42	1,000,000	2,194,375
Cigna Corp. 5.125% 6/15/20	650,000	728,831
Howard Hughes Medical Institute 3.500% 9/01/23	1,025,000	1,055,692
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	607,483
Laboratory Corp. of America Holdings 3.600% 2/01/25	1,085,000	1,037,705
Roche Holdings, Inc. (b) 7.000% 3/01/39	250,000	348,944
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,334,741

		8,307,771

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	1,220,000	1,376,311

Home Builders — 0.2%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,814,087

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	875,080
Whirlpool Corp. 5.150% 3/01/43	295,000	302,314

		1,177,394

Household Products — 0.2%
Jarden Corp., Convertible 1.500% 6/15/19	1,906,000	2,646,957

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,261,598

Insurance — 3.7%
The Allstate Corp. 5.550% 5/09/35	875,000	1,033,448
The Allstate Corp. VRN 5.750% 8/15/53	2,270,000	2,397,687
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,175,138
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	658,898
Brown & Brown, Inc. 4.200% 9/15/24	2,040,000	2,013,645

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Chubb Corp. VRN 6.375% 3/29/67	$3,049,000	$3,198,401
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,241,508
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,182,013
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,789,445
CNO Financial Group, Inc. 5.250% 5/30/25	2,104,000	2,138,085
Five Corners Funding Trust (b) 4.419% 11/15/23	1,465,000	1,513,289
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	2,070,000	2,326,162
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	706,000	726,054
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,655,163
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,021,454
MetLife Capital Trust IV (b) 7.875% 12/15/37	2,695,000	3,384,920
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	763,252
The Progressive Corp. 3.750% 8/23/21	40,000	42,686
The Progressive Corp. VRN 6.700% 6/15/37	2,589,000	2,699,032
Prudential Financial, Inc. 4.500% 11/15/20	700,000	765,707
Prudential Financial, Inc. VRN 5.200% 3/15/44	2,380,000	2,357,390
Prudential Financial, Inc. VRN 5.375% 5/15/45	1,800,000	1,775,250
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,845,000	1,912,342
Prudential Financial, Inc. 6.200% 11/15/40	500,000	586,189
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,930,000	2,258,100
QBE Capital Funding III Ltd. VRN (b) 7.250% 5/24/41	1,425,000	1,576,070
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	900,000	904,982
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,347,777
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,945,466
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,929,727
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	972,463

	Principal Amount	Value
USF&G Capital I (b) 8.500% 12/15/45	$1,015,000	$1,433,289
Voya Financial, Inc. 5.500% 7/15/22	900,000	1,010,555
Voya Financial, Inc. VRN 5.650% 5/15/53	1,510,000	1,542,088
Willis Group Holdings PLC 4.125% 3/15/16	530,000	540,797
Willis Group Holdings PLC 5.750% 3/15/21	1,825,000	2,047,342
Willis North America, Inc. 7.000% 9/29/19	706,000	804,439
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,263,850

		57,934,103

Internet — 1.0%
Baidu, Inc. 2.750% 6/09/19	440,000	440,219
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,022,339
Expedia, Inc. 4.500% 8/15/24	6,190,000	6,243,395
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,927,511
LinkedIn Corp., Convertible (b) 0.500% 11/01/19	1,490,000	1,494,656
Tencent Holdings Ltd. (b) 2.875% 2/11/20	1,655,000	1,652,746

		15,780,866

Investment Companies — 0.6%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,694,916
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,763,993
Glencore Finance Canada. (b) 2.050% 10/23/15	1,700,000	1,704,354
Glencore Finance Canada. (b) 5.800% 11/15/16	1,023,000	1,076,757

		9,240,020

Iron & Steel — 1.3%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	834,250
ArcelorMittal 4.500% 8/05/15	4,107,000	4,108,273
ArcelorMittal 5.125% 6/01/20	2,375,000	2,407,656
ArcelorMittal 5.250% 2/25/17	245,000	254,494
ArcelorMittal 6.000% 8/05/20	1,700,000	1,776,500
ArcelorMittal 6.125% 6/01/18	279,000	297,135

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Metals Co. 6.500% 7/15/17	$855,000	$899,887
Glencore Funding LLC (b) 2.875% 4/16/20	4,475,000	4,386,270
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,106,715
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,696,828
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,671,216

		20,439,224

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,104,593

Lodging — 0.4%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,616,250
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,481,188
Marriott International, Inc. 5.810% 11/10/15	425,000	432,139
Marriott International, Inc. 6.200% 6/15/16	2,003,000	2,096,268
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	341,240
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	9,496

		5,976,581

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	725,000	722,281
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,547,150
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	902,000
CNH Industrial Capital LLC 6.250% 11/01/16	1,705,000	1,768,937
Xylem, Inc. 4.875% 10/01/21	585,000	633,738

		5,574,106

Manufacturing — 0.6%
Harsco Corp 2.700% 10/15/15	7,308,000	7,308,000
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,091,431
SPX Corp. 6.875% 9/01/17	1,370,000	1,476,175

		9,875,606

	Principal Amount	Value
Media — 0.4%
21st Century Fox America, Inc. 6.900% 8/15/39	$525,000	$656,641
CBS Corp. 7.875% 7/30/30	970,000	1,261,275
NBCUniversal Media LLC 6.400% 4/30/40	100,000	124,174
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	699,311
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	276,382
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	433,493
Time Warner, Inc. 4.700% 1/15/21	900,000	972,550
Time Warner, Inc. 6.100% 7/15/40	950,000	1,068,413
Time Warner, Inc. 6.250% 3/29/41	15,000	17,164

		5,509,403

Mining — 0.6%
Freeport-McMoRan, Inc. 2.375% 3/15/18	810,000	803,800
Freeport-McMoRan, Inc. 4.000% 11/14/21	5,310,000	5,214,287
Freeport-McMoRan, Inc. 5.450% 3/15/43	1,210,000	1,010,177
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,719,625
Vale Overseas Ltd. 6.875% 11/10/39	490,000	471,576

		9,219,465

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,891,088
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,160,680
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	291,521
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	202,997

		3,546,286

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	112,119

Oil & Gas — 3.8%
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,038,492
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	312,300

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	$3,530,000	$3,344,675
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,337,437
Chesapeake Energy Corp. 6.500% 8/15/17	1,600,000	1,638,000
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,198,762
Devon Energy Corp. 6.300% 1/15/19	660,000	745,567
Ensco PLC 5.200% 3/15/25	2,845,000	2,816,735
Helmerich & Payne International Drilling Co. (b) 4.650% 3/15/25	1,415,000	1,460,688
Motiva Enterprises LLC (b) 6.850% 1/15/40	945,000	1,077,563
Newfield Exploration Co. 5.375% 1/01/26	5,195,000	5,143,050
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	213,110
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,462,492
Petrobras Global Finance BV 3.000% 1/15/19	825,000	762,432
Petrobras Global Finance BV 3.250% 3/17/17	4,695,000	4,629,786
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,280,444
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	1,935,363
Petroleos Mexicanos 3.125% 1/23/19	395,000	398,753
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,832,805
Petroleos Mexicanos 6.375% 1/23/45	640,000	656,800
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,431,745
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,287,340
Rowan Cos., Inc. 4.750% 1/15/24	2,127,000	2,032,595
Rowan Cos., Inc. 4.875% 6/01/22	4,661,000	4,629,412
Rowan Cos., Inc. 5.000% 9/01/17	1,400,000	1,444,617
Southwestern Energy Co. 4.050% 1/23/20	2,450,000	2,517,848
Southwestern Energy Co. 4.950% 1/23/25	1,470,000	1,485,154
Transocean, Inc. 4.950% 11/15/15	2,805,000	2,843,569

	Principal Amount	Value
Transocean, Inc. 5.550% 12/15/16	$1,500,000	$1,552,455
Transocean, Inc. 6.000% 3/15/18	2,813,000	2,841,130
Whiting Petroleum Corp., Convertible (b) 1.250% 4/01/20	1,420,000	1,551,350

		59,902,469

Oil & Gas Services — 1.0%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	2,850,000	2,326,313
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	970,000	863,300
SESI LLC 6.375% 5/01/19	725,000	737,325
Superior Energy Services, Inc. 7.125% 12/15/21	5,789,000	6,136,340
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	939,066
Weatherford International Ltd. 5.125% 9/15/20	3,169,000	3,229,236
Weatherford International Ltd. 5.950% 4/15/42	1,685,000	1,424,327
Weatherford International Ltd. 6.000% 3/15/18	725,000	771,785

		16,427,692

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	685,000	756,290

Pharmaceuticals — 2.4%
AbbVie, Inc. 2.500% 5/14/20	4,810,000	4,760,654
AbbVie, Inc. 3.600% 5/14/25	2,980,000	2,945,417
AbbVie, Inc. 4.400% 11/06/42	750,000	709,637
AbbVie, Inc. 4.700% 5/14/45	4,655,000	4,578,816
Actavis Funding SCS 3.000% 3/12/20	2,210,000	2,215,012
Actavis Funding SCS 3.800% 3/15/25	3,065,000	3,010,817
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,328,115
Baxalta, Inc. (b) 3.600% 6/23/22	805,000	804,503
Baxalta, Inc. (b) 4.000% 6/23/25	2,145,000	2,129,048
Baxalta, Inc. (b) 5.250% 6/23/45	1,070,000	1,075,838

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cardinal Health, Inc. 3.750% 9/15/25	$3,080,000	$3,064,234
McKesson Corp. 1.292% 3/10/17	660,000	659,038
McKesson Corp. 2.284% 3/15/19	675,000	674,806
McKesson Corp. 3.796% 3/15/24	550,000	556,325
McKesson Corp. 4.750% 3/01/21	850,000	933,232
McKesson Corp. 4.883% 3/15/44	500,000	496,878
McKesson Corp. 6.000% 3/01/41	800,000	919,514
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	311,454
Mylan, Inc. (b) 7.875% 7/15/20	4,250,000	4,427,331
Pfizer, Inc. 7.200% 3/15/39	970,000	1,337,916

		36,938,585

Pipelines — 3.0%
Alliance Pipeline LP (b) 6.996% 12/31/19	569,445	623,958
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	947,689
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,769,249
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	698,541
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	732,459
Energy Transfer Partners LP FRN 3.296% 11/01/66	2,000,000	1,700,000
Energy Transfer Partners LP 4.050% 3/15/25	3,070,000	2,894,979
Energy Transfer Partners LP 4.150% 10/01/20	1,360,000	1,397,754
Energy Transfer Partners LP 4.750% 1/15/26	3,845,000	3,805,116
Energy Transfer Partners LP 4.900% 3/15/35	1,775,000	1,601,598
Enterprise Products Operating LLC 3.700% 2/15/26	2,530,000	2,449,705
Enterprise Products Operating LP 3.200% 2/01/16	600,000	607,312
Enterprise Products Operating LP 5.950% 2/01/41	630,000	685,704
Kinder Morgan Energy Partners LP 4.100% 11/15/15	2,900,000	2,930,160
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	588,889

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.950% 1/15/38	$65,000	$69,855
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	3,900,000	4,225,397
Kinder Morgan, Inc. 4.300% 6/01/25	2,970,000	2,867,217
Magellan Midstream Partners LP 5.150% 10/15/43	2,305,000	2,330,961
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,291,942
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	2,265,000	2,219,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	3,995,000	3,905,113
Williams Partners LP 5.250% 3/15/20	2,045,000	2,222,788
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,270,000	4,211,971

		47,778,057

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,113,177
Post Apartment Homes LP 3.375% 12/01/22	600,000	579,469

		1,692,646

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,274,031
American Tower Corp. 3.450% 9/15/21	3,025,000	3,010,417
American Tower Corp. 4.500% 1/15/18	1,900,000	2,010,553
ARC Properties Operating Partnership LP 2.000% 2/06/17	1,530,000	1,484,100
ARC Properties Operating Partnership LP 3.000% 2/06/19	765,000	725,794
Boston Properties LP 4.125% 5/15/21	840,000	892,412
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,172,511
DDR Corp. 4.750% 4/15/18	1,400,000	1,493,758
DDR Corp. 7.875% 9/01/20	1,600,000	1,958,630
Duke Realty LP 8.250% 8/15/19	1,975,000	2,394,107

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERP Operating LP 4.625% 12/15/21	$600,000	$654,526
Federal Realty Investment Trust 5.900% 4/01/20	455,000	521,137
HCP, Inc. 2.625% 2/01/20	1,415,000	1,400,724
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,775,734
Host Hotels & Resorts LP 4.000% 6/15/25	2,095,000	2,079,434
Liberty Property LP 3.750% 4/01/25	1,315,000	1,272,999
ProLogis LP 2.750% 2/15/19	610,000	618,797
Simon Property Group LP 5.650% 2/01/20	225,000	256,427
Weingarten Realty Investors 3.850% 6/01/25	580,000	568,656

		26,564,747

Retail — 1.7%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	915,000	908,371
CVS Health Corp. 6.125% 9/15/39	895,000	1,057,336
CVS Pass-Through Trust (b) 5.926% 1/10/34	2,198,722	2,523,126
Dollar General Corp. 3.250% 4/15/23	4,455,000	4,244,501
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	2,975,000	2,908,063
The Home Depot, Inc. 5.950% 4/01/41	800,000	973,835
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	958,701
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	768,529
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	958,468
QVC, Inc. 3.125% 4/01/19	1,075,000	1,067,774
QVC, Inc. 4.375% 3/15/23	1,140,000	1,120,471
QVC, Inc. 4.450% 2/15/25	1,225,000	1,182,056
QVC, Inc. 5.125% 7/02/22	750,000	772,333
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,088,244
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,438,443
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	751,002

	Principal Amount	Value
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	$3,480,000	$3,408,235

		27,129,488

Savings & Loans — 0.5%
Glencore Funding LLC (b) 1.700% 5/27/16	1,593,000	1,594,791
Glencore Funding LLC (b) 2.500% 1/15/19	1,841,000	1,820,342
Glencore Funding LLC (b) 3.125% 4/29/19	1,040,000	1,048,840
Nationwide Building Society (b) 2.350% 1/21/20	2,665,000	2,655,670

		7,119,643

Semiconductors — 1.3%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,709,513
Intel Corp., Convertible 3.250% 8/01/39	700,000	1,064,875
KLA-Tencor Corp. 4.650% 11/01/24	2,340,000	2,338,722
Lam Research Corp. 2.750% 3/15/20	2,460,000	2,443,154
Lam Research Corp. 3.800% 3/15/25	2,210,000	2,151,015
Microchip Technology, Inc., Convertible (b) 1.625% 2/15/25	2,274,000	2,293,897
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,752,000	3,142,650
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	511,169
ON Semiconductor Corp., Convertible (b) 1.000% 12/01/20	1,240,000	1,226,825
QUALCOMM, Inc. 3.000% 5/20/22	245,000	243,339
QUALCOMM, Inc. 3.450% 5/20/25	3,120,000	3,040,384

		20,165,543

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	774,873
CA, Inc. 2.875% 8/15/18	835,000	851,748
CA, Inc. 5.375% 12/01/19	2,115,000	2,354,344
Citrix Systems, Inc., Convertible 0.500% 4/15/19	2,340,000	2,471,625

		6,452,590

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.4%
America Movil SAB de CV 5.000% 3/30/20	$730,000	$808,074
America Movil SAB de CV 6.125% 3/30/40	760,000	880,027
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,792,649
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,154,671
British Telecom PLC 9.625% 12/15/30	1,050,000	1,558,382
CenturyLink, Inc. 6.150% 9/15/19	760,000	799,900
Cisco Systems, Inc. 5.500% 1/15/40	485,000	552,787
Deutsche Telekom International Finance BV 8.750% 6/15/30	290,000	408,009
Embarq Corp. 7.082% 6/01/16	561,000	583,400
Embarq Corp. 7.995% 6/01/36	200,000	221,740
Rogers Communications, Inc. 7.500% 8/15/38	160,000	206,486
Sprint Communications, Inc. (b) 9.000% 11/15/18	2,925,000	3,303,085
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	718,736
Verizon Communications, Inc. 2.625% 2/21/20	1,866,000	1,861,805
Verizon Communications, Inc. 3.500% 11/01/24	1,845,000	1,794,556
Verizon Communications, Inc. 4.862% 8/21/46	1,366,000	1,278,461
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,121,291
Verizon Communications, Inc. 5.150% 9/15/23	1,495,000	1,636,787
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,424,760

		22,105,606

Transportation — 0.6%
Asciano Finance (b) 4.625% 9/23/20	845,000	896,250
Asciano Finance (b) 5.000% 4/07/18	1,650,000	1,768,305
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,322,617
Con-way, Inc. 7.250% 1/15/18	1,760,000	1,962,895
CSX Corp. 7.250% 5/01/27	733,000	916,807

	Principal Amount	Value
Norfolk Southern Corp. 4.837% 10/01/41	$19,000	$19,466
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	566,262
Ryder System, Inc. 2.550% 6/01/19	480,000	480,839
Ryder System, Inc. 2.650% 3/02/20	1,215,000	1,213,039
Union Pacific Corp. 4.000% 2/01/21	700,000	755,739

		9,902,219

Trucking & Leasing — 0.4%
GATX Corp. 2.375% 7/30/18	1,175,000	1,179,461
GATX Corp. 3.900% 3/30/23	735,000	743,222
GATX Corp. 4.750% 6/15/22	1,200,000	1,275,385
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	2,025,000	2,005,680
TTX Co. (b) 4.150% 1/15/24	1,730,000	1,801,695

		7,005,443

TOTAL CORPORATE DEBT (Cost $776,067,429)		788,748,388

MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,798,584
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	494,321
State of California 5.950% 4/01/16	895,000	930,165
State of California BAB 7.550% 4/01/39	505,000	730,013
State of California BAB 7.600% 11/01/40	3,925,000	5,735,131
State of Illinois 5.365% 3/01/17	2,910,000	3,037,313

		16,725,527

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,836)		16,725,527

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.7%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.687% 10/20/20	1,630,000	1,630,048

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automobile ABS — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	$1,600,000	$1,602,573
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	1,100,000	1,096,460
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	1,779,498	1,828,464
CFC LLC, Series 2014-2A, Class A (b) 1.440% 11/16/20	1,575,013	1,566,807
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	966,479	965,479
CPS Auto Trust, Series 2011-B, Class A (b) 3.680% 9/17/18	263,332	265,249
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) (c) 2.470% 12/15/20	1,600,000	1,599,928
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	1,134,117	1,133,088
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (b) (d) 1.840% 11/18/19	1,298,602	1,298,591

		11,356,639

Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/51	1,952,048	2,099,490
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.473% 2/10/51	1,445,000	1,581,722
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	2,914,572
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,358,548
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	722,569	761,120

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	$2,765,000	$2,931,098
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,067,952
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,300,870
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,266,300
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.940% 9/11/38	2,375,000	2,454,888
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	1,660,000	1,813,469
COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class B 4.183% 5/10/48	1,200,000	1,203,328
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,301,528
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C VRN 4.400% 5/10/48	1,050,000	1,008,510
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,320,000	1,414,520
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.943% 6/10/46	1,200,516	1,230,143
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	3,693,000	3,958,555
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	1,100,000	1,172,745
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	1,608,791	1,616,333

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	$1,745,857	$1,775,725
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,491,003	1,518,117
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	620,735	626,378
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	860,000	971,379
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.013% 7/10/38	3,600,000	3,731,301
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.013% 7/10/38	3,675,065	3,768,269
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (b) 0.367% 1/26/34	1,985,000	1,902,532
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	800,000	887,721
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (b) 3.341% 7/15/46	492,248	499,815
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	2,858,697	2,977,488
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,756,532
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.650% 2/12/39	304,797	308,699
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.059% 6/12/46	1,478,259	1,517,420
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	1,315,000	1,372,534
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	1,800,000	1,942,984

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	$825,000	$902,790
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,039,051	1,083,375
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,603,795
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	776,360	780,305
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.460% 1/11/43	1,227,725	1,348,081
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	728,313	721,030
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.486% 8/15/39	1,250,415	1,258,155
VFC LLC, (Acquired 7/9/14, Cost $1,500,000) Series 2014-2, Class A (b) (e) 2.750% 7/20/30	741,423	741,629
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $1,716,775) (b) (e) 2.750% 12/20/31	1,522,890	1,519,872
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	1,610,000	1,703,345
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,237,013
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.498% 12/15/44	2,450,000	2,478,203
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,735,622
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,530,000	1,620,157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.897% 5/15/43	1,250,000	1,286,678

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.150% 2/15/51	$2,136,884	$2,247,699
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	1,775,000	1,905,230
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 6.171% 6/15/45	1,345,000	1,397,272
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	418,948	429,602
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	492,412	492,412
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	1,940,214	1,968,198
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	1,149,360	1,155,929

		93,628,977

Home Equity ABS — 1.8%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.912% 1/25/35	2,451,044	2,422,820
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	492,644	490,381
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	10,444	10,436
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.847% 6/25/35	339,509	337,518
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.636% 4/28/39	1,200,405	1,184,024
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.597% 12/25/33	14,638	14,636
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.617% 7/25/35	488,155	477,802
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.637% 8/25/35	371,072	370,033

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.647% 9/25/34	$254,614	$250,790
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.677% 12/25/35	44,772	44,740
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.087% 2/25/35	773,329	686,996
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.477% 7/25/36	75,854	75,769
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.607% 5/25/36	1,439,026	1,412,038
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.637% 7/25/35	1,209,202	1,201,541
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3 FRN 0.907% 3/25/35	1,190,000	1,176,649
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	528,856	514,975
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.607% 11/25/35	880,000	863,959
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.617% 4/25/35	452,690	446,303
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	390,015	385,951
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.967% 12/25/32	265,683	265,246
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.982% 2/25/35	1,263,595	1,244,921
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.012% 6/25/35	2,084,230	2,067,712
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.907% 3/25/35	2,070,000	2,038,408
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.921% 6/28/35	1,388,333	1,380,477
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.951% 6/28/35	1,300,000	1,189,153

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.937% 7/25/35	$1,217,679	$1,222,593
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.351% 10/25/28	271	278
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.557% 1/25/36	2,163,386	2,157,451
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.447% 9/25/35	720,993	718,135
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	476,497	473,332
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.937% 3/25/35	444,478	443,613
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.587% 10/25/35	1,522,864	1,515,473
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.907% 8/25/35	440,098	436,522

		27,520,675

Other ABS — 8.7%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1 FRN (b) 0.386% 3/15/42	960,878	917,515
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	646,750	630,178
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.815% 7/20/26	2,500,000	2,497,715
ALM XIV Ltd., Series 2014-14A, Class A1 FRN (b) 1.709% 7/28/26	4,835,000	4,834,009
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	1,504,845	1,507,667
Apidos CLO XV, Series 2013-15A, Class A1 FRN (b) 1.625% 10/20/25	1,000,000	995,380
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	1,580,000	1,601,486
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	1,165,421	1,163,275

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (b) 1.040% 1/10/17	$746,911	$746,855
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A FRN (b) 1.826% 7/16/26	1,000,000	1,000,894
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (b) 1.734% 7/17/26	2,500,000	2,498,627
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (b) 1.675% 1/18/25	1,400,000	1,396,745
Avery Point VI CLO Ltd., Series 2015-6A, Class A FRN (b) 1.830% 8/05/27	4,225,000	4,224,958
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	702,352	702,352
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (b) 1.715% 7/15/26	2,415,000	2,414,331
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (b) 1.755% 1/15/26	1,400,000	1,399,926
BlueMountain CLO Ltd., Series 2015-2A, Class A1 FRN (b) (c) 1.000% 7/18/27	2,855,000	2,853,330
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (b) 1.476% 1/22/25	1,100,000	1,089,179
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (b) 1.679% 10/29/25	725,000	723,472
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	1,700,000	1,707,990
Carlyle Global Market Strategies, Series 2012-4A, Class A FRN (b) 1.665% 1/20/25	1,435,000	1,432,024
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.794% 4/17/25	3,765,000	3,766,792
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	1,048,381	1,080,205
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	1,723,385	1,732,763
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,325,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	$1,028,704	$1,035,744
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	1,795,500	1,803,128
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	931,700	936,080
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	3,169,300	3,297,966
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (b) 3.484% 7/15/23	725,349	736,447
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	586,923	607,811
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A FRN (b) 1.625% 4/18/26	3,530,000	3,515,502
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.725% 7/15/26	3,300,000	3,298,700
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	809,332	812,250
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	3,122,892	3,091,654
Galaxy XX CLO Ltd., Series 2015-20A, Class A FRN (b) 1.731% 7/20/27	3,170,000	3,169,987
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	1,089,922	1,091,174
Global Container Assets Ltd., Series 2015-1A, Class A2 (b) 3.450% 2/05/30	1,513,575	1,490,811
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	454,167	453,230
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	764,086	763,956
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.427% 4/25/25	4,060,000	4,011,889
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A FRN (b) 1.725% 4/19/26	2,670,000	2,669,778

	Principal Amount	Value
Hercules Capital Funding Trust, Series 2014-1A, Class A (b) 3.524% 4/16/21	$1,000,000	$1,002,500
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.434% 6/02/17	2,125,000	2,157,719
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	793,216	798,289
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	1,956,854	1,960,328
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (b) 1.725% 1/18/26	2,025,000	2,024,534
LCM Ltd., Series 10AR, Class AR FRN (b) 1.530% 4/15/22	3,500,000	3,494,186
LCM Ltd., Series 16A, Class A FRN (b) 1.775% 7/15/26	3,200,000	3,198,403
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.775% 7/20/26	3,200,000	3,200,992
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (b) 2.510% 5/20/30	980,448	990,319
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	1,761,440	1,765,856
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	1,047,435	1,047,598
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (b) 1.475% 1/15/25	2,575,000	2,558,028
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.395% 4/20/25	2,410,000	2,383,225
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (b) 1.527% 7/23/25	1,930,000	1,915,988
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (b) 3.150% 5/17/18	1,400,000	1,404,026
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	645,969	649,097
Oxford Finance Funding Trust, Series 2014-1A, Class A (b) 3.475% 12/15/22	800,000	802,392
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (b) 1.525% 2/20/25	700,000	696,095

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.696% 11/08/24	$1,300,000	$1,299,939
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (b) 2.070% 3/20/30	997,444	994,870
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	281,888	284,978
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	575,883	580,972
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	1,417,162	1,489,834
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	1,100,000	1,091,677
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	2,907,498	2,919,397
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	952,289	952,913
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	559,533	551,311
Store Master Funding I LLC, Series 2015-1A, Class A2 (b) 4.170% 4/20/45	329,725	325,142
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	525,020	545,476
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	1,584,020	1,583,573
Symphony CLO XV Ltd., Series 2014-15A, Class A FRN (b) 1.724% 10/17/26	3,100,000	3,096,832
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (b) 3.270% 10/20/39	532,000	531,949
Trinity Rail Leasing 2012 LLC, Series 2013-1A, Class A (b) 3.898% 7/15/43	859,490	852,782
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	936,420	986,861
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	3,600,000	3,600,108

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	$2,935,000	$2,935,088
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	3,200,000	3,200,096
Westgate Resorts LLC, Series 2012-2A, Class A (b) 3.000% 1/20/25	307,585	308,570

		137,211,468

Student Loans ABS — 2.2%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.412% 8/25/26	95,529	95,400
Access Group, Inc., Series 2005-2, Class A3 FRN 0.464% 11/22/24	952,636	947,521
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	911,251	827,698
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1/25/47	875,000	743,750
College Loan Corp. Trust I, Series 2002-2, Class A29 FRN (b) 1.522% 3/01/42	950,000	924,542
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 6/15/43	700,000	673,480
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 6/15/43	2,600,000	2,599,020
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.450% 6/15/43	2,475,000	2,442,981
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.686% 6/15/43	1,700,000	1,679,770
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1 FRN (b) 1.595% 8/01/43	1,950,000	1,836,011
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2 FRN (b) 1.619% 2/01/43	1,300,000	1,217,853
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.382% 8/25/25	111,937	111,830
Higher Education Funding I, Series 2004-1, Class B1 FRN (b) 1/01/44	600,000	514,614

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class B2 FRN (b) 1/01/44	$600,000	$487,458
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.337% 10/25/27	2,740,837	2,712,753
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.427% 11/27/28	1,436,259	1,408,083
Navient Student Loan Trust, Series 2015-3, Class B FRN 1.689% 10/25/58	1,200,000	1,063,132
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (b) 1.687% 5/25/49	1,200,000	1,112,465
Nelnet Student Loan Trust, Series 2015-2A, Class B FRN (b) 1.687% 5/25/49	1,130,000	1,001,802
Nelnet Student Loan Trust, Series 2014-3A, Class B FRN (b) 1.687% 10/25/50	850,000	807,622
Nelnet Student Loan Trust, Series 2015-3A, Class B FRN (b) 1.735% 7/27/50	1,100,000	958,859
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.496% 5/28/26	70,603	70,575
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.445% 7/15/36	1,032,576	1,027,413
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.575% 7/15/36	697,000	672,953
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.427% 1/25/28	2,600,000	2,238,482
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.687% 6/25/43	1,970,000	1,919,854
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.184% 1/03/33	2,030,000	2,019,539
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.684% 8/01/35	1,300,000	1,229,486

	Principal Amount	Value
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (b) 0.413% 3/01/25	$103,643	$103,593

		34,498,539

WL Collateral CMO — 0.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.686% 8/25/34	421,353	405,600
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	94,679	92,315
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.913% 9/25/33	34,172	31,633
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.523% 8/25/34	92,712	87,792
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.547% 7/25/35	11,232	11,203
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.404% 8/25/34	292,974	243,316
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	300,954	294,783
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.556% 7/25/33	15,103	14,955
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	44,839	42,212
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	1,069	1,100
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.513% 3/25/34	200,145	202,889
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1 1.087% 10/25/27	1,674,359	1,667,110
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.558% 4/25/44	478,305	469,745

		3,564,653

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	$517,111	$513,312
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.761% 6/25/32	137,593	131,531

		644,843

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $309,370,507)		310,055,842

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	700,000	731,500
Export-Import Bank of Korea 1.750% 2/27/18	705,000	704,143
Mexico Government International Bond 4.750% 3/08/44	3,050,000	2,897,500
Peruvian Government International Bond 6.550% 3/14/37	560,000	697,200
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,455,930
Province of Quebec Canada 7.500% 9/15/29	540,000	781,352
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,742,875
Republic of Turkey International Bond 4.875% 4/16/43	534,000	485,918
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,031,056
United Mexican States 5.125% 1/15/20	1,110,000	1,223,775
United Mexican States 6.750% 9/27/34	950,000	1,192,250

		12,943,499

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,694,257)		12,943,499

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.6%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	5,936,648	6,142,738

	Principal Amount	Value
Series 4290, Class CA 3.500% 12/15/38	$3,245,250	$3,416,684
Series 2617, Class Z 5.500% 5/15/33	2,979,878	3,340,531
Series 2693, Class Z 5.500% 10/15/33	5,001,338	5,566,647
Series 3423, Class PB 5.500% 3/15/38	825,000	939,303
Series 2178, Class PB 7.000% 8/15/29	381,590	438,263
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,928,534	2,046,270
Series 2014-48, Class AB 4.000% 10/25/40	4,723,196	5,045,606
Series 2007-32, Class Z 5.500% 4/25/37	1,573,523	1,754,896
Series 2010-60, Class HJ 5.500% 5/25/40	1,175,024	1,305,577
Series 1989-20, Class A 6.750% 4/25/18	17,970	18,017
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	1,496,976	1,636,916
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	352,667	390,759

		32,042,207

Pass-Through Securities — 23.6%
Federal Home Loan Mortgage Corp.
Pool #Z40047 4.000% 10/01/41	541,685	576,386
Pool #E84025 6.000% 6/01/16	7,465	7,589
Pool #G11431 6.000% 2/01/18	3,617	3,749
Pool #G11122 6.500% 5/01/16	5,928	6,021
Pool #E84450 6.500% 7/01/16	4,473	4,571
Pool #E84660 6.500% 7/01/16	1,981	2,033
Pool #C00836 7.000% 7/01/29	16,867	19,654
Pool #C49314 7.000% 4/01/31	7,528	8,844
Pool #C51422 7.000% 5/01/31	2,006	2,352
Pool #C53034 7.000% 6/01/31	14,220	16,682
Pool #G01311 7.000% 9/01/31	90,033	105,517

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G01317 7.000% 10/01/31	$59,291	$69,491
Pool #G00143 7.500% 6/01/23	964	1,101
Pool #C55867 7.500% 2/01/30	44,157	51,964
Pool #C41497 7.500% 9/01/30	190	227
Pool #C43930 7.500% 10/01/30	2,987	3,579
Pool #C43962 7.500% 10/01/30	5,703	6,774
Pool #C44509 7.500% 11/01/30	15,030	18,004
Pool #C44830 7.500% 11/01/30	27	32
Pool #C45235 7.500% 12/01/30	37,981	45,341
Pool #C46038 7.500% 12/01/30	1,098	1,307
Pool #C01116 7.500% 1/01/31	2,004	2,394
Pool #C46309 7.500% 1/01/31	572	685
Pool #C46560 7.500% 1/01/31	631	742
Pool #C46810 7.500% 1/01/31	682	816
Pool #C47060 7.500% 1/01/31	1,698	2,028
Pool #C47063 7.500% 1/01/31	3,298	3,932
Pool #555481 8.250% 5/01/17	4,891	5,159
Pool #G00653 8.500% 11/01/25	25,785	30,615
Pool #554904 9.000% 3/01/17	68	71
Federal Home Loan Mortgage Corp. TBA Pool #2961 4.000% 2/01/42 (c)	25,925,000	27,413,663
Federal National Mortgage Association Pool #725692 2.307% 10/01/33 FRN	565,785	606,843
Pool #775539 2.330% 5/01/34 FRN	418,916	446,708
Pool #888586 2.372% 10/01/34 FRN	975,292	1,039,516
Pool #890564 3.000% 6/01/43	4,632,559	4,651,198

	Principal Amount	Value
Pool #AR8708 3.500% 4/01/43	$1,789,879	$1,847,421
Pool #AT4050 3.500% 5/01/43	2,320,329	2,394,924
Pool #MA1463 3.500% 6/01/43	5,690,266	5,873,199
Pool #AB6261 4.000% 9/01/42	11,537,031	12,298,205
Pool #675713 5.000% 3/01/18	5,882	6,137
Pool #545636 6.500% 5/01/17	26,184	27,007
Pool #254379 7.000% 7/01/32	57,472	67,570
Pool #252717 7.500% 9/01/29	3,350	3,974
Pool #535996 7.500% 6/01/31	13,400	15,970
Pool #254009 7.500% 10/01/31	36,451	43,515
Pool #253394 8.000% 7/01/20	15,941	17,685
Pool #323992 8.000% 11/01/29	2,567	3,084
Pool #525725 8.000% 2/01/30	5,253	6,264
Pool #253266 8.000% 5/01/30	5,871	7,035
Pool #537433 8.000% 5/01/30	2,645	3,216
Pool #253347 8.000% 6/01/30	8,609	10,428
Pool #544976 8.000% 7/01/30	479	580
Pool #535428 8.000% 8/01/30	8,392	10,153
Pool #543290 8.000% 9/01/30	61	75
Pool #547786 8.000% 9/01/30	2,470	2,950
Pool #550767 8.000% 9/01/30	7,292	8,796
Pool #553061 8.000% 9/01/30	13,334	16,034
Pool #253481 8.000% 10/01/30	7,392	8,956
Pool #535533 8.000% 10/01/30	7,635	9,242
Pool #560741 8.000% 11/01/30	2,961	3,601
Pool #253644 8.000% 2/01/31	3,654	4,180

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #581170 8.000% 5/01/31	$1,574	$1,893
Pool #583916 8.000% 5/01/31	2,078	2,522
Pool #593848 8.000% 7/01/31	1,005	1,218
Pool #190317 8.000% 8/01/31	43,661	52,799
Pool #545240 8.000% 9/01/31	4,711	5,707
Pool #541202 8.500% 8/01/26	64,811	75,318
Federal National Mortgage Association TBA Pool #983 2.500% 7/01/42 (c)	32,975,000	31,640,541
Pool #515 3.000% 12/01/42 (c)	69,981,000	69,696,702
Pool #6447 4.000% 5/01/42 (c)	27,500,000	29,132,812
Government National Mortgage Association Pool #783896 3.500% 5/15/44	6,582,684	6,852,677
Pool #404246 6.500% 8/15/28	443	512
Pool #781038 6.500% 5/15/29	94,763	109,926
Pool #781468 6.500% 7/15/32	6,166	7,175
Pool #781496 6.500% 9/15/32	31,714	36,931
Pool #363066 7.000% 8/15/23	6,899	7,875
Pool #352049 7.000% 10/15/23	3,297	3,752
Pool #354674 7.000% 10/15/23	5,772	6,539
Pool #358555 7.000% 10/15/23	3,084	3,494
Pool #345964 7.000% 11/15/23	1,839	2,078
Pool #380866 7.000% 3/15/24	1,206	1,370
Pool #781124 7.000% 12/15/29	10,811	12,719
Pool #781319 7.000% 7/15/31	216,183	256,075
Pool #565982 7.000% 7/15/32	15,692	18,555
Pool #581417 7.000% 7/15/32	75,223	88,705

	Principal Amount	Value
Pool #588012 7.000% 7/15/32	$20,089	$23,732
Pool #591581 7.000% 8/15/32	10,865	12,847
Pool #190766 7.500% 1/15/17	6,127	6,373
Pool #187548 7.500% 4/15/17	2,630	2,766
Pool #203940 7.500% 4/15/17	11,728	12,252
Pool #181168 7.500% 5/15/17	2,408	2,532
Pool #201622 7.500% 5/15/17	8,517	8,954
Pool #192796 7.500% 6/15/17	1,947	2,051
Pool #357262 7.500% 9/15/23	2,804	3,228
Pool #441009 8.000% 11/15/26	1,114	1,323
Pool #522777 8.000% 12/15/29	6,351	7,679
Pool #434719 8.000% 2/15/30	100	122
Pool #523043 8.000% 3/15/30	329	397
Pool #529134 8.000% 3/15/30	1,868	2,271
Pool #477036 8.000% 4/15/30	750	912
Pool #503157 8.000% 4/15/30	26,333	31,617
Pool #528714 8.000% 4/15/30	1,968	2,395
Pool #544640 8.000% 11/15/30	23,499	28,652
Pool #531298 8.500% 8/15/30	2,005	2,459
Government National Mortgage Association II Pool #82488 1.750% 3/20/40 FRN	1,722,775	1,788,097
Pool #82462 2.500% 1/20/40 FRN	1,331,156	1,380,166
Government National Mortgage Association II TBA Pool #24 3.000% 5/01/43 (c)	78,675,000	79,431,020
Pool #471 3.500% 6/01/43 (c)	23,075,000	23,949,326
Pool #1767 4.000% 1/01/43 (c)	48,550,000	51,451,620

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1207 4.500% 2/01/41 (c)	$14,825,000	$16,000,577

		370,017,052

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $400,897,634)		402,059,259

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds & Notes — 0.9%
U.S. Treasury Bond (f) (g) 2.750% 8/15/42	3,979,000	3,702,957
U.S. Treasury Bond 3.000% 11/15/44	9,600,000	9,382,312
U.S. Treasury Bond 3.500% 2/15/39	650,000	700,375
U.S. Treasury Note 2.125% 5/15/25	300,000	294,510

		14,080,154

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,686,477)		14,080,154

TOTAL BONDS & NOTES (Cost $1,529,020,140)		1,544,612,669

TOTAL LONG-TERM INVESTMENTS (Cost $1,541,116,429)		1,556,816,087

SHORT-TERM INVESTMENTS — 21.4%
Commercial Paper — 21.4%
Ameren Corp. 0.510% 7/13/15	12,500,000	12,497,875
Ameren Corp. 0.520% 7/15/15	7,500,000	7,498,483
Ameren Corp. 0.530% 7/13/15	10,000,000	9,998,233
Bacardi USA, Inc. (b) 0.480% 7/01/15	5,000,000	5,000,000
Bell Canada (b) 0.530% 8/18/15	2,500,000	2,498,233
Canadian Natural Resources Ltd. (b) 0.540% 7/14/15	7,000,000	6,998,635
Centerpoint Engy, Inc. (b) 0.500% 7/29/15	3,250,000	3,248,736
Discovery Communications LLC (b) 0.450% 7/24/15	8,000,000	7,997,700
Dominion Resources, Inc. (b) 0.480% 7/20/15	7,500,000	7,498,100

	Principal Amount	Value
Dominion Resources, Inc. (b) 0.480% 7/22/15	$10,000,000	$9,997,200
Dominion Resources, Inc. (b) 0.540% 7/20/15	9,000,000	8,997,435
Ecolab, Inc. (b) 0.507% 8/05/15	10,000,000	9,995,139
Ecolab, Inc. (b) 0.520% 8/19/15	10,000,000	9,992,922
EnCana Corp. (b) 0.580% 7/28/15	13,000,000	12,994,345
EnCana Corp. (b) 0.700% 8/05/15	5,000,000	4,996,597
ERAC USA Finance LLC (b) 0.500% 7/22/15	5,000,000	4,998,542
ERAC USA Finance LLC (b) 0.610% 8/19/15	15,000,000	14,987,546
Holcim US Finance Sarl & Cie (b) 0.600% 7/15/15	10,000,000	9,997,667
Holcim US Finance Sarl & Cie (b) 0.600% 7/21/15	10,100,000	10,096,633
Holcim US Finance Sarl & Cie (b) 0.600% 8/12/15	7,000,000	6,995,100
Holcim US Finance Sarl & Cie (b) 0.600% 8/26/15	5,000,000	4,995,333
Hyundai Capital America (b) 0.530% 8/25/15	7,000,000	6,994,332
Hyundai Capital America (b) 0.610% 7/20/15	3,000,000	2,999,034
Hyundai Capital America (b) 0.640% 7/14/15	10,000,000	9,997,689
Magellan Midstream Holdings LP (b) 0.440% 7/06/15	7,000,000	6,999,572
Mohawk Industries, Inc. (b) 0.450% 7/24/15	11,500,000	11,496,694
Monsanto Co. (b) 0.550% 8/24/15	10,000,000	9,991,750
ONEOK Partners LP (b) 0.680% 7/08/15	8,000,000	7,998,942
Pearson Holdings, Inc. (b) 0.530% 7/27/15	6,000,000	5,997,703
Pearson Holdings, Inc. (b) 0.550% 7/10/15	5,000,000	4,999,313
Pentair Finance (b) 0.550% 7/06/15	7,500,000	7,499,427
Pentair Finance (b) 0.570% 7/01/15	1,000,000	1,000,000
Pentair Finance (b) 0.630% 9/14/15	5,000,000	4,993,438
Pentair Finance (b) 0.640% 7/27/15	3,750,000	3,748,267
Spectra Energy Capital LLC (b) 0.440% 7/02/15	2,000,000	1,999,976

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Suncor Energy, Inc. (b) 0.540% 7/06/15	$12,500,000	$12,499,062
Tate & Lyle International Finance PLC (b) 0.500% 7/16/15	11,316,000	11,313,642
Tate & Lyle International Finance PLC (b) 0.510% 8/04/15	7,500,000	7,496,388
Whirlpool Corp. (b) 0.550% 9/30/15	5,000,000	4,993,049
Whirlpool Corp. (b) 0.579% 9/29/15	7,500,000	7,489,431
Whirlpool Corp. (b) 0.680% 9/30/15	5,000,000	4,991,406
Williams Partners LP (b) 0.500% 7/07/15	15,000,000	14,998,750
WPP CP LLC (b) 0.500% 7/20/15	6,500,000	6,498,285
WPP CP LLC (b) 0.520% 7/27/15	7,000,000	6,997,371

		336,273,975

TOTAL SHORT-TERM INVESTMENTS (Cost $336,273,975)		336,273,975

TOTAL INVESTMENTS — 120.5% (Cost $1,877,390,404) (h)		1,893,090,062

Other Assets/(Liabilities) — (20.5)%		(322,089,240)

NET ASSETS — 100.0%		$1,571,000,822

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2015, these securities amounted to a value of $59,696 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $612,939,009 or 39.02% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $1,298,591 or 0.08% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2015, these securities amounted to a value of $2,261,501 or 0.14% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$29,056

TOTAL COMMON STOCK (Cost $25,268)		29,056

PREFERRED STOCK — 0.7%
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC 5.500%	315	328,413

Energy — 0.4%
Oil & Gas — 0.4%
Southwestern Energy Co. 6.250%	5,000	246,850
Anadarko Petroleum Corp. 7.500%	8,300	418,403

		665,253

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	10,000	250,700

TOTAL PREFERRED STOCK (Cost $1,234,072)		1,244,366

TOTAL EQUITIES (Cost $1,259,340)		1,273,422

	Principal Amount
BONDS & NOTES — 97.7%

CORPORATE DEBT — 44.4%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	150,870
WPP Finance 2010 5.625% 11/15/43	225,000	242,827

		393,697

Aerospace & Defense — 0.4%
Harris Corp. 2.700% 4/27/20	90,000	88,850
Harris Corp. 3.832% 4/27/25	50,000	48,604
Orbital ATK, Inc. (c) 5.250% 10/01/21	435,000	443,700
United Technologies Corp. 6.125% 7/15/38	105,000	128,045

		709,199

	Principal Amount	Value
Agriculture — 0.3%
Altria Group, Inc. 2.850% 8/09/22	$110,000	$105,733
Altria Group, Inc. 4.250% 8/09/42	50,000	44,375
Bunge Ltd. Finance Corp. 3.200% 6/15/17	65,000	66,927
Reynolds American, Inc. 4.450% 6/12/25	200,000	203,764
Reynolds American, Inc. 5.850% 8/15/45	150,000	157,334

		578,133

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	63,095	63,095
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	23,848	24,205
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	60,000	60,600
Auto Manufacturers — 0.5%
Ford Motor Co. 6.500% 8/01/18	100,000	113,298
Ford Motor Co. 7.450% 7/16/31	200,000	255,561
General Motors Co. 5.200% 4/01/45	225,000	222,849
Hyundai Capital America (c) 1.450% 2/06/17	145,000	144,537
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,624

		816,869

Automotive & Parts — 0.4%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	313,600
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,180
Meritor, Inc. 6.750% 6/15/21	185,000	189,163
Meritor, Inc., Convertible 7.875% 3/01/26	115,000	181,700

		693,643

Banks — 3.9%
Associated Banc-Corp. 2.750% 11/15/19	310,000	310,363
Associated Banc-Corp. 4.250% 1/15/25	495,000	487,695

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3.625% 3/17/16	$165,000	$168,053
Bank of America Corp. 3.950% 4/21/25	315,000	303,405
Bank of America Corp. 4.000% 4/01/24	165,000	167,900
Bank of America Corp. 5.650% 5/01/18	30,000	32,955
Bank of America Corp. 5.875% 2/07/42	55,000	63,430
Bank of America Corp. 6.000% 9/01/17	115,000	125,139
Bank of America Corp. 7.625% 6/01/19	850,000	1,008,675
Barclays PLC 4.375% 9/11/24	200,000	191,813
Compass Bank 3.875% 4/10/25	250,000	235,364
Credit Suisse AG 5.400% 1/14/20	130,000	143,736
Deutsche Bank AG 1.400% 2/13/17	105,000	104,686
Discover Bank 7.000% 4/15/20	600,000	698,304
First Horizon National Corp. 5.375% 12/15/15	274,000	278,201
FirstMerit Corp. 4.350% 2/04/23	35,000	36,171
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	279,771
The Goldman Sachs Group, Inc. VRN 5.375% 12/31/49	240,000	237,096
HSBC Holdings PLC 6.500% 9/15/37	125,000	150,840
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	285,840
Itau Unibanco Holding SA (c) 2.850% 5/26/18	200,000	198,400
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	137,747
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	262,458
PNC Funding Corp. 4.375% 8/11/20	105,000	114,304
Santander Holdings USA, Inc. 2.650% 4/17/20	250,000	245,777
SVB Financial Group 3.500% 1/29/25	295,000	284,244
SVB Financial Group 5.375% 9/15/20	35,000	39,002
Valley National Bancorp 5.125% 9/27/23	110,000	116,647

	Principal Amount	Value
Wells Fargo & Co. 4.480% 1/16/24	$145,000	$152,647
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,387

		6,888,050

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	372,175
Constellation Brands, Inc. 4.250% 5/01/23	97,000	95,545
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	33,020
JB y Co. SA de CV (c) 3.750% 5/13/25	350,000	339,605

		840,345

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	175,000	179,716

Building Materials — 0.3%
CRH America, Inc. (c) 3.875% 5/18/25	200,000	198,189
CRH America, Inc. 8.125% 7/15/18	95,000	111,418
Owens Corning, Inc. 4.200% 12/01/24	140,000	137,419

		447,026

Chemicals — 1.8%
Ashland, Inc. 3.875% 4/15/18	210,000	215,775
CF Industries, Inc. 3.450% 6/01/23	28,000	27,110
CF Industries, Inc. 5.375% 3/15/44	340,000	338,080
Cytec Industries, Inc. 3.500% 4/01/23	30,000	28,890
Cytec Industries, Inc. 8.950% 7/01/17	88,000	98,790
The Dow Chemical Co. 8.550% 5/15/19	100,000	121,923
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	135,656
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	55,369
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	480,208
LYB International Finance BV 5.250% 7/15/43	250,000	254,677
Methanex Corp. 5.250% 3/01/22	40,000	42,793

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RPM International, Inc. 6.125% 10/15/19	$650,000	$731,260
RPM International, Inc. 6.500% 2/15/18	75,000	82,897
Tronox Finance LLC 6.375% 8/15/20	340,000	315,350
Valspar Corp. 7.250% 6/15/19	150,000	173,510

		3,102,288

Commercial Services — 0.9%
The ADT Corp. 6.250% 10/15/21	750,000	787,500
Cardtronics, Inc., Convertible 1.000% 12/01/20	100,000	98,125
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,501
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	73,561
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	61,117
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	351,257
McGraw Hill Financial, Inc. (c) 4.000% 6/15/25	160,000	159,842
The Western Union Co. 5.930% 10/01/16	80,000	83,994

		1,640,897

Computers — 0.4%
Apple, Inc. 2.400% 5/03/23	105,000	100,445
Apple, Inc. 3.850% 5/04/43	50,000	45,509
EMC Corp. 3.375% 6/01/23	135,000	135,214
Hewlett-Packard Co. 2.125% 9/13/15	90,000	90,298
Hewlett-Packard Co. 2.200% 12/01/15	125,000	125,672
SanDisk Corp., Convertible 0.500% 10/15/20	243,000	235,558

		732,696

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	55,000	53,075

Distribution & Wholesale — 0.3%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,711
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	45,991

	Principal Amount	Value
Ingram Micro, Inc. 4.950% 12/15/24	$335,000	$342,417

		434,119

Diversified Financial — 3.8%
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	252,450
Air Lease Corp. 3.375% 1/15/19	175,000	178,281
Air Lease Corp. 3.875% 4/01/21	125,000	126,250
Air Lease Corp. 5.625% 4/01/17	40,000	42,400
Ally Financial, Inc. 5.125% 9/30/24	495,000	496,237
American Express Co. VRN 6.800% 9/01/66	5,000	5,144
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	216,523
Citigroup, Inc. 5.875% 5/29/37	60,000	67,164
Citigroup, Inc. 5.875% 1/30/42	75,000	87,740
Citigroup, Inc. 8.500% 5/22/19	76,000	92,697
Eaton Vance Corp. 3.625% 6/15/23	43,000	43,010
Eaton Vance Corp. 6.500% 10/02/17	25,000	27,558
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	204,578
General Electric Capital Corp. 6.875% 1/10/39	250,000	335,668
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	130,449
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	41,424
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	46,394
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	46,918
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	258,050
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,098
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,419
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	130,214
International Lease Finance Corp. 5.875% 4/01/19	341,000	363,574
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	571,348

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 4.350% 8/15/21	$145,000	$155,207
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	187,543
Lazard Group LLC 4.250% 11/14/20	915,000	962,086
Lazard Group LLC 6.850% 6/15/17	24,000	26,218
Legg Mason, Inc. 5.625% 1/15/44	125,000	133,368
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	166,436
Morgan Stanley 3.800% 4/29/16	200,000	204,403
Morgan Stanley 4.000% 7/24/15	150,000	150,251
Morgan Stanley 4.350% 9/08/26	80,000	78,390
Morgan Stanley 5.750% 1/25/21	60,000	68,359
Morgan Stanley 6.625% 4/01/18	600,000	673,234
Stifel Financial Corp. 4.250% 7/18/24	70,000	69,164

		6,780,247

Electric — 1.6%
Appalachian Power Co. 3.400% 6/01/25	120,000	118,292
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	138,843
Elwood Energy LLC 8.159% 7/05/26	270,606	301,726
Entergy Louisiana LLC 4.950% 1/15/45	110,000	108,389
Florida Power & Light Co. 4.950% 6/01/35	65,000	71,333
Georgia Power Co. 4.300% 3/15/42	63,000	59,798
IPALCO Enterprises, Inc. (c) 3.450% 7/15/20	290,000	288,550
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	271,147
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	104,730
National Fuel Gas Co. 3.750% 3/01/23	55,000	50,996
NiSource Finance Corp. 4.800% 2/15/44	90,000	91,768
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	185,092
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	149,616

	Principal Amount	Value
PPL Capital Funding, Inc. 5.000% 3/15/44	$90,000	$94,573
Puget Energy, Inc. (c) 3.650% 5/15/25	100,000	97,874
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	208,824
Southern California Edison Co. 5.950% 2/01/38	60,000	72,991
Transelec SA (c) 4.625% 7/26/23	75,000	77,142
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	38,015	40,311
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	233,376

		2,765,371

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	337,842

Electronics — 0.2%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	73,165
Amphenol Corp. 2.550% 1/30/19	100,000	101,297
Avnet, Inc. 4.875% 12/01/22	67,000	69,756
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	50,963
PerkinElmer, Inc. 5.000% 11/15/21	125,000	136,012

		431,193

Engineering & Construction — 0.2%
Odebrecht Offshore Drilling Finance Ltd. (c) 6.625% 10/01/23	473,950	329,395
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	55,720

		385,115

Foods — 0.6%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	298,111
ConAgra Foods, Inc. 6.625% 8/15/39	30,000	31,881
HJ Heinz Co. (c) (d) 2.800% 7/02/20	280,000	280,218
Tyson Foods, Inc. 2.650% 8/15/19	45,000	45,297
Tyson Foods, Inc. 3.950% 8/15/24	90,000	90,660
Tyson Foods, Inc. 4.500% 6/15/22	150,000	159,336

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyson Foods, Inc. 4.875% 8/15/34	$65,000	$65,406
Tyson Foods, Inc. 6.600% 4/01/16	95,000	98,631
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,497

		1,105,037

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	208,458
International Paper Co. 4.750% 2/15/22	75,000	81,185
International Paper Co. 9.375% 5/15/19	110,000	136,121
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	101,166

		526,930

Gas — 0.1%
The Laclede Group, Inc. 4.700% 8/15/44	190,000	189,215

Health Care – Products — 0.5%
Boston Scientific Corp. 7.375% 1/15/40	120,000	148,713
Wright Medical Group, Inc., Convertible (c) 2.000% 2/15/20	400,000	424,500
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	260,000	251,208

		824,421

Health Care – Services — 0.3%
Anthem, Inc., Convertible 2.750% 10/15/42	100,000	219,437
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	65,811
Laboratory Corp. of America Holdings 3.200% 2/01/22	150,000	147,884
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	76,907
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	98,651

		608,690

Holding Company – Diversified — 0.2%
Horizon Pharma Investment Ltd., Convertible (c) 2.500% 3/15/22	275,000	380,703

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	50,000	50,292
Whirlpool Corp. 5.150% 3/01/43	20,000	20,496

		70,788

	Principal Amount	Value
Household Products — 0.2%
Avery Dennison Corp. 3.350% 4/15/23	$30,000	$28,859
Jarden Corp., Convertible 1.500% 6/15/19	185,000	256,919

		285,778

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	170,000	215,613

Insurance — 3.2%
Aflac, Inc. 3.625% 6/15/23	104,000	105,098
The Allstate Corp. 5.550% 5/09/35	50,000	59,054
The Allstate Corp. VRN 5.750% 8/15/53	790,000	834,437
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	81,749
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	44,925
Brown & Brown, Inc. 4.200% 9/15/24	190,000	187,545
The Chubb Corp. VRN 6.375% 3/29/67	749,000	785,701
CNA Financial Corp. 3.950% 5/15/24	85,000	84,423
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	103,296
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	44,221
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	170,242
MetLife Capital Trust IV (c) 7.875% 12/15/67	150,000	188,400
The Progressive Corp. VRN 6.700% 6/15/37	155,000	161,588
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	133,718
Prudential Financial, Inc. VRN 5.625% 6/15/43	110,000	114,015
Prudential Financial, Inc. 6.200% 11/15/40	125,000	146,547
Prudential Financial, Inc. VRN 8.875% 6/15/38	715,000	836,550
QBE Capital Funding III Ltd. VRN (c) 7.250% 5/24/41	313,000	346,182
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	100,818
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	104,124
Reinsurance Group of America, Inc. 6.450% 11/15/19	90,000	103,687

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I (c) 8.500% 12/15/45	$95,000	$134,150
Voya Financial, Inc. 5.500% 7/15/22	100,000	112,284
Voya Financial, Inc. VRN 5.650% 5/15/53	255,000	260,419
Willis Group Holdings PLC 4.125% 3/15/16	20,000	20,407
Willis North America, Inc. 7.000% 9/29/19	43,000	48,996
XLIT Ltd. 4.450% 3/31/25	75,000	74,344
XLIT Ltd. 5.500% 3/31/45	200,000	188,072

		5,574,992

Internet — 0.9%
Baidu, Inc. 2.250% 11/28/17	200,000	201,086
Expedia, Inc. 7.456% 8/15/18	320,000	367,486
FireEye, Inc., Convertible (c) 1.625% 6/01/35	650,000	693,063
LinkedIn Corp., Convertible (c) 0.500% 11/01/19	150,000	150,469
Tencent Holdings Ltd. (c) 3.800% 2/11/25	200,000	194,013

		1,606,117

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	208,379
FS Investment Corp. 4.000% 7/15/19	200,000	203,235

		411,614

Iron & Steel — 0.5%
AK Steel Corp., Convertible 5.000% 11/15/19	96,000	97,260
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	85,050
Glencore Funding LLC (c) 4.000% 4/16/25	155,000	144,182
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	63,943
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	415,787

		806,222

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,209

Lodging — 0.5%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	38,951

	Principal Amount	Value
Marriott International, Inc. 3.375% 10/15/20	$95,000	$97,717
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,906
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	711,992
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,110

		911,676

Machinery – Diversified — 0.3%
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	184,844
Roper Technologies, Inc. 3.125% 11/15/22	100,000	96,815
Xylem, Inc. 3.550% 9/20/16	200,000	205,168
Xylem, Inc. 4.875% 10/01/21	100,000	108,331

		595,158

Manufacturing — 0.3%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	84,773
Harsco Corp 2.700% 10/15/15	257,000	257,000
Textron, Inc. 4.300% 3/01/24	120,000	124,618

		466,391

Media — 2.4%
21st Century Fox America, Inc. 6.900% 8/15/39	125,000	156,343
CBS Corp. 7.875% 7/30/30	100,000	130,028
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	603,000
DISH DBS Corp. 5.875% 11/15/24	1,000,000	960,625
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	206,000
Globo Comunicacao e Participacoes SA STEP (c) 6.250% 7/29/49	150,000	149,813
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	965,000
TEGNA, Inc. 5.125% 7/15/20	500,000	512,500
Time Warner Cable, Inc. 4.500% 9/15/42	420,000	342,595
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	223,840

		4,249,744

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 1.2%
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	$300,000	$311,410
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	103,491
Freeport-McMoRan, Inc. 2.375% 3/15/18	45,000	44,655
Freeport-McMoRan, Inc. 4.000% 11/14/21	325,000	319,142
Freeport-McMoRan, Inc. 5.450% 3/15/43	70,000	58,440
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	197,142
Teck Resources Ltd. 6.250% 7/15/41	200,000	160,946
Vale Overseas Ltd. 6.250% 1/23/17	865,000	914,807
Vale Overseas Ltd. 6.875% 11/10/39	85,000	81,804

		2,191,837

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	131,115
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	50,907
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,601
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	15,117

		207,740

Oil & Gas — 4.8%
American Energy-Permian Basin LLC (c) 8.000% 5/01/22	400,000	200,000
Anadarko Petroleum Corp. 6.450% 9/15/36	300,000	346,164
California Resources Corp. 6.000% 11/15/24	115,000	98,900
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.500% 4/15/21	300,000	295,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	1,250,000	1,275,000
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	69,400
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	739,050
Chesapeake Energy Corp. 4.875% 4/15/22	750,000	650,625
Ecopetrol SA 4.250% 9/18/18	15,000	15,619
Ensco PLC 5.200% 3/15/25	75,000	74,255

	Principal Amount	Value
Helmerich & Payne International Drilling Co. (c) 4.650% 3/15/25	$35,000	$36,130
Jupiter Resources, Inc. (c) 8.500% 10/01/22	124,000	103,850
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	81,959
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	990,000
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	586,912
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	53,805
Petrobras Global Finance BV 3.000% 1/15/19	40,000	36,966
Petrobras Global Finance BV 3.250% 3/17/17	355,000	350,069
Petrobras International Finance Co. 3.875% 1/27/16	220,000	220,939
Petrobras International Finance Co. 6.750% 1/27/41	115,000	100,709
Petroleos Mexicanos 3.125% 1/23/19	25,000	25,238
Petroleos Mexicanos 5.500% 1/21/21	375,000	406,688
Petroleos Mexicanos 6.375% 1/23/45	35,000	35,919
Phillips 66 4.300% 4/01/22	75,000	78,710
Phillips 66 4.650% 11/15/34	225,000	220,113
Phillips 66 5.875% 5/01/42	75,000	81,716
Rowan Cos., Inc. 4.875% 6/01/22	175,000	173,814
Rowan Cos., Inc. 5.000% 9/01/17	210,000	216,692
Shell International Finance BV 5.500% 3/25/40	110,000	125,168
Southwestern Energy Co. 4.100% 3/15/22	170,000	166,759
Southwestern Energy Co. 4.950% 1/23/25	130,000	131,340
Talisman Energy, Inc. 5.500% 5/15/42	100,000	90,009
Transocean, Inc. 4.950% 11/15/15	154,000	156,118
Whiting Petroleum Corp., Convertible (c) 1.250% 4/01/20	145,000	158,413

		8,392,549

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	$235,000	$191,819
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	80,000	71,200
Weatherford International Ltd. 4.500% 4/15/22	100,000	93,907
Weatherford International Ltd. 5.950% 4/15/42	155,000	131,021
Weatherford International Ltd. 6.000% 3/15/18	25,000	26,613

		514,560

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	38,643
Sonoco Products Co. 4.375% 11/01/21	100,000	105,799

		144,442

Pharmaceuticals — 1.4%
AbbVie, Inc. 3.600% 5/14/25	160,000	158,143
AbbVie, Inc. 4.400% 11/06/42	50,000	47,309
AbbVie, Inc. 4.500% 5/14/35	210,000	205,444
Actavis Funding SCS 3.450% 3/15/22	370,000	366,495
AstraZeneca PLC 6.450% 9/15/37	250,000	318,232
Baxalta, Inc. (c) 3.600% 6/23/22	40,000	39,975
Baxalta, Inc. (c) 4.000% 6/23/25	80,000	79,405
McKesson Corp. 1.292% 3/10/17	40,000	39,942
McKesson Corp. 2.284% 3/15/19	45,000	44,987
McKesson Corp. 3.796% 3/15/24	75,000	75,862
McKesson Corp. 4.883% 3/15/44	70,000	69,563
Mylan, Inc. (c) 7.875% 7/15/20	250,000	260,431
Pernix Therapeutics Holdings, Inc., Convertible (c) 4.250% 4/01/21	250,000	224,688
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	208,000
VRX Escrow Corp. (c) 5.875% 5/15/23	165,000	169,125
VRX Escrow Corp. (c) 6.125% 4/15/25	113,000	116,249

	Principal Amount	Value
Zoetis, Inc. 3.250% 2/01/23	$35,000	$33,908

		2,457,758

Pipelines — 1.7%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	188,069
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	170,339
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	13,859
Energy Transfer Equity LP 7.500% 10/15/20	100,000	112,750
Energy Transfer Partners LP 4.150% 10/01/20	60,000	61,666
Energy Transfer Partners LP 4.750% 1/15/26	200,000	197,925
Enterprise Products Operating LP 5.950% 2/01/41	135,000	146,937
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	87,663
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	16,120
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	249,723
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 6/01/25	1,000,000	977,500
MPLX LP 4.000% 2/15/25	650,000	634,186
ONEOK Partners LP 6.125% 2/01/41	100,000	97,495
The Williams Cos., Inc. 3.700% 1/15/23	45,000	41,900

		2,996,132

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	225,000	238,538

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp. 3.400% 2/15/19	80,000	81,865
American Tower Corp. 3.450% 9/15/21	225,000	223,915
ARC Properties Operating Partnership LP 2.000% 2/06/17	105,000	101,850
ARC Properties Operating Partnership LP 3.000% 2/06/19	50,000	47,437
ARC Properties Operating Partnership LP 4.600% 2/06/24	65,000	63,307

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brandywine Operating Partners LP 4.950% 4/15/18	$300,000	$319,776
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	61,086
DDR Corp. 4.750% 4/15/18	275,000	293,417
DDR Corp. 9.625% 3/15/16	95,000	100,223
Digital Realty Trust LP 3.950% 7/01/22	240,000	239,502
Duke Realty LP 8.250% 8/15/19	125,000	151,526
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,634
HCP, Inc. 2.625% 2/01/20	95,000	94,041
Highwoods Realty LP 7.500% 4/15/18	110,000	125,619
Host Hotels & Resorts LP 4.000% 6/15/25	160,000	158,811
Liberty Property LP 3.375% 6/15/23	50,000	48,300
ProLogis LP 2.750% 2/15/19	35,000	35,505
ProLogis LP 3.350% 2/01/21	165,000	168,544

		2,343,358

Retail — 1.7%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	29,925
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	74,457
CVS Health Corp. 6.125% 9/15/39	25,000	29,534
CVS Pass-Through Trust (c) 5.926% 1/10/34	229,034	262,826
CVS Pass-Through Trust (c) 7.507% 1/10/32	17,592	22,167
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	273,700
Family Tree Escrow LLC (c) 5.750% 3/01/23	1,000,000	1,045,000
The Home Depot, Inc. 5.950% 4/01/41	100,000	121,729
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	46,577
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	246,463
Tiffany & Co. 4.900% 10/01/44	105,000	100,233
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	239,751

	Principal Amount	Value
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	$185,000	$185,247
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	239,948
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	89,395

		3,006,952

Savings & Loans — 0.2%
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	160,180
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	112,721
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	65,552

		338,453

Semiconductors — 0.8%
Intel Corp., Convertible 3.250% 8/01/39	45,000	68,456
KLA-Tencor Corp. 4.650% 11/01/24	230,000	229,874
Lam Research Corp. 3.800% 3/15/25	145,000	141,130
Microchip Technology, Inc., Convertible (c) 1.625% 2/15/25	225,000	226,969
Micron Technology, Inc., Convertible 3.125% 5/01/32	225,000	452,391
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	110,825
ON Semiconductor Corp., Convertible (c) 1.000% 12/01/20	120,000	118,725

		1,348,370

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	46,804
CA, Inc. 2.875% 8/15/18	50,000	51,003
CA, Inc. 5.375% 12/01/19	105,000	116,882
Citrix Systems, Inc., Convertible 0.500% 4/15/19	160,000	169,000
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	131,946
Oracle Corp. 2.500% 10/15/22	90,000	86,725
Oracle Corp. 5.375% 7/15/40	250,000	276,503

		878,863

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.9%
AT&T, Inc. 3.400% 5/15/25	$270,000	$257,501
AT&T, Inc. 6.550% 2/15/39	175,000	201,062
Embarq Corp. 7.082% 6/01/16	210,000	218,385
Embarq Corp. 7.995% 6/01/36	45,000	49,892
Gogo, Inc., Convertible (c) 3.750% 3/01/20	210,000	222,338
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	84,885
Sprint Capital Corp. 6.900% 5/01/19	100,000	102,000
Sprint Communications, Inc. 11.500% 11/15/21	200,000	235,500
Sprint Corp. 7.875% 9/15/23	250,000	243,825
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	233,063
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	279,728
Verizon Communications, Inc. 2.625% 2/21/20	115,000	114,741
Verizon Communications, Inc. 3.500% 11/01/24	240,000	233,438
Verizon Communications, Inc. 5.012% 8/21/54	77,000	70,654
Verizon Communications, Inc. 5.150% 9/15/23	95,000	104,010
Verizon Communications, Inc. 6.550% 9/15/43	79,000	92,411
Verizon Global Funding Corp. 7.750% 12/01/30	300,000	389,330
Windstream Corp. 7.750% 10/01/21	190,000	173,850

		3,306,613

Transportation — 1.1%
Asciano Finance (c) 3.125% 9/23/15	70,000	70,285
Asciano Finance (c) 4.625% 9/23/20	45,000	47,729
Asciano Finance (c) 5.000% 4/07/18	345,000	369,736
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	200,968
CHC Helicopter SA 9.250% 10/15/20	720,000	523,800
Con-way, Inc. 7.250% 1/15/18	30,000	33,458
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	141,566

	Principal Amount	Value
Ryder System, Inc. 2.550% 6/01/19	$30,000	$30,052
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	500,000	506,250

		1,923,844

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	90,000	91,887
GATX Corp. 4.750% 6/15/22	125,000	132,853
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	241,678
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	143,616
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	320,000	310,190

		920,224

TOTAL CORPORATE DEBT (Cost $78,079,885)		78,446,952

MUNICIPAL OBLIGATIONS — 0.4%
State of California 5.950% 4/01/16	225,000	233,840
State of California BAB 7.550% 4/01/39	125,000	180,696
State of California BAB 7.600% 11/01/40	150,000	219,177

		633,713

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,836)		633,713

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —19.7%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	209,950	222,774
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (c) 1.687% 10/20/20	110,000	110,003

		332,777

Automobile ABS — 0.8%
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (c) 1.450% 4/16/18	43,108	43,158

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (c) 2.500% 2/20/21	$120,000	$120,193
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	99,678
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	101,396	100,867
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	65,439	65,371
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	189,256	188,996
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	109,204	109,060
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) (d) 2.470% 12/15/20	160,000	159,993
GO Financial Auto Securitization Trust, Series 2015-1, Class A (c) 1.810% 3/15/18	118,137	118,030
Oscar US Funding Trust, Series 2014-1A, Class A2 (c) 1.000% 8/15/17	238,462	238,664
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (b) (c) 1.840% 11/18/19	135,271	135,270

		1,379,280

Commercial MBS — 4.6%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.749% 6/10/49	270,000	284,705
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.003% 2/10/51	95,000	102,218
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.430% 2/10/51	350,978	383,106
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.473% 2/10/51	100,000	109,462
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	190,000	201,414
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	678,150
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	165,877

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	$110,000	$119,054
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	200,000	216,271
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	115,000	125,632
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	160,768
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	105,779
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	110,000	118,931
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C VRN 4.400% 5/10/48	110,000	105,653
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	106,613
DBRR Trust, Series 2013-EZ3, Class A VRN (c) 1.636% 12/18/49	107,253	107,756
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (c) 3.742% 11/10/46	215,188	217,144
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.013% 7/10/38	105,000	108,830
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (c) 0.367% 1/26/34	185,000	177,314
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	290,634	302,711
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	251,682
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	140,000	146,125

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	$115,000	$124,135
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	115,684
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ VRN 5.508% 2/12/44	170,000	176,022
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	57,949	58,243
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.650% 3/12/44	125,000	126,917
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	53,223	52,691
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.486% 8/15/39	81,994	82,502
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (c) (e) 2.750% 7/20/30	123,571	123,605
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (c) (e) 2.750% 12/20/31	221,350	220,912
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	116,378
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	336,666
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	151,149
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.498% 12/15/44	185,000	187,130
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	559,902
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	110,000	116,482
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.150% 2/15/51	98,474	103,581
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	500,000	536,684
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C VRN 3.848% 5/15/48	140,000	131,628

	Principal Amount	Value
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	$48,754	$48,754
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	115,854
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 5.038% 8/15/45	100,000	106,310
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.822% 11/15/44	170,000	188,886
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.822% 11/15/44	115,000	125,056

		8,200,366

Home Equity ABS — 2.7%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.912% 1/25/35	156,616	154,813
Accredited Mortgage Loan Trust, Series 2005-3, Class M1 FRN 0.630% 9/25/35	120,000	117,609
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.922% 8/25/35	297,049	295,459
ACE Securities Corp., Series 2005-RM1, Class M2 FRN 0.937% 3/25/35	172,350	172,212
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.892% 4/25/35	151,383	150,438
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.365% 4/25/36	59,709	59,300
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.667% 12/25/35	400,000	386,863
Citigroup Mortgage Loan Trust, Inc. Series 2006-SHL1, Class A1 FRN (c) 0.387% 11/25/45	88,531	88,100
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.337% 8/25/36	168,189	163,231
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.832% 8/25/35	7,607	7,609
Conseco Finance Corp., Series 2002-A, Class M1 FRN 2.036% 4/15/32	93,570	93,964

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.647% 9/25/34	$54,572	$53,753
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.677% 12/25/35	43,114	43,083
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.087% 2/25/35	193,391	171,801
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.637% 7/25/35	87,063	86,511
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	92,782	90,347
Fremont Home Loan Trust, Series 2005-2, Class M2 FRN 0.907% 6/25/35	157,985	152,522
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.407% 10/25/35	133,536	131,171
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.982% 2/25/35	224,307	220,992
MASTR Asset Backed Securities Trust, Series 2005, Class M1 FRN 0.907% 12/25/34	99,504	94,654
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.907% 3/25/35	120,000	118,169
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.892% 4/25/36	108,740	107,845
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.921% 6/28/35	296,087	294,412
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.951% 6/28/35	525,000	480,235
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.937% 7/25/35	64,820	65,081
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.351% 10/25/28	12	13
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.557% 1/25/36	223,550	222,937
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.397% 12/25/35	204,592	203,023
Option One Mortgage Loan Trust, Series 2005-3, Class M1 FRN 0.657% 8/25/35	80,000	79,460

	Principal Amount	Value
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS FRN 0.687% 7/25/35	$105,000	$103,643
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.447% 9/25/35	43,971	43,796
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.467% 5/25/36	145,754	140,872
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.427% 11/25/35	70,578	69,867
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (c) 0.467% 1/25/37	69,495	69,369

		4,733,154

Other ABS — 9.0%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	99,500	96,950
ALM VIII Ltd., Series 2013-8A, Class A1A FRN (c) 1.725% 1/20/26	460,000	459,948
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	102,603	102,795
Apidos CLO XVII, Series 2014-17A, Class A1A FRN (c) 1.774% 4/17/26	250,000	249,881
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	230,000	233,128
ARL First LLC, Series 2012-1A, Class A1 FRN (c) 1.934% 12/15/42	146,057	147,385
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	120,000	120,154
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (c) 1.734% 7/17/26	250,000	249,863
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (c) 1.675% 1/18/25	250,000	249,419
Avery Point VI CLO Ltd., Series 2015-6A, Class A FRN (c) 1.830% 8/05/27	445,000	444,996
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (c) 1.715% 7/15/26	250,000	249,931
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (c) 1.755% 1/15/26	250,000	249,987

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class A1 FRN (c) (d) 1.000% 7/18/27	$305,000	$304,822
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	160,000	160,752
Carlyle Global Market Strategies, Series 2012-4A, Class A FRN (c) 1.665% 1/20/25	430,000	429,108
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (c) 1.794% 4/17/25	265,000	265,126
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1 FRN (c) 1.740% 10/15/25	300,000	300,019
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	111,119	114,492
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	93,333	94,072
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	199,792	200,984
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3 FRN (c) 0.487% 7/25/36	275,000	269,602
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	199,500	200,348
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	100,965	101,410
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	236,731	246,342
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	237,420	235,060
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	83,846	86,830
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A FRN (c) 1.625% 4/18/26	370,000	368,480
Eaton Vance CLO, Series 2014-1A, Class A FRN (c) 1.725% 7/15/26	500,000	499,803
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	96,349	96,696

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	$160,000	$161,837
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	217,446	215,271
Galaxy XX CLO Ltd., Series 2015-20A, Class A FRN (c) 1.731% 7/20/27	340,000	339,999
Global Container Assets Ltd., Series 2013-1A, Class A1 (c) 2.200% 11/05/28	121,102	121,242
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (c) 1.427% 4/25/25	365,000	360,675
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A FRN (c) 1.725% 4/19/26	550,000	549,954
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	250,000	250,625
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.434% 6/02/17	250,000	253,849
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	108,156	107,106
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	140,316	141,214
Icon Brand Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	84,075	84,225
Icon Brand Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	69,532	69,958
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (c) 1.725% 1/18/26	250,000	249,942
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5 FRN 0.417% 7/25/36	150,000	143,259
LCM Ltd., Series 16A, Class A FRN (c) 1.775% 7/15/26	250,000	249,875
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (c) 1.775% 7/20/26	250,000	250,077
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	261,600	262,256
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	109,348	109,458

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	$130,929	$130,950
New York City Tax Lien, Series 2014-A, Class A (c) 1.030% 11/10/27	50,193	50,154
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (c) 1.475% 1/15/25	250,000	248,352
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (c) 1.395% 4/20/25	225,000	222,500
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (c) 1.527% 7/23/25	200,000	198,548
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (c) 3.150% 5/17/18	130,000	130,374
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	120,000	120,039
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	75,996	76,364
Ownit Mortgage Loan Trust, Series 2005-2, Class M4 FRN 1.117% 3/25/36	113,488	112,740
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	80,000	80,239
Park Place Securities, Inc., Series 2005-WCW3, Class M1 FRN 0.667% 8/25/35	100,000	91,663
RAAC, Series 2006-RP2, Class A FRN (c) 0.437% 2/25/37	128,503	126,461
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (c) 1.525% 2/20/25	250,000	248,605
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (c) 1.696% 11/08/24	100,000	99,995
Seneca Park CLO Ltd., Series 2014-1A, Class A FRN (c) 1.754% 7/17/26	250,000	249,994
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	19,782	19,999
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	172,691	181,547
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1 FRN 0.637% 6/25/36	60,000	57,721

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	$110,000	$109,168
SpringCastle America Funding LLC, Series 2014-AA, Class A (c) 2.700% 5/25/23	268,384	269,483
Springleaf Funding Trust, Series 2013-AA, Class A (c) 2.580% 9/15/21	105,484	105,553
Store Master Funding I LLC, Series 2015-1A, Class A1 (c) 3.750% 4/20/45	99,917	98,448
STORE Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	117,155	120,590
SVO VOI Mortgage LLC, Series 2012-AA, Class A (c) 2.000% 9/20/29	149,602	149,560
Symphony CLO XV Ltd., Series 2014-15A, Class A FRN (c) 1.724% 10/17/26	300,000	299,693
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	195,342	193,865
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	53,510	56,392
Wendys Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	375,000	375,011
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	330,000	330,010
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	350,000	350,010
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	208,779	207,444

		15,860,677

Student Loans ABS — 2.3%
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	58,790	53,400
College Loan Corp. Trust I, Series 2003-1, Class A6 FRN (c) 0.305% 3/01/42	200,000	195,628
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (c) 0.994% 3/01/42	150,000	144,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust I, Series 2002-2, Class A30 FRN (c) 1.850% 3/01/42	$100,000	$97,582
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	282,166	274,136
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.684% 6/15/43	100,000	99,962
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.684% 6/15/43	350,000	345,472
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.686% 6/15/43	200,000	197,620
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	200,000	192,423
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.577% 10/28/41	46,368	46,270
KeyCorp Student Loan Trust, Series 2004-A, Class 2B FRN 0.807% 1/27/42	100,000	97,218
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS FRN 1.002% 11/25/36	100,000	93,583
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.377% 2/25/28	75,161	75,070
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.427% 7/25/28	18,567	18,536
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.541% 6/25/27	111,485	110,854
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.531% 6/25/41	238,044	212,704
Nelnet Student Loan Trust, Series 2005-4, Class A4R2 FRN 1.129% 3/22/32	150,000	142,792
Nelnet Student Loan Trust, Series 2012-2A, Class B FRN (c) 1.187% 11/25/36	200,000	181,896
Nelnet Student Loan Trust, Series 2012-1A, Class B FRN (c) 1.187% 6/25/42	150,000	145,506
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (c) 1.687% 6/25/41	100,000	93,973
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (c) 1.687% 10/25/47	240,000	224,624

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (c) 1.687% 5/25/49	$100,000	$92,705
Pennsylvania Higher Education, Series 2015-1A, Class B FRN (c) 1.732% 4/25/45	130,000	112,255
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.577% 1/25/41	144,183	129,216
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.900% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.687% 6/25/43	110,000	107,200
Social Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	119,470	121,321
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.684% 8/01/35	400,000	378,303

		4,034,249

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.686% 8/25/34	67,390	64,871
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	11,849	11,553
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.913% 9/25/33	4,448	4,117
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.523% 8/25/34	13,575	12,855
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.404% 8/25/34	45,731	37,980
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	92,241	90,349
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.556% 7/25/33	2,823	2,795
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	4,998	4,705
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	132	136
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.513% 3/25/34	22,526	22,835

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.558% 4/25/44	$61,529	$60,428

		312,624

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	17,244	17,118
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.761% 6/25/32	17,131	16,376

		33,494

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,591,220)		34,886,621

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	100,000	104,500
Province of Quebec Canada 2.625% 2/13/23	192,000	193,106
Province of Quebec Canada 7.500% 9/15/29	125,000	180,868
Republic of Brazil International Bond 5.625% 1/07/41	235,000	224,425
Republic of Turkey International Bond 4.875% 4/16/43	236,000	214,751
Republic of Turkey International Bond 6.750% 4/03/18	100,000	110,273
United Mexican States 5.125% 1/15/20	95,000	104,738
United Mexican States 6.750% 9/27/34	375,000	470,625

		1,603,286

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,614,320)		1,603,286

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.1%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	433,392	448,437
Series 4290, Class CA 3.500% 12/15/38	224,429	236,285
Series 2617, Class Z 5.500% 5/15/33	216,926	243,180
Series 2693, Class Z 5.500% 10/15/33	369,456	411,216

	Principal Amount	Value
Series 3423, Class PB 5.500% 3/15/38	$90,000	$102,470
Series 2178, Class PB 7.000% 8/15/29	20,739	23,819
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	138,572	147,031
Series 2014-48, Class AB 4.000% 10/25/40	345,489	369,072
Series 2007-32, Class Z 5.500% 4/25/37	167,670	186,997
Series 2010-60, Class HJ 5.500% 5/25/40	86,399	95,998
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	108,476	118,617
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	12,803	14,186

		2,397,308

Pass-Through Securities — 22.8%
Federal Home Loan Mortgage Corp. Pool #G11476 5.000% 11/01/18	35,611	37,288
Pool #B16010 5.000% 8/01/19	720	761
Pool #B17058 5.000% 9/01/19	1,161	1,234
Pool #B18677 5.000% 1/01/20	1,525	1,616
Pool #E89199 6.000% 4/01/17	1,590	1,648
Pool #G11431 6.000% 2/01/18	273	283
Pool #G01311 7.000% 9/01/31	1,899	2,226
Pool #C80207 7.500% 9/01/24	2,164	2,494
Pool #C00530 7.500% 7/01/27	1,616	1,909
Pool #C00563 7.500% 11/01/27	5,445	6,442
Pool #C00612 7.500% 4/01/28	331	392
Pool #C55867 7.500% 2/01/30	6,667	7,845
Federal Home Loan Mortgage Corp. TBA Pool #2961 4.000% 2/01/42 (d)	2,750,000	2,907,910

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #725692 2.307% 10/01/33 FRN	$147,205	$157,887
Pool #888586 2.372% 10/01/34 FRN	295,285	314,730
Pool #AR3007 3.000% 2/01/43	298,804	298,559
Pool #890564 3.000% 6/01/43	320,547	321,837
Pool #AR3816 3.500% 2/01/43	111,330	114,909
Pool #AB8527 3.500% 3/01/43	678,055	699,854
Pool #AR8708 3.500% 4/01/43	101,109	104,360
Pool #AT4050 3.500% 5/01/43	131,169	135,386
Pool #MA1437 3.500% 5/01/43	108,809	112,307
Pool #MA1463 3.500% 6/01/43	328,812	339,382
Pool #AX0120 4.000% 9/01/39	307,752	327,383
Pool #AB6261 4.000% 9/01/42	1,190,461	1,269,004
Pool #735010 5.000% 11/01/19	145,592	153,852
Pool #253880 6.500% 7/01/16	528	540
Pool #575579 7.500% 4/01/31	9,288	11,059
Pool #535996 7.500% 6/01/31	1,854	2,209
Federal National Mortgage Association TBA Pool #983 2.500% 7/01/42 (d)	3,425,000	3,286,394
Pool #515 3.000% 12/01/42 (d)	7,500,000	7,469,531
Pool #6447 4.000% 5/01/42 (d)	2,625,000	2,780,859
Government National Mortgage Association Pool #783896 3.500% 5/15/44	467,876	487,066
Pool #579140 6.500% 1/15/32	1,266	1,473
Pool #587280 6.500% 9/15/32	1,351	1,564
Pool #550659 6.500% 9/15/35	125,927	146,000
Pool #538689 6.500% 12/15/35	20,385	23,680

	Principal Amount	Value
Pool #780651 7.000% 10/15/27	$2,200	$2,563
Pool #462384 7.000% 11/15/27	1,124	1,240
Pool #482668 7.000% 8/15/28	1,684	1,966
Pool #506804 7.000% 5/15/29	7,828	9,103
Pool #506914 7.000% 5/15/29	29,483	34,315
Pool #581417 7.000% 7/15/32	4,577	5,397
Pool #591581 7.000% 8/15/32	933	1,103
Pool #423836 8.000% 8/15/26	1,269	1,504
Pool #444619 8.000% 3/15/27	9,638	11,421
Government National Mortgage Association II
Pool #82488 1.750% 3/20/40 FRN	101,672	105,527
Pool #82462 2.500% 1/20/40 FRN	74,784	77,538
Government National Mortgage Association II TBA
Pool #24 3.000% 5/01/43 (d)	8,550,000	8,632,160
Pool #471 3.500% 6/01/43 (d)	2,650,000	2,750,410
Pool #1767 4.000% 1/01/43 (d)	5,000,000	5,298,828
Pool #1207 4.500% 2/01/41 (d)	1,600,000	1,726,875

		40,191,823

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,478,578)		42,589,131

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds & Notes — 8.2%
U.S. Treasury Bond 2.750% 8/15/42	450,000	418,781
U.S. Treasury Bond 3.000% 11/15/44	2,590,000	2,531,270
U.S. Treasury Bond 3.375% 5/15/44	1,160,000	1,217,479
U.S. Treasury Bond 3.500% 2/15/39	1,990,000	2,144,225
U.S. Treasury Note 1.375% 4/30/20	840,000	830,780

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (f) 1.500% 11/30/19	$7,300,000	$7,300,570

		14,443,105

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,838,904)		14,443,105

TOTAL BONDS & NOTES (Cost $172,182,743)		172,602,808

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
USD Put CNH Call, Expires 5/16/16, Strike 6.65 (OTC — HSBC Bank PLC)	13,000,000	61,022
CDX.NA. HY.8 Swaption, Put, Expires 9/16/15, Strike 102 (OTC — Goldman Sachs International); Underlying swap terminates 6/20/20	5,450,000	58,860

		119,882

TOTAL PURCHASED OPTIONS (Cost $123,437)		119,882

TOTAL LONG-TERM INVESTMENTS (Cost $173,565,520)		173,996,112

	Principal Amount
SHORT-TERM INVESTMENTS — 21.2%
Commercial Paper — 21.0%
Ameren Corp. 0.520% 7/14/15	$2,500,000	2,499,530
Bacardi USA, Inc. (c) 0.480% 7/01/15	4,096,000	4,096,000
Bell Canada (c) 0.530% 8/18/15	3,000,000	2,997,880
CenterPoint Energy, Inc. (c) 0.500% 7/23/15	3,211,000	3,210,019
Discovery Communications LLC (c) 0.450% 7/24/15	4,000,000	3,998,850
Dominion Resources, Inc. (c) 0.540% 7/20/15	3,000,000	2,999,145
FMC Corp. (c) 0.480% 7/08/15	3,000,000	2,999,720
Holcim US Finance SARL & Cie (c) 0.600% 7/20/15	2,000,000	1,999,367
Hyundai Capital America (c) 0.530% 8/25/15	1,500,000	1,498,785

	Principal Amount	Value
Spectra Energy Capital LLC (c) 0.470% 7/17/15	$4,225,000	$4,224,117
TransCanada American (c) 0.520% 8/17/15	2,500,000	2,498,303
Williams Partners LP (c) 0.500% 7/07/15	4,000,000	3,999,667

		37,021,383

Time Deposits — 0.2%
Euro Time Deposit 0.010% 7/01/15	315,813	315,813

TOTAL SHORT-TERM INVESTMENTS (Cost $37,337,196)		37,337,196

TOTAL INVESTMENTS — 119.7% (Cost $210,902,716) (g)		211,333,308

Other Assets/(Liabilities) — (19.7)%		(34,729,030)

NET ASSETS — 100.0%		$176,604,278

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Chinese Offshore Yuan
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
OTC	Over-The-Counter
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $164,326 or 0.09% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $71,087,786 or 40.25% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2015, these securities amounted to a value of $344,517 or 0.20% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	329,969	$356,367

TOTAL COMMON STOCK (Cost $322,323)		356,367

TOTAL EQUITIES (Cost $322,323)		356,367

	Principal Amount
BONDS & NOTES — 95.2%

BANK LOANS — 3.5%
Oil & Gas — 2.6%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$5,254,429	4,256,087
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	3,510,223	2,680,933

		6,937,020

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	2,448,101	2,227,772

TOTAL BANK LOANS (Cost $10,152,888)		9,164,792

CORPORATE DEBT — 91.7%
Aerospace & Defense — 1.3%
Moog, Inc. (c) 5.250% 12/01/22	948,000	964,590
TransDigm, Inc. 6.500% 7/15/24	2,035,000	2,009,562
TransDigm, Inc. (c) 6.500% 5/15/25	606,000	599,940

		3,574,092

Agriculture — 1.4%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	3,873,000	3,843,952

Airlines — 0.8%
Allegiant Travel Co. 5.500% 7/15/19	2,020,000	2,035,150

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,437,975

	Principal Amount	Value
Auto Manufacturers — 1.4%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	$3,600,000	$3,744,000

Automotive & Parts — 3.0%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,852,775
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	851,200
Dana Holding Corp. 5.500% 12/15/24	1,012,000	994,290
International Automotive Components Group SA (c) 9.125% 6/01/18	3,268,000	3,333,360

		8,031,625

Banks — 1.0%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,604,563

Building Materials — 1.8%
Headwaters, Inc. 7.250% 1/15/19	2,500,000	2,600,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	2,060,000	2,106,350

		4,706,350

Chemicals — 2.1%
A Schulman, Inc. (c) 6.875% 6/01/23	1,122,000	1,144,440
The Chemours Co. (c) 7.000% 5/15/25	859,000	833,230
Omnova Solutions, Inc. 7.875% 11/01/18	1,660,000	1,660,000
TPC Group, Inc. (c) 8.750% 12/15/20	2,144,000	1,983,200

		5,620,870

Coal — 0.8%
Murray Energy Corp. (c) 11.250% 4/15/21	2,650,000	2,226,000

Commercial Services — 4.8%
CEB, Inc. (c) 5.625% 6/15/23	1,169,000	1,174,845
Multi-Color Corp. (c) 6.125% 12/01/22	1,276,000	1,304,710
Mustang Merger Corp. (c) 8.500% 8/15/21	7,420,000	7,531,300
StoneMor Partners LP/Cornerstone Family Services of WV 7.875% 6/01/21	2,545,000	2,646,800

		12,657,655

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.250% 7/01/20	$919,000	$919,574
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	1,019,000	1,021,548
Aircastle Ltd. 5.500% 2/15/22	802,000	818,545
E*TRADE Financial Corp. 4.625% 9/15/23	2,833,000	2,783,423
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	2,037,500
National Financial Partners Corp. (c) 9.000% 7/15/21	1,192,000	1,177,100

		8,757,690

Electric — 0.4%
Dynegy, Inc. (c) 7.625% 11/01/24	1,130,000	1,194,975

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	1,700,000	1,759,500

Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC (c) 5.875% 2/01/23	1,125,000	1,141,875

Engineering & Construction — 0.3%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	835,000	830,825

Foods — 1.3%
Dean Foods Co. (c) 6.500% 3/15/23	1,173,000	1,196,460
HJ Heinz Co. (c) 4.875% 2/15/25	2,032,000	2,212,340

		3,408,800

Forest Products & Paper — 2.4%
Appvion, Inc. (c) 9.000% 6/01/20	3,622,000	2,281,860
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	4,063,410

		6,345,270

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,188,000	1,226,610

Health Care – Products — 1.8%
Alere, Inc. (c) 6.375% 7/01/23	2,100,000	2,136,750

	Principal Amount	Value
Alere, Inc. 6.500% 6/15/20	$1,940,000	$1,998,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.500% 4/15/25	704,000	682,880

		4,817,830

Health Care – Services — 4.7%
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	2,760,000	2,656,500
Fresenius Medical Care US Finance II, Inc. (c) 4.750% 10/15/24	1,074,000	1,063,260
HCA, Inc. 5.250% 4/15/25	1,159,000	1,205,360
HCA, Inc. 5.375% 2/01/25	1,150,000	1,168,745
HealthSouth Corp. 5.750% 11/01/24	715,000	730,194
Kindred Healthcare, Inc. (c) 8.750% 1/15/23	2,112,000	2,294,160
Tenet Healthcare Corp. (c) 6.750% 6/15/23	1,261,000	1,286,220
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,241,675

		12,646,114

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (c) 7.500% 8/15/19	1,755,000	1,781,325

Home Builders — 3.2%
Brookfield Residential Properties, Inc. (c) 6.375% 5/15/25	897,000	879,060
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,219,787
Lennar Corp. 4.500% 11/15/19	1,151,000	1,165,387
Lennar Corp. 4.750% 5/30/25	1,991,000	1,931,270
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,417,040

		8,612,544

Insurance — 0.8%
CNO Financial Group, Inc. 4.500% 5/30/20	338,000	343,070
CNO Financial Group, Inc. 5.250% 5/30/25	362,000	367,864
Onex York Acquisition Corp. (c) 8.500% 10/01/22	1,602,000	1,411,763

		2,122,697

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.5%
Netflix, Inc. (c) 5.875% 2/15/25	$1,406,000	$1,455,365

Leisure Time — 2.9%
Brunswick Corp. (c) 4.625% 5/15/21	910,000	905,450
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,272,510
Brunswick Corp. 7.375% 9/01/23	650,000	708,500
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,646,000	1,734,884

		7,621,344

Lodging — 1.1%
Interval Acquisition Corp. (c) 5.625% 4/15/23	2,917,000	2,953,463

Machinery – Diversified — 1.5%
ATS Automation Tooling Systems, Inc. (c) 6.500% 6/15/23	160,000	163,400
Welltec A/S (c) 8.000% 2/01/19	2,950,000	2,817,250
Zebra Technologies Corp. (c) 7.250% 10/15/22	859,000	929,867

		3,910,517

Manufacturing — 2.8%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,385,000	1,433,475
EnPro Industries, Inc. 5.875% 9/15/22	1,895,000	1,928,162
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,805,000	4,071,350

		7,432,987

Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,438,000	1,445,190
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 5/01/27	1,649,000	1,609,836
DISH DBS Corp. 5.875% 11/15/24	1,853,000	1,780,038
Entercom Radio LLC 10.500% 12/01/19	1,805,000	1,935,863
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	2,150,000	2,324,688
Numericable-SFR SAS (c) 6.000% 5/15/22	770,000	758,931
Numericable-SFR SAS (c) 6.250% 5/15/24	385,000	378,744

	Principal Amount	Value
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	$3,253,000	$3,407,517
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	3,951,000	3,812,715

		17,453,522

Mining — 0.4%
Hecla Mining Co. 6.875% 5/01/21	1,086,000	1,027,628

Oil & Gas — 9.1%
Baytex Energy Corp. (c) 5.625% 6/01/24	2,380,000	2,207,450
California Resources Corp. 6.000% 11/15/24	1,700,000	1,462,000
Citgo Holding, Inc. (c) 10.750% 2/15/20	2,314,000	2,366,065
Eclipse Resources Corp. (c) (d) 8.875% 7/15/23	1,415,000	1,370,498
Halcon Resources Corp. (c) 8.625% 2/01/20	1,396,000	1,378,550
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	1,280,000	1,200,256
Kosmos Energy Ltd. (c) 7.875% 8/01/21	2,390,000	2,306,350
Magnum Hunter Resources Corp. 9.750% 5/15/20	3,475,000	3,110,125
Millennium Offshore Services Superholdings LLC (c) 9.500% 2/15/18	2,159,000	2,018,665
Newfield Exploration Co. 5.375% 1/01/26	850,000	841,500
Seventy Seven Energy, Inc. 6.500% 7/15/22	2,807,000	1,796,480
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	680,000	649,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,236,050
Tullow Oil PLC (c) 6.250% 4/15/22	2,660,000	2,354,100

		24,297,489

Packaging & Containers — 2.2%
Ardagh Finance Holdings SA (c) 8.625% 6/15/19	941,862	974,827
Coveris Holdings SA (c) 7.875% 11/01/19	2,555,000	2,542,225
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,357,340

		5,874,392

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 3.7%
BioScrip, Inc. 8.875% 2/15/21	$3,153,000	$2,680,050
Capsugel SA (c) 7.000% 5/15/19	705,000	717,419
Endo Finance LLC/Endo Finco, Inc. (c) 5.375% 1/15/23	1,859,000	1,835,762
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (c) (d) 6.000% 7/15/23	481,000	491,822
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (c) 6.000% 2/01/25	635,000	645,319
VRX Escrow Corp. (c) 5.875% 5/15/23	2,032,000	2,082,800
VRX Escrow Corp. (c) 6.125% 4/15/25	1,401,000	1,441,279

		9,894,451

Pipelines — 0.8%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	2,126,063

Real Estate Investment Trusts (REITS) — 1.1%
Iron Mountain, Inc. 5.750% 8/15/24	1,480,000	1,480,925
RHP Hotel Properties LP/RHP Finance Corp. (c) 5.000% 4/15/23	1,426,000	1,397,480

		2,878,405

Retail — 2.5%
Carrols Restaurant Group, Inc. (c) 8.000% 5/01/22	1,402,000	1,472,100
Family Tree Escrow LLC (c) 5.250% 3/01/20	827,000	865,249
Family Tree Escrow LLC (c) 5.750% 3/01/23	2,868,000	2,997,060
Rite Aid Corp. (c) 6.125% 4/01/23	1,334,000	1,374,020

		6,708,429

Savings & Loans — 1.0%
Consolidated Energy Finance SA (c) 6.750% 10/15/19	2,735,000	2,776,025

Semiconductors — 1.0%
Micron Technology, Inc. (c) 5.500% 2/01/25	2,800,000	2,623,600

Software — 0.3%
SS&C Technologies Holdings, Inc. (d) 5.875% 7/15/23	701,000	708,010

Telecommunications — 8.5%
Altice Financing SA (c) 6.500% 1/15/22	1,485,000	1,485,000

	Principal Amount	Value
Altice Financing SA (c) 6.625% 2/15/23	$456,000	$452,717
Altice Finco SA (c) 8.125% 1/15/24	1,385,000	1,398,850
Altice SA (c) 7.750% 5/15/22	1,955,000	1,891,462
CommScope Technologies Finance LLC (c) 6.000% 6/15/25	1,441,000	1,435,596
CPI International, Inc. 8.750% 2/15/18	1,832,000	1,873,220
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	1,027,688
Frontier Communications Corp. 7.625% 4/15/24	1,835,000	1,619,387
GCI, Inc. 6.875% 4/15/25	5,000,000	5,050,000
Sprint Corp. 7.250% 9/15/21	1,460,000	1,423,500
Sprint Corp. 7.875% 9/15/23	1,580,000	1,540,974
T-Mobile USA, Inc. 6.375% 3/01/25	1,255,000	1,283,238
West Corp. (c) 5.375% 7/15/22	2,175,000	2,033,625

		22,515,257

Transportation — 6.3%
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	5,510,000	5,737,287
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,500,000	1,573,125
Topaz Marine SA (c) 8.625% 11/01/18	2,838,000	2,774,145
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	2,730,000	2,764,125
XPO Logistics, Inc. (c) 6.500% 6/15/22	2,700,000	2,642,625
XPO Logistics, Inc. (c) 7.875% 9/01/19	1,163,000	1,242,782

		16,734,089

TOTAL CORPORATE DEBT (Cost $245,295,923)		244,119,323

TOTAL BONDS & NOTES (Cost $255,448,811)		253,284,115

TOTAL LONG-TERM INVESTMENTS (Cost $255,771,134)		253,640,482

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
Time Deposits — 3.9%
Euro Time Deposit 0.010% 7/01/15	$10,298,604	$10,298,604

TOTAL SHORT-TERM INVESTMENTS (Cost $10,298,604)		10,298,604

TOTAL INVESTMENTS — 99.2% (Cost $266,069,738) (e)		263,939,086

Other Assets/(Liabilities) — 0.8%		2,182,435

NET ASSETS — 100.0%		$266,121,521

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $356,367 or 0.13% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $153,005,765 or 57.49% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 55.6%

COMMON STOCK — 55.3%
Basic Materials — 1.5%
Chemicals — 1.1%
Airgas, Inc.	3	$317
CF Industries Holdings, Inc.	3,525	226,587
The Dow Chemical Co.	5,293	270,843
E.I. du Pont de Nemours & Co.	4,671	298,711
Eastman Chemical Co.	2,494	204,059
Ecolab, Inc.	4	452
International Flavors & Fragrances, Inc.	113	12,350
LyondellBasell Industries NV Class A	3,360	347,827
Monsanto Co.	99	10,553
The Mosaic Co.	2,900	135,865
PPG Industries, Inc.	388	44,511
Praxair, Inc.	4	478
The Sherwin-Williams Co.	567	155,936
Sigma-Aldrich Corp.	749	104,373

		1,812,862

Forest Products & Paper — 0.2%
International Paper Co.	7,607	362,017
MeadWestvaco Corp.	7	331

		362,348

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	19	574
Nucor Corp.	61	2,688

		3,262

Mining — 0.2%
Alcoa, Inc.	2,446	27,273
Freeport-McMoRan, Inc.	48	894
Newmont Mining Corp.	16,584	387,402
Vulcan Materials Co.	98	8,225

		423,794

		2,602,266

Communications — 5.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	1,733	33,395
Omnicom Group, Inc.	798	55,453

		88,848

Internet — 1.3%
Akamai Technologies, Inc. (a)	10	698
Amazon.com, Inc. (a)	586	254,377
eBay, Inc. (a)	2,865	172,588
Expedia, Inc.	2,473	270,422
F5 Networks, Inc. (a)	3,220	387,527
Facebook, Inc. Class A (a)	2,500	214,412

	Number of Shares	Value
Google, Inc. Class A (a)	514	$277,581
Google, Inc. Class C (a)	516	268,583
Netflix, Inc. (a)	6	3,942
New Media Investment Group, Inc.	2,400	43,032
The Priceline Group, Inc. (a)	4	4,605
Symantec Corp.	4,979	115,762
TripAdvisor, Inc. (a)	43	3,747
VeriSign, Inc. (a)	589	36,353
Yahoo!, Inc. (a)	4,434	174,212

		2,227,841

Media — 2.1%
Cablevision Systems Corp. Class A	9,700	232,218
CBS Corp. Class B	70	3,885
Comcast Corp. Class A	8,881	534,103
DIRECTV (a)	2,886	267,792
Discovery Communications, Inc. Series A (a)	200	6,652
Discovery Communications, Inc. Series C (a)	200	6,216
Gannett Co., Inc. (a)	2,554	35,723
The McGraw Hill Financial, Inc.	609	61,174
News Corp. Class A (a)	5,630	82,142
Scripps Networks Interactive Class A	3,724	243,438
Starz Class A (a)	9,300	415,896
TEGNA, Inc.	5,107	163,782
Time Warner Cable, Inc.	608	108,327
Time Warner, Inc.	4,688	409,778
Twenty-First Century Fox Class A	4,021	130,863
Viacom, Inc. Class B	3,190	206,202
The Walt Disney Co.	5,782	659,958

		3,568,149

Telecommunications — 2.1%
AT&T, Inc.	5,270	187,190
CenturyLink, Inc.	7,754	227,813
Cisco Systems, Inc.	40,024	1,099,059
Corning, Inc.	14,474	285,572
Frontier Communications Corp.	32,470	160,726
Harris Corp.	1,354	104,136
Juniper Networks, Inc.	5,848	151,873
Motorola Solutions, Inc.	34	1,950
QUALCOMM, Inc.	688	43,089
Verizon Communications, Inc.	27,632	1,287,928

		3,549,336

		9,434,174

Consumer, Cyclical — 6.0%
Airlines — 0.4%
American Airlines Group, Inc.	3,300	131,785
Delta Air Lines, Inc.	6,600	271,128
Southwest Airlines Co.	5,766	190,797

		593,710

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.4%
Hanesbrands, Inc.	4,200	$139,944
Nike, Inc. Class B	4,202	453,900
VF Corp.	500	34,870

		628,714

Auto Manufacturers — 0.4%
Ford Motor Co.	25,762	386,688
General Motors Co.	6,400	213,312
Paccar, Inc.	1,934	123,408

		723,408

Automotive & Parts — 0.4%
Allison Transmission Holdings, Inc.	3,400	99,484
Delphi Automotive PLC	1,600	136,144
The Goodyear Tire & Rubber Co.	12,161	366,654
Johnson Controls, Inc.	5	248

		602,530

Distribution & Wholesale — 0.0%
Fastenal Co.	70	2,952
Fossil Group, Inc. (a)	30	2,081
Genuine Parts Co.	536	47,988
W.W. Grainger, Inc.	4	947

		53,968

Home Builders — 0.0%
D.R. Horton, Inc.	59	1,614
PulteGroup, Inc.	74	1,491

		3,105

Home Furnishing — 0.1%
Harman International Industries, Inc.	454	53,999
Whirlpool Corp.	774	133,941

		187,940

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	44,522

Leisure Time — 0.1%
Carnival Corp.	2,373	117,202
Harley-Davidson, Inc.	8	451

		117,653

Lodging — 0.4%
Marriott International, Inc. Class A	3,213	239,015
Starwood Hotels & Resorts Worldwide, Inc.	1,460	118,392
Wyndham Worldwide Corp.	3,622	296,678
Wynn Resorts Ltd.	9	888

		654,973

Retail — 3.8%
AutoNation, Inc. (a)	2,220	139,816
AutoZone, Inc. (a)	6	4,001
Bed Bath & Beyond, Inc. (a)	873	60,220
Best Buy Co., Inc.	13,308	433,974

	Number of Shares	Value
Coach, Inc.	4,084	$141,347
Costco Wholesale Corp.	2,208	298,212
CVS Health Corp.	2,543	266,710
Darden Restaurants, Inc.	4,373	310,833
Dollar General Corp.	600	46,644
Dollar Tree, Inc. (a)	1,160	91,628
Family Dollar Stores, Inc.	47	3,704
GameStop Corp. Class A	10,061	432,221
The Gap, Inc.	1,305	49,812
The Home Depot, Inc.	9,020	1,002,393
Kohl’s Corp.	5,061	316,869
L Brands, Inc.	1,200	102,876
Lowe’s Cos., Inc.	5,929	397,065
Macy’s, Inc.	3,640	245,591
McDonald’s Corp.	475	45,158
Nordstrom, Inc.	11	819
O’Reilly Automotive, Inc. (a)	734	165,869
PVH Corp.	40	4,608
Ross Stores, Inc.	7,792	378,769
Staples, Inc.	3,883	59,449
Starbucks Corp.	6,190	331,877
Target Corp.	2,767	225,870
Tiffany & Co.	11	1,010
The TJX Cos., Inc.	3,740	247,476
Urban Outfitters, Inc. (a)	60	2,100
Vista Outdoor, Inc. (a)	3,600	161,640
Wal-Mart Stores, Inc.	4,053	287,479
Walgreens Boots Alliance, Inc.	1,006	84,947
Yum! Brands, Inc.	536	48,283

		6,389,270

Textiles — 0.0%
Cintas Corp.	449	37,981

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	47	3,515
Mattel, Inc.	61	1,567

		5,082

		10,042,856

Consumer, Non-cyclical — 14.6%
Agriculture — 1.0%
Altria Group, Inc.	13,041	637,835
Archer-Daniels-Midland Co.	5,226	251,998
Philip Morris International, Inc.	7,496	600,954
Reynolds American, Inc.	2,241	167,313

		1,658,100

Beverages — 1.2%
Brown-Forman Corp. Class B	11	1,102
The Coca-Cola Co.	14,924	585,469
Coca-Cola Enterprises, Inc.	6,585	286,052
Constellation Brands, Inc. Class A	22	2,553
Dr. Pepper Snapple Group, Inc.	3,510	255,879
Keurig Green Mountain, Inc.	440	33,717

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Molson Coors Brewing Co. Class B	1,036	$72,323
Monster Beverage Corp. (a)	250	33,505
PepsiCo, Inc.	8,492	792,643

		2,063,243

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	460	83,154
Amgen, Inc.	8,005	1,228,928
Biogen, Inc. (a)	624	252,059
Celgene Corp. (a)	1,928	223,137
Gilead Sciences, Inc.	13,702	1,604,230
Regeneron Pharmaceuticals, Inc. (a)	110	56,114
Vertex Pharmaceuticals, Inc. (a)	100	12,348

		3,459,970

Commercial Services — 1.5%
The ADT Corp.	4,550	152,744
Automatic Data Processing, Inc.	2,521	202,260
Equifax, Inc.	336	32,622
H&R Block, Inc.	11,642	345,185
MasterCard, Inc. Class A	50	4,674
McKesson Corp.	1,441	323,951
Moody’s Corp.	735	79,351
Paychex, Inc.	813	38,113
Quanta Services, Inc. (a)	24	692
Robert Half International, Inc.	335	18,593
Sotheby’s	1,200	54,288
Total System Services, Inc.	7,221	301,621
United Rentals, Inc. (a)	3,100	271,622
Visa, Inc. Class A	4,360	292,774
Western Union Co.	18,507	376,247

		2,494,737

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	806	52,721
Coty, Inc. Class A	2,200	70,334
The Estee Lauder Cos., Inc. Class A	996	86,313
The Procter & Gamble Co.	10,933	855,398

		1,064,766

Foods — 0.9%
Campbell Soup Co.	165	7,862
ConAgra Foods, Inc.	1,084	47,392
General Mills, Inc.	3,094	172,398
The Hershey Co.	419	37,220
Hormel Foods Corp.	94	5,299
The J.M. Smucker Co.	1,304	141,367
Kellogg Co.	1,835	115,054
Kraft Foods Group, Inc.	173	14,729
The Kroger Co.	4,034	292,505
McCormick & Co., Inc.	73	5,909
Mondelez International, Inc. Class A	4,821	198,336
Sysco Corp.	566	20,433
Tyson Foods, Inc. Class A	720	30,694
WhiteWave Foods Co. (a)	9,300	454,584

	Number of Shares	Value
Whole Foods Market, Inc.	72	$2,840

		1,546,622

Health Care – Products — 1.7%
Baxter International, Inc.	322	22,517
Becton, Dickinson & Co.	171	24,222
Boston Scientific Corp. (a)	6,721	118,962
C.R. Bard, Inc.	234	39,944
Edwards Lifesciences Corp. (a)	1,380	196,553
Halyard Health, Inc. (a)	4,600	186,300
Intuitive Surgical, Inc. (a)	14	6,783
Johnson & Johnson	12,559	1,224,000
Medtronic PLC	9,616	712,546
St. Jude Medical, Inc.	698	51,003
Stryker Corp.	1,059	101,209
Varian Medical Systems, Inc. (a)	674	56,838
West Pharmaceutical Services, Inc.	900	52,272
Zimmer Biomet Holdings, Inc.	1,234	134,790

		2,927,939

Health Care – Services — 1.5%
Aetna, Inc.	1,682	214,388
Anthem, Inc.	2,188	359,138
Cigna Corp.	1,159	187,758
DaVita HealthCare Partners, Inc. (a)	46	3,656
HCA Holdings, Inc. (a)	4,000	362,880
Humana, Inc.	435	83,207
Laboratory Corporation of America Holdings (a)	601	72,853
Quest Diagnostics, Inc.	635	46,050
Tenet Healthcare Corp. (a)	29	1,678
Thermo Fisher Scientific, Inc.	2,058	267,046
UnitedHealth Group, Inc.	6,501	793,122
Universal Health Services, Inc. Class B	310	44,051

		2,435,827

Household Products — 0.3%
Avery Dennison Corp.	5,782	352,355
The Clorox Co.	1,567	162,999
Kimberly-Clark Corp.	580	61,463

		576,817

Pharmaceuticals — 3.8%
Abbott Laboratories	5,804	284,860
AbbVie, Inc.	9,904	665,450
Allergan PLC (a)	1,749	530,752
AmerisourceBergen Corp.	2,460	261,596
Bristol-Myers Squibb Co.	2,512	167,148
Cardinal Health, Inc.	2,855	238,821
DENTSPLY International, Inc.	2,261	116,555
Eli Lilly & Co.	1,407	117,470
Endo International PLC (a)	1,400	111,510
Express Scripts Holding Co. (a)	4,245	377,550
Hospira, Inc. (a)	624	55,355

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mallinckrodt PLC (a)	5,260	$619,207
Mead Johnson Nutrition Co.	624	56,297
Merck & Co., Inc.	23,129	1,316,734
Mylan NV (a)	59	4,004
Patterson Cos., Inc.	61	2,968
Perrigo Co. PLC	40	7,393
Pfizer, Inc.	30,122	1,009,991
Zoetis, Inc.	9,910	477,860

		6,421,521

		24,649,542

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	54,290

Energy — 3.8%
COAL — 0.0%
CONSOL Energy, Inc.	57	1,239

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	400	18,792

Oil & Gas — 3.1%
Anadarko Petroleum Corp.	97	7,572
Apache Corp.	98	5,648
Cabot Oil & Gas Corp.	92	2,902
California Resources Corp.	11,700	70,668
Chesapeake Energy Corp.	9,298	103,859
Chevron Corp.	5,770	556,632
ConocoPhillips	10	614
Devon Energy Corp.	17	1,011
Diamond Offshore Drilling, Inc.	185	4,775
Ensco PLC Class A	10,200	227,154
EOG Resources, Inc.	92	8,054
EQT Corp.	29	2,359
Exxon Mobil Corp.	17,649	1,468,397
Helmerich & Payne, Inc.	40	2,817
Hess Corp.	1,947	130,215
Marathon Oil Corp.	1,985	52,682
Marathon Petroleum Corp.	7,764	406,135
Murphy Oil Corp.	1,422	59,112
Murphy USA, Inc. (a)	5,800	323,756
Noble Corp. PLC	8,700	133,893
Noble Energy, Inc.	66	2,817
Occidental Petroleum Corp.	3,730	290,082
Phillips 66	5,205	419,315
Pioneer Natural Resources Co.	3	416
QEP Resources, Inc.	98	1,814
Range Resources Corp.	99	4,888
Tesoro Corp.	2,286	192,961
Valero Energy Corp.	10,810	676,706

		5,157,254

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	2,374	146,476
Cameron International Corp. (a)	3,137	164,285

	Number of Shares	Value
FMC Technologies, Inc. (a)	72	$2,987
Halliburton Co.	71	3,058
National Oilwell Varco, Inc.	3,209	154,930
NOW, Inc. (a)	2,200	43,802
Schlumberger Ltd.	4,645	400,353
Transocean Ltd.	15,100	243,412

		1,159,303

Pipelines — 0.0%
Kinder Morgan, Inc.	60	2,303
Spectra Energy Corp.	71	2,315
The Williams Cos., Inc.	33	1,894

		6,512

		6,343,100

Financial — 9.2%
Banks — 2.3%
Bank of America Corp.	16,842	286,651
The Bank of New York Mellon Corp.	5,995	251,610
BB&T Corp.	1,912	77,073
Capital One Financial Corp.	3,675	323,290
Comerica, Inc.	924	47,420
Fifth Third Bancorp	18,021	375,197
Huntington Bancshares, Inc.	4,610	52,139
KeyCorp	3,472	52,149
M&T Bank Corp.	281	35,105
Northern Trust Corp.	2,461	188,168
PNC Financial Services Group, Inc.	1,445	138,214
Regions Financial Corp.	13,043	135,126
State Street Corp.	1,685	129,745
SunTrust Banks, Inc.	3,400	146,268
U.S. Bancorp	3,829	166,179
Wells Fargo & Co.	24,864	1,398,351
Zions Bancorp	49	1,555

		3,804,240

Diversified Financial — 3.1%
American Express Co.	488	37,927
Ameriprise Financial, Inc.	1,215	151,790
BlackRock, Inc.	350	121,093
The Charles Schwab Corp.	3,122	101,933
Citigroup, Inc.	22,284	1,230,968
CME Group, Inc.	1,555	144,708
Discover Financial Services	395	22,760
E*TRADE Financial Corp. (a)	2,893	86,645
Franklin Resources, Inc.	1,548	75,899
The Goldman Sachs Group, Inc.	2,878	600,898
IntercontinentalExchange, Inc.	582	130,141
Invesco Ltd.	2,123	79,591
JP Morgan Chase & Co.	22,865	1,549,332
Legg Mason, Inc.	247	12,728
Morgan Stanley	10,996	426,535
The NASDAQ OMX Group, Inc.	722	35,241
Navient Corp.	14,418	262,552

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	1,186	$92,188

		5,162,929

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. (a)	2,800	115,360

Insurance — 3.1%
ACE Ltd.	2,830	287,755
Aflac, Inc.	2,945	183,179
The Allstate Corp.	2,386	154,780
American International Group, Inc.	11,211	693,064
Aon PLC	1,636	163,077
Assurant, Inc.	10	670
Berkshire Hathaway, Inc. Class B (a)	11,683	1,590,173
The Chubb Corp.	1,664	158,313
Cincinnati Financial Corp.	524	26,294
Genworth Financial, Inc. Class A (a)	55	416
The Hartford Financial Services Group, Inc.	6,790	282,260
Lincoln National Corp.	2,258	133,719
Loews Corp.	434	16,713
Marsh & McLennan Cos., Inc.	1,230	69,741
MetLife, Inc.	8,829	494,336
Principal Financial Group, Inc.	3,535	181,310
The Progressive Corp.	3,734	103,917
Prudential Financial, Inc.	1,635	143,095
Torchmark Corp.	1,980	115,276
The Travelers Cos., Inc.	1,603	154,946
Unum Group	4,235	151,401
XL Group PLC	5,697	211,928

		5,316,363

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	3,626

Real Estate Investment Trusts (REITS) — 0.6%
American Realty Capital Properties, Inc.	5,800	47,154
American Tower Corp.	198	18,471
Apartment Investment & Management Co. Class A	2,864	105,768
AvalonBay Communities, Inc.	834	133,332
Boston Properties, Inc.	317	38,370
Communications Sales & Leasing, Inc. (a)	800	19,776
Crown Castle International Corp.	200	16,060
Equity Residential	901	63,223
General Growth Properties, Inc.	3,900	100,074
HCP, Inc.	976	35,595
Health Care REIT, Inc.	1,574	103,302
Host Hotels & Resorts, Inc.	930	18,442
Iron Mountain, Inc.	73	2,263
Kimco Realty Corp.	1,410	31,781
The Macerich Co.	400	29,840
Plum Creek Timber Co., Inc.	73	2,962

	Number of Shares	Value
Prologis, Inc.	2,816	$104,474
Public Storage	27	4,978
Simon Property Group, Inc.	564	97,583
Ventas, Inc.	36	2,235
Vornado Realty Trust	165	15,663
Weyerhaeuser Co.	77	2,425

		993,771

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	35	346
People’s United Financial, Inc.	1,059	17,166

		17,512

		15,413,801

Industrial — 4.7%
Aerospace & Defense — 1.2%
The Boeing Co.	2,936	407,282
General Dynamics Corp.	3,308	468,710
KLX, Inc. (a)	2,500	110,325
L-3 Communications Holdings, Inc.	594	67,348
Lockheed Martin Corp.	421	78,264
Northrop Grumman Corp.	1,293	205,109
Raytheon Co.	1,256	120,174
Rockwell Collins, Inc.	457	42,204
United Technologies Corp.	3,982	441,723

		1,941,139

Building Materials — 0.1%
Masco Corp.	6,694	178,529

Electrical Components & Equipment — 0.0%
Emerson Electric Co.	743	41,184

Electronics — 0.5%
Agilent Technologies, Inc.	873	33,680
Allegion PLC	4,400	264,616
Amphenol Corp. Class A	72	4,174
FLIR Systems, Inc.	35	1,079
Garmin Ltd.	400	17,572
Keysight Technologies, Inc. (a)	3,100	96,689
Knowles Corp. (a)	12,600	228,060
PerkinElmer, Inc.	24	1,263
TE Connectivity Ltd.	1,000	64,300
Waters Corp. (a)	430	55,204

		766,637

Engineering & Construction — 0.0%
Fluor Corp.	347	18,394
Jacobs Engineering Group, Inc. (a)	324	13,161

		31,555

Environmental Controls — 0.2%
Republic Services, Inc.	87	3,408
Stericycle, Inc. (a)	87	11,650
Waste Management, Inc.	6,645	307,996

		323,054

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	$13,536
Stanley Black & Decker, Inc.	242	25,468

		39,004

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	4,350	368,967
Hyster-Yale Materials Handling, Inc.	700	48,496
Ingersoll-Rand PLC	1,200	80,904

		498,367

Machinery – Diversified — 0.4%
Cummins, Inc.	823	107,969
Deere & Co.	2,581	250,486
Flowserve Corp.	891	46,920
Rockwell Automation, Inc.	446	55,590
Roper Technologies, Inc.	1,554	268,003
Xylem, Inc.	701	25,986

		754,954

Manufacturing — 1.1%
3M Co.	1,725	266,167
Danaher Corp.	672	57,516
Dover Corp.	703	49,337
Eaton Corp. PLC	482	32,530
General Electric Co.	37,386	993,346
Honeywell International, Inc.	75	7,648
Illinois Tool Works, Inc.	3,460	317,593
Leggett & Platt, Inc.	495	24,097
Pall Corp.	61	7,591
Parker Hannifin Corp.	490	57,002
Pentair PLC	1,019	70,056
Textron, Inc.	985	43,961

		1,926,844

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	1,799

Miscellaneous – Manufacturing — 0.1%
Hexcel Corp.	2,100	104,454

Packaging & Containers — 0.4%
Ball Corp.	3,120	218,868
Owens-Illinois, Inc. (a)	2,522	57,855
Sealed Air Corp.	6,747	346,661

		623,384

Transportation — 0.4%
American ExpressNorfolk Southern Corp.	83	7,251
C.H. Robinson Worldwide, Inc.	2,254	140,627
CSX Corp.	73	2,384
Expeditors International of Washington, Inc.	84	3,873
FedEx Corp.	826	140,751

	Number of Shares	Value
Ryder System, Inc.	1,174	$102,572
Union Pacific Corp.	1,390	132,564
United Parcel Service, Inc. Class B	2,385	231,130

		761,152

		7,992,056

Technology — 8.7%
Computers — 4.5%
Accenture PLC Class A	4,000	387,120
Apple, Inc.	35,196	4,414,458
Cognizant Technology Solutions Corp. Class A (a)	18	1,100
Computer Sciences Corp.	4,775	313,431
EMC Corp.	13,253	349,747
Hewlett-Packard Co.	12,463	374,015
International Business Machines Corp.	4,800	780,768
NetApp, Inc.	4,109	129,680
SanDisk Corp.	1,910	111,200
Science Applications International Corp.	1,000	52,850
Seagate Technology PLC	4,300	204,250
Teradata Corp. (a)	7,898	292,226
Western Digital Corp.	1,241	97,319

		7,508,164

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	15,099	314,210
Xerox Corp.	7,573	80,577

		394,787

Semiconductors — 1.1%
Altera Corp.	1,197	61,286
Analog Devices, Inc.	1,459	93,646
Applied Materials, Inc.	567	10,898
Avago Technologies Ltd.	600	79,758
Broadcom Corp. Class A	24	1,236
Intel Corp.	22,211	675,547
KLA-Tencor Corp.	98	5,509
Lam Research Corp.	4,163	338,660
Linear Technology Corp.	381	16,852
Microchip Technology, Inc.	1,024	48,563
Micron Technology, Inc. (a)	8,933	168,298
NVIDIA Corp.	1,285	25,841
Skyworks Solutions, Inc.	890	92,649
Texas Instruments, Inc.	3,345	172,301
Xilinx, Inc.	1,561	68,934

		1,859,978

Software — 2.9%
Adobe Systems, Inc. (a)	1,005	81,415
Autodesk, Inc. (a)	1,247	62,444
CA, Inc.	9,485	277,816
CDK Global, Inc.	7,800	421,044

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	200	$13,812
Citrix Systems, Inc. (a)	1,145	80,333
The Dun & Bradstreet Corp.	1,329	162,138
Electronic Arts, Inc. (a)	2,586	171,969
Fidelity National Information Services, Inc.	1,160	71,688
Fiserv, Inc. (a)	994	82,333
Intuit, Inc.	1,249	125,862
Microsoft Corp.	58,141	2,566,925
Oracle Corp.	16,688	672,526
Red Hat, Inc. (a)	524	39,787
Salesforce.com, Inc. (a)	80	5,570

		4,835,662

		14,598,591

Utilities — 1.2%
Electric — 1.2%
The AES Corp.	19,977	264,895
Ameren Corp.	972	36,625
American Electric Power Co., Inc.	1,696	89,837
CenterPoint Energy, Inc.	1,535	29,211
CMS Energy Corp.	1,110	35,342
Consolidated Edison, Inc.	609	35,249
Dominion Resources, Inc.	362	24,207
DTE Energy Co.	612	45,680
Duke Energy Corp.	586	41,383
Edison International	1,534	85,260
Entergy Corp.	3,711	261,625
Eversource Energy	622	28,245
Exelon Corp.	1,523	47,853
FirstEnergy Corp.	766	24,933
NextEra Energy, Inc.	836	81,953
NRG Energy, Inc.	1,720	39,354
Pepco Holdings, Inc.	4,098	110,400
PG&E Corp.	2,323	114,059
Pinnacle West Capital Corp.	250	14,222
PPL Corp.	3,384	99,726
Public Service Enterprise Group, Inc.	8,009	314,594
SCANA Corp.	772	39,102
The Southern Co.	734	30,755
Talen Energy Corp. (a)	422	7,242
TECO Energy, Inc.	98	1,731
WEC Energy Group, Inc.	365	16,405
Xcel Energy, Inc.	1,145	36,846

		1,956,734

Gas — 0.0%
AGL Resources, Inc.	516	24,025
NiSource, Inc.	172	7,842
Sempra Energy	182	18,007

		49,874

		2,006,608

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $88,006,145)		$93,137,284

PREFERRED STOCK — 0.3%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Allergan PLC 5.500%	105	109,471

Energy — 0.1%
Anadarko Petroleum Corp. 7.500%	2,600	131,066
Southwestern Energy Co. 6.250%	1,200	59,244

		190,310

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100% VRN	5,000	125,350

TOTAL PREFERRED STOCK (Cost $421,316)		425,131

TOTAL EQUITIES (Cost $88,427,461)		93,562,415

	Principal Amount
BONDS & NOTES — 31.7%

CORPORATE DEBT — 15.8%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$20,000	21,808
WPP Finance 2010 5.625% 11/15/43	56,000	60,437

		82,245

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	70,000	72,241
Harris Corp. 3.832% 4/27/25	45,000	43,743
United Technologies Corp. 6.125% 7/15/38	15,000	18,292

		134,276

Agriculture — 0.1%
Altria Group, Inc. 4.250% 8/09/42	20,000	17,750
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,334
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,135
Reynolds American, Inc. 2.300% 6/12/18	45,000	45,336
Reynolds American, Inc. 3.250% 6/12/20	30,000	30,387

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc. 5.850% 8/15/45	$30,000	$31,467

		177,409

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	24,267	24,267
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	14,309	14,523
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	30,000	30,300

		69,090

Auto Manufacturers — 0.1%
General Motors Co. 5.200% 4/01/45	60,000	59,426
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,312

		99,738

Banks — 1.4%
Associated Banc-Corp. 2.750% 11/15/19	110,000	110,129
Associated Banc-Corp. 4.250% 1/15/25	175,000	172,417
Associated Banc-Corp. 5.125% 3/28/16	75,000	77,247
Bank of America Corp. 3.950% 4/21/25	295,000	284,141
Bank of America Corp. 4.000% 4/01/24	75,000	76,318
Bank of America Corp. 5.650% 5/01/18	60,000	65,910
Bank of America Corp. 5.875% 2/07/42	40,000	46,131
Compass Bank 3.875% 4/10/25	280,000	263,607
Credit Suisse AG 5.400% 1/14/20	70,000	77,397
Discover Bank 2.000% 2/21/18	45,000	44,890
First Horizon National Corp. 5.375% 12/15/15	129,000	130,978
FirstMerit Corp. 4.350% 2/04/23	15,000	15,502
ICICI Bank Ltd. (b) 4.700% 2/21/18	200,000	210,446
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	61,326
Itau Unibanco Holding SA (b) 2.850% 5/26/18	200,000	198,400

	Principal Amount	Value
JP Morgan Chase & Co. 3.375% 5/01/23	$10,000	$9,710
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	49,195
Morgan Stanley 3.950% 4/23/27	40,000	37,715
Regions Financial Corp. 7.500% 5/15/18	30,000	34,435
Santander Holdings USA, Inc. 2.650% 4/17/20	85,000	83,564
State Street Corp. 3.300% 12/16/24	85,000	84,852
SVB Financial Group 3.500% 1/29/25	135,000	130,078
SVB Financial Group 5.375% 9/15/20	15,000	16,715
Valley National Bancorp 5.125% 9/27/23	50,000	53,021
Wells Fargo & Co. 4.480% 1/16/24	70,000	73,692

		2,407,816

Beverages — 0.1%
Pernod Ricard SA (b) 2.950% 1/15/17	150,000	153,279

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	46,213

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	58,641
Lafarge SA 6.500% 7/15/16	45,000	47,138
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	50,000	49,791
Masco Corp. 4.450% 4/01/25	140,000	140,350
Owens Corning, Inc. 4.200% 12/01/24	50,000	49,078
Owens Corning, Inc. 6.500% 12/01/16	3,000	3,190
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,928

		360,116

Chemicals — 0.6%
Ashland, Inc. 4.750% 8/15/22	385,000	377,781
Ashland, Inc. 6.875% 5/15/43	105,000	106,575
Cabot Corp. 5.000% 10/01/16	75,000	78,519

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cytec Industries, Inc. 8.950% 7/01/17	$7,000	$7,858
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,288
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,611
Ecolab, Inc. 4.350% 12/08/21	15,000	16,183
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	27,684
Incitec Pivot Ltd. (b) 4.000% 12/07/15	113,000	114,239
Methanex Corp. 5.250% 3/01/22	5,000	5,349
Rockwood Specialties Group, Inc. 4.625% 10/15/20	155,000	161,394
RPM International, Inc. 3.450% 11/15/22	50,000	48,225
RPM International, Inc. 6.125% 10/15/19	50,000	56,251
RPM International, Inc. 6.500% 2/15/18	20,000	22,106
Valspar Corp. 7.250% 6/15/19	25,000	28,918

		1,074,981

Commercial Services — 0.5%
The ADT Corp. 2.250% 7/15/17	65,000	64,363
Cardtronics, Inc., Convertible 1.000% 12/01/20	50,000	49,063
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,300
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	42,591
Leidos Holdings, Inc. 4.450% 12/01/20	190,000	190,682
McGraw Hill Financial, Inc. (b) 4.000% 6/15/25	75,000	74,926
Verisk Analytics, Inc. 4.000% 6/15/25	105,000	102,827
The Western Union Co. 5.930% 10/01/16	290,000	304,477

		844,229

Computers — 0.1%
SanDisk Corp., Convertible 0.500% 10/15/20	91,000	88,213

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	30,000	28,950
The Procter & Gamble Co. 5.800% 8/15/34	10,000	12,383

		41,333

	Principal Amount	Value
Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	$15,000	$15,330
Ingram Micro, Inc. 4.950% 12/15/24	115,000	117,546

		132,876

Diversified Financial — 1.7%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	180,000	180,900
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	67,791
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	52,551
Air Lease Corp. 3.375% 1/15/19	90,000	91,687
Air Lease Corp. 3.875% 4/01/21	60,000	60,600
Air Lease Corp. 5.625% 4/01/17	15,000	15,900
Ally Financial, Inc. 4.625% 5/19/22	90,000	88,875
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	81,798
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	67,970
Citigroup, Inc. 3.875% 3/26/25	455,000	435,847
Citigroup, Inc. 5.375% 8/09/20	50,000	55,901
Citigroup, Inc. 5.500% 2/15/17	115,000	122,180
Citigroup, Inc. 5.875% 5/29/37	5,000	5,597
Citigroup, Inc. 5.875% 1/30/42	20,000	23,397
Citigroup, Inc. 8.125% 7/15/39	15,000	21,530
Citigroup, Inc. 8.500% 5/22/19	30,000	36,591
Eaton Vance Corp. 3.625% 6/15/23	21,000	21,005
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,409
General Electric Capital Corp. 6.000% 8/07/19	30,000	34,293
General Electric Capital Corp. 6.875% 1/10/39	55,000	73,847
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	50,108
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	37,062
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	45,499

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.150% 4/01/18	$20,000	$22,238
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	23,197
HSBC Finance Corp. 6.676% 1/15/21	30,000	34,707
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,037
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,709
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	236,469
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,275
International Lease Finance Corp. 8.750% 3/15/17	20,000	21,882
Janus Capital Group, Inc. 6.700% 6/15/17	75,000	81,621
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	42,867
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	77,159
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	107,707
Lazard Group LLC 4.250% 11/14/20	150,000	157,719
Lazard Group LLC 6.850% 6/15/17	13,000	14,201
Legg Mason, Inc. 5.625% 1/15/44	35,000	37,343
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	26,630
Morgan Stanley 3.800% 4/29/16	30,000	30,660
Morgan Stanley 4.350% 9/08/26	30,000	29,396
Morgan Stanley 5.450% 1/09/17	60,000	63,582
Morgan Stanley 5.625% 9/23/19	50,000	56,030
Morgan Stanley 5.750% 1/25/21	20,000	22,786
Stifel Financial Corp. 4.250% 7/18/24	30,000	29,642

		2,907,195

Electric — 1.0%
Appalachian Power Co. 3.400% 6/01/25	90,000	88,719
Berkshire Hathaway Energy 5.950% 5/15/37	70,000	80,992
CMS Energy Corp. 5.050% 2/15/18	80,000	86,582

	Principal Amount	Value
Commonwealth Edison Co. 3.700% 3/01/45	$75,000	$67,340
Entergy Louisiana LLC 4.950% 1/15/45	40,000	39,414
Florida Power & Light Co. 4.950% 6/01/35	25,000	27,436
IPALCO Enterprises, Inc. (b) 3.450% 7/15/20	200,000	199,000
Kansas Gas & Electric Co. 5.647% 3/29/21	43,044	43,474
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	65,075
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	49,872
National Fuel Gas Co. 3.750% 3/01/23	20,000	18,544
Nevada Power Co. Series N 6.650% 4/01/36	20,000	25,777
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	33,520
NiSource Finance Corp. 4.800% 2/15/44	45,000	45,884
NiSource Finance Corp. 5.800% 2/01/42	40,000	46,599
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,786
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	21,092
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	28,921
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	69,821
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,964
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	47,287
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,304
Puget Energy, Inc. (b) 3.650% 5/15/25	85,000	83,193
Puget Energy, Inc. 6.500% 12/15/20	59,000	69,069
Puget Sound Energy, Inc. 4.300% 5/20/45	155,000	154,132
Southern California Edison Co. 5.950% 2/01/38	20,000	24,330
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	45,000	44,667
Transelec SA (b) 4.625% 7/26/23	25,000	25,714
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	30,412	32,249

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virginia Electric and Power Co. 6.350% 11/30/37	$30,000	$38,261
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	53,752

		1,637,770

Electronics — 0.2%
Amphenol Corp. 2.550% 1/30/19	50,000	50,649
Amphenol Corp. 4.000% 2/01/22	20,000	20,630
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	59,062
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	50,583
Avnet, Inc. 4.875% 12/01/22	23,000	23,946
Flextronics International Ltd. (b) 4.750% 6/15/25	65,000	64,493
Jabil Circuit, Inc. 8.250% 3/15/18	20,000	22,650

		292,013

Environmental Controls — 0.1%
Republic Services, Inc. 3.200% 3/15/25	125,000	120,226
Republic Services, Inc. 3.800% 5/15/18	30,000	31,560
Republic Services, Inc. 5.250% 11/15/21	5,000	5,603

		157,389

Foods — 0.4%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	32,521
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	15,940
ConAgra Foods, Inc. 7.000% 4/15/19	32,000	36,548
Ingredion Inc 1.800% 9/25/17	150,000	149,925
JBS Investments GmbH (b) 7.750% 10/28/20	265,000	288,187
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,335
Tyson Foods, Inc. 2.650% 8/15/19	15,000	15,099
Tyson Foods, Inc. 3.950% 8/15/24	30,000	30,220
Tyson Foods, Inc. 4.875% 8/15/34	25,000	25,156
Tyson Foods, Inc. 6.600% 4/01/16	45,000	46,720
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	15,000	15,213

		672,864

	Principal Amount	Value
Forest Products & Paper — 0.2%
International Paper Co. 4.750% 2/15/22	$20,000	$21,649
International Paper Co. 7.300% 11/15/39	25,000	30,597
International Paper Co. 9.375% 5/15/19	15,000	18,562
The Mead Corp. 7.550% 3/01/47	50,000	58,885
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	272,850

		402,543

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	10,036
The Laclede Group, Inc. 4.700% 8/15/44	70,000	69,711

		79,747

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	35,000	39,633
Johnson & Johnson 5.850% 7/15/38	10,000	12,695
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	115,000	111,112
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	145,000	133,002

		296,442

Health Care – Services — 0.1%
Cigna Corp. 5.125% 6/15/20	20,000	22,425
Howard Hughes Medical Institute 3.500% 9/01/23	35,000	36,048
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,187
Laboratory Corp. of America Holdings 3.600% 2/01/25	35,000	33,474
Roche Holdings, Inc. (b) 6.000% 3/01/19	7,000	7,966
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,979
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	59,191

		181,270

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	50,766

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	286,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	$20,000	$20,117
Whirlpool Corp. 5.150% 3/01/43	10,000	10,248

		30,365

Household Products — 0.1%
Jarden Corp., Convertible 1.500% 6/15/19	65,000	90,269

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,139

Insurance — 1.1%
The Allstate Corp. 5.550% 5/09/35	30,000	35,432
The Allstate Corp. VRN 5.750% 8/15/53	70,000	73,938
The Allstate Corp. 7.450% 5/16/19	5,000	5,975
Arch Capital Group US, Inc. 5.144% 11/01/43	40,000	40,874
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	19,967
Brown & Brown, Inc. 4.200% 9/15/24	70,000	69,096
The Chubb Corp. VRN 6.375% 3/29/67	102,000	106,998
CNA Financial Corp. 3.950% 5/15/24	40,000	39,728
CNA Financial Corp. 7.350% 11/15/19	40,000	47,281
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	60,900
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	73,166
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	60,000	67,425
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	21,597
Lincoln National Corp. 8.750% 7/01/19	50,000	61,302
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	49,742
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	56,747
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	87,920
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,509
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	36,932

	Principal Amount	Value
The Progressive Corp. VRN 6.700% 6/15/37	$75,000	$78,187
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,347
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	64,383
Prudential Financial, Inc. VRN 5.375% 5/15/45	60,000	59,175
Prudential Financial, Inc. VRN 5.625% 6/15/43	45,000	46,643
Prudential Financial, Inc. 6.200% 11/15/40	15,000	17,586
Prudential Financial, Inc. VRN 8.875% 6/15/38	55,000	64,350
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,138
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	58,368
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	43,841
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	51,843
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	31,370
USF&G Capital I (b) 8.500% 12/15/45	35,000	49,424
Voya Financial, Inc. 5.500% 7/15/22	30,000	33,685
Voya Financial, Inc. VRN 5.650% 5/15/53	45,000	45,956
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,102
Willis Group Holdings PLC 5.750% 3/15/21	55,000	61,701
Willis North America, Inc. 7.000% 9/29/19	21,000	23,928
XLIT Ltd. 4.450% 3/31/25	40,000	39,650

		1,794,206

Internet — 0.3%
Expedia, Inc. 4.500% 8/15/24	210,000	211,811
Expedia, Inc. 7.456% 8/15/18	90,000	103,356
LinkedIn Corp., Convertible (b) 0.500% 11/01/19	55,000	55,172
Tencent Holdings Ltd. (b) 2.875% 2/11/20	55,000	54,925

		425,264

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	132,143

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FS Investment Corp. 4.000% 7/15/19	$90,000	$91,455
Glencore Finance Canada. (b) 2.050% 10/23/15	50,000	50,128
Glencore Finance Canada. (b) 5.800% 11/15/16	45,000	47,365

		321,091

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	29,375
ArcelorMittal 4.500% 8/05/15	141,000	141,044
ArcelorMittal 5.125% 6/01/20	80,000	81,100
ArcelorMittal 6.000% 8/05/20	60,000	62,700
ArcelorMittal 6.125% 6/01/18	11,000	11,715
Commercial Metals Co. 6.500% 7/15/17	30,000	31,575
Glencore Funding LLC (b) 2.875% 4/16/20	150,000	147,026
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	29,512
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	57,894
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	59,842

		651,783

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,209

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	59,263
Marriott International, Inc. 3.375% 10/15/20	50,000	51,430
Marriott International, Inc. 5.810% 11/10/15	15,000	15,252
Marriott International, Inc. 6.200% 6/15/16	110,000	115,122
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,594

		246,661

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	24,906
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	48,500
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,000

	Principal Amount	Value
CNH Industrial Capital LLC 3.875% 11/01/15	$70,000	$70,175
CNH Industrial Capital LLC 6.250% 11/01/16	45,000	46,688
Xylem, Inc. 4.875% 10/01/21	20,000	21,666

		236,935

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	25,000	24,983
General Electric Co. 4.125% 10/09/42	50,000	48,108
Harsco Corp 2.700% 10/15/15	246,000	246,000
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	45,476
SPX Corp. 6.875% 9/01/17	45,000	48,488
Tyco Electronics Group SA 6.550% 10/01/17	40,000	44,383

		457,438

Media — 0.1%
21st Century Fox America, Inc. 6.900% 8/15/39	25,000	31,269
CBS Corp. 7.875% 7/30/30	40,000	52,011
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,209
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	26,691
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,761
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	11,877
Time Warner, Inc. 4.700% 1/15/21	35,000	37,821
Time Warner, Inc. 6.100% 7/15/40	25,000	28,116
Time Warner, Inc. 6.250% 3/29/41	5,000	5,721

		211,476

Mining — 0.2%
Freeport-McMoRan, Inc. 2.375% 3/15/18	20,000	19,847
Freeport-McMoRan, Inc. 4.000% 11/14/21	190,000	186,575
Freeport-McMoRan, Inc. 5.450% 3/15/43	30,000	25,046
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	62,413
Vale Overseas Ltd. 6.250% 1/23/17	65,000	68,743

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/10/39	$15,000	$14,436

		377,060

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	65,558
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	25,453
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,300
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,479

		102,790

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	56,059

Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	34,616
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	8,675
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	85,275
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	174,344
Devon Energy Corp. 5.600% 7/15/41	40,000	41,878
Ensco PLC 5.200% 3/15/25	95,000	94,056
Helmerich & Payne International Drilling Co. (b) 4.650% 3/15/25	45,000	46,453
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	39,910
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,275
Petrobras Global Finance BV 2.000% 5/20/16	35,000	34,586
Petrobras Global Finance BV 3.000% 1/15/19	20,000	18,483
Petrobras Global Finance BV 3.250% 3/17/17	175,000	172,569
Petrobras Global Finance BV 5.375% 1/27/21	50,000	48,090
Petrobras International Finance Co. 3.875% 1/27/16	59,000	59,252
Petrobras International Finance Co. 6.750% 1/27/41	20,000	17,515
Petroleos Mexicanos 3.125% 1/23/19	10,000	10,095
Petroleos Mexicanos 5.500% 1/21/21	60,000	65,070

	Principal Amount	Value
Petroleos Mexicanos 6.375% 1/23/45	$15,000	$15,394
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	52,253
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	58,829
Rowan Cos., Inc. 4.750% 1/15/24	105,000	100,340
Rowan Cos., Inc. 4.875% 6/01/22	134,000	133,092
Rowan Cos., Inc. 5.000% 9/01/17	40,000	41,275
Southwestern Energy Co. 4.050% 1/23/20	85,000	87,354
Southwestern Energy Co. 4.950% 1/23/25	50,000	50,515
Transocean, Inc. 4.950% 11/15/15	57,000	57,784
Transocean, Inc. 5.550% 12/15/16	40,000	41,399
Transocean, Inc. 6.000% 3/15/18	96,000	96,960
Whiting Petroleum Corp., Convertible (b) 1.250% 4/01/20	45,000	49,163

		1,740,500

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	95,000	77,544
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	32,000	28,480
SESI LLC 6.375% 5/01/19	25,000	25,425
Superior Energy Services, Inc. 7.125% 12/15/21	187,000	198,220
Weatherford International Ltd. 4.500% 4/15/22	25,000	23,477
Weatherford International Ltd. 5.125% 9/15/20	138,000	140,623
Weatherford International Ltd. 5.950% 4/15/42	45,000	38,038

		531,807

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,561

Pharmaceuticals — 0.8%
AbbVie, Inc. 2.500% 5/14/20	160,000	158,359
AbbVie, Inc. 3.600% 5/14/25	100,000	98,839
AbbVie, Inc. 4.700% 5/14/45	155,000	152,463

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Actavis Funding SCS 3.000% 3/12/20	$75,000	$75,170
Actavis Funding SCS 3.800% 3/15/25	105,000	103,144
Actavis Funding SCS 4.750% 3/15/45	45,000	42,842
Baxalta, Inc. (b) 3.600% 6/23/22	25,000	24,985
Baxalta, Inc. (b) 4.000% 6/23/25	70,000	69,479
Baxalta, Inc. (b) 5.250% 6/23/45	35,000	35,191
Cardinal Health, Inc. 3.750% 9/15/25	105,000	104,463
McKesson Corp. 1.292% 3/10/17	20,000	19,971
McKesson Corp. 2.284% 3/15/19	20,000	19,994
McKesson Corp. 3.796% 3/15/24	15,000	15,172
McKesson Corp. 4.750% 3/01/21	30,000	32,938
McKesson Corp. 4.883% 3/15/44	10,000	9,938
McKesson Corp. 6.000% 3/01/41	30,000	34,482
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	12,214
Mylan, Inc. (b) 7.875% 7/15/20	225,000	234,388
Pfizer, Inc. 7.200% 3/15/39	35,000	48,275

		1,292,307

Pipelines — 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	41,474
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	98,531
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	26,867
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	22,712
Energy Transfer Partners LP FRN 3.296% 11/01/66	50,000	42,500
Energy Transfer Partners LP 4.050% 3/15/25	105,000	99,014
Energy Transfer Partners LP 4.150% 10/01/20	45,000	46,249
Energy Transfer Partners LP 4.750% 1/15/26	130,000	128,652
Energy Transfer Partners LP 4.900% 3/15/35	60,000	54,139

	Principal Amount	Value
Enterprise Products Operating LLC 3.700% 2/15/26	$85,000	$82,302
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,305
Kinder Morgan Energy Partners LP 4.100% 11/15/15	25,000	25,260
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	26,624
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	25,783
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,373
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	37,920
Kinder Morgan, Inc. 4.300% 6/01/25	105,000	101,366
Magellan Midstream Partners LP 5.150% 10/15/43	110,000	111,239
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	80,000	78,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	135,000	131,963
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	58,578
Williams Partners LP 5.250% 3/15/20	75,000	81,520
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	145,000	143,030

		1,494,801

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp. 3.400% 2/15/19	40,000	40,933
American Tower Corp. 3.450% 9/15/21	100,000	99,518
American Tower Corp. 4.500% 1/15/18	60,000	63,491
ARC Properties Operating Partnership LP 2.000% 2/06/17	55,000	53,350
ARC Properties Operating Partnership LP 3.000% 2/06/19	25,000	23,719
Boston Properties LP 3.700% 11/15/18	20,000	21,072
Boston Properties LP 4.125% 5/15/21	30,000	31,872
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	42,637
DDR Corp. 4.750% 4/15/18	15,000	16,004
DDR Corp. 7.875% 9/01/20	115,000	140,776

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Realty LP 8.250% 8/15/19	$50,000	$60,610
ERP Operating LP 4.625% 12/15/21	15,000	16,363
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,454
HCP, Inc. 2.625% 2/01/20	35,000	34,647
Highwoods Realty LP 5.850% 3/15/17	100,000	106,759
Host Hotels & Resorts LP 4.000% 6/15/25	70,000	69,480
Liberty Property LP 3.750% 4/01/25	45,000	43,563
ProLogis LP 2.750% 2/15/19	15,000	15,216
Weingarten Realty Investors 3.850% 6/01/25	15,000	14,707

		906,171

Retail — 0.5%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	35,000	34,746
CVS Health Corp. 6.125% 9/15/39	10,000	11,814
CVS Pass-Through Trust (b) 5.926% 1/10/34	54,968	63,078
Dollar General Corp. 3.250% 4/15/23	140,000	133,385
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	200,000	195,500
The Home Depot, Inc. 5.950% 4/01/41	30,000	36,519
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	23,289
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,816
QVC, Inc. 3.125% 4/01/19	35,000	34,765
QVC, Inc. 4.375% 3/15/23	25,000	24,572
QVC, Inc. 4.450% 2/15/25	45,000	43,422
QVC, Inc. 5.125% 7/02/22	10,000	10,298
Tiffany & Co. 4.900% 10/01/44	40,000	38,184
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	47,207
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,033
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	125,000	122,422

		888,050

	Principal Amount	Value
Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	$33,000	$33,037
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	54,383
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	30,255

		117,675

Semiconductors — 0.3%
KLA-Tencor Corp. 4.650% 11/01/24	85,000	84,954
Lam Research Corp. 2.750% 3/15/20	85,000	84,418
Lam Research Corp. 3.800% 3/15/25	75,000	72,998
Microchip Technology, Inc., Convertible (b) 1.625% 2/15/25	78,000	78,683
Micron Technology, Inc., Convertible 2.125% 2/15/33	44,000	78,925
Micron Technology, Inc., Convertible 3.000% 11/15/43	19,000	17,159
ON Semiconductor Corp., Convertible (b) 1.000% 12/01/20	30,000	29,681
QUALCOMM, Inc. 3.000% 5/20/22	5,000	4,966
QUALCOMM, Inc. 3.450% 5/20/25	105,000	102,321

		554,105

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,002
CA, Inc. 2.875% 8/15/18	25,000	25,501
CA, Inc. 5.375% 12/01/19	40,000	44,527
Citrix Systems, Inc., Convertible 0.500% 4/15/19	80,000	84,500

		180,530

Telecommunications — 0.4%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,674
America Movil SAB de CV 6.125% 3/30/40	30,000	34,738
AT&T, Inc. 4.750% 5/15/46	65,000	59,148
British Telecom PLC 9.625% 12/15/30	15,000	22,262
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,575
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,062

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cisco Systems, Inc. 5.500% 1/15/40	$10,000	$11,398
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	21,104
Embarq Corp. 7.082% 6/01/16	30,000	31,198
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,453
Sprint Communications, Inc. (b) 9.000% 11/15/18	95,000	107,280
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	33,172
Verizon Communications, Inc. 2.625% 2/21/20	57,000	56,872
Verizon Communications, Inc. 3.500% 11/01/24	65,000	63,223
Verizon Communications, Inc. 4.862% 8/21/46	55,000	51,475
Verizon Communications, Inc. 5.012% 8/21/54	41,000	37,621
Verizon Communications, Inc. 5.150% 9/15/23	50,000	54,742
Verizon Communications, Inc. 6.550% 9/15/43	42,000	49,130

		708,127

Transportation — 0.1%
Asciano Finance (b) 4.625% 9/23/20	20,000	21,213
Asciano Finance (b) 5.000% 4/07/18	55,000	58,944
Canadian National Railway Co. 6.375% 11/15/37	20,000	25,572
Con-way, Inc. 7.250% 1/15/18	10,000	11,153
CSX Corp. 7.250% 5/01/27	10,000	12,508
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	22,650
Ryder System, Inc. 2.550% 6/01/19	15,000	15,026
Ryder System, Inc. 2.650% 3/02/20	40,000	39,935
Union Pacific Corp. 4.000% 2/01/21	25,000	26,991

		233,992

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	30,114
GATX Corp. 3.900% 3/30/23	20,000	20,224
GATX Corp. 4.750% 6/15/22	30,000	31,884

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	$65,000	$64,380

		146,602

TOTAL CORPORATE DEBT (Cost $26,151,046)		26,553,786

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	156,719
San Diego County Regional Airport Authority 5.594% 7/01/43	200,000	215,334
State of California 5.950% 4/01/16	35,000	36,375
State of California BAB 7.550% 4/01/39	25,000	36,139
State of California BAB 7.600% 11/01/40	85,000	124,200
State of Illinois 5.365% 3/01/17	100,000	104,375

		673,142

TOTAL MUNICIPAL OBLIGATIONS (Cost $648,840)		673,142

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.687% 10/20/20	50,000	50,001

Automobile ABS — 0.2%
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	95,440	102,710
CPS Auto Trust, Series 2014-C, Class A (b) 1.310% 2/15/19	72,791	72,691
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	29,172	29,249
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	75,000	75,106
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	13,862	13,870
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	28,197	28,290

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.470% 12/15/20	$50,000	$49,998
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	37,804	37,769

		409,683

Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/51	52,474	56,438
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.003% 2/10/51	45,000	48,419
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.430% 2/10/51	59,826	65,302
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.473% 2/10/51	50,000	54,731
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	75,000	75,175
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	78,349
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	52,454
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	105,000	111,307
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	40,000	42,718
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	120,000	129,762
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.940% 9/11/38	85,000	87,859
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	104,019	102,655
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,604

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	$77,000	$81,442
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	55,000	59,465
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C VRN 4.400% 5/10/48	35,000	33,617
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	50,000	53,580
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	83,000	88,968
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	106,613
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	73,968	74,314
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.013% 7/10/38	100,000	103,647
GS Mortgage Securities Corp., Trust, Series 2013 - NYC5 (b) 2.318% 1/10/30	100,000	101,469
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	95,290	99,250
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	65,000	68,586
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	60,000	62,921
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	64,766
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	109,429
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	42,067
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	60,000	63,455

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$31,203	$31,362
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.650% 3/12/44	60,000	60,920
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.460% 1/11/43	31,251	34,315
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	28,012	27,732
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.486% 8/15/39	40,997	41,251
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	73,416
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	70,000	70,536
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.498% 12/15/44	105,000	106,209
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	156,982
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.150% 2/15/51	34,466	36,253
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	50,000	53,668
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	64,454	66,093
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	93,825	94,362
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	42,129
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	54,009

		3,103,599

Home Equity ABS — 0.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	37,640	37,467
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.847% 11/25/35	27,269	26,927

	Principal Amount	Value
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.847% 6/25/35	$12,433	$12,360
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.862% 2/25/35	6,476	6,467
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.636% 4/28/39	27,128	26,758
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.387% 11/25/45	47,807	47,574
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.597% 12/25/33	189	189
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.617% 7/25/35	15,497	15,168
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.635% 8/25/35	11,513	11,481
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.647% 9/25/34	8,868	8,735
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.677% 12/25/35	1,658	1,657
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.477% 7/25/36	2,144	2,141
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.607% 5/25/36	39,580	38,838
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.617% 5/25/35	20,950	20,892
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.637% 7/25/35	40,146	39,891
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	18,556	18,069
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.617% 4/25/35	18,108	17,852
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	16,251	16,081
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.922% 7/25/35	7,628	7,618

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.967% 12/25/32	$6,131	$6,121
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.982% 2/25/35	44,861	44,199
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.012% 6/25/35	65,132	64,615
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.907% 3/25/35	75,000	73,855
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.921% 6/28/35	52,351	52,054
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.951% 6/28/35	100,000	91,473
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.937% 7/25/35	25,465	25,568
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.637% 8/25/35	18,905	18,892
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.557% 1/25/36	72,113	71,915
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.447% 9/25/35	21,985	21,898
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	17,223	17,109
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.937% 3/25/35	15,874	15,844
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.467% 1/25/37	36,415	36,350
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.907% 8/25/35	11,053	10,963

		907,021

Other ABS — 2.8%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	49,750	48,475
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.815% 7/20/26	250,000	249,772
ALM XIV Ltd., Series 2014-14A, Class A1 FRN (b) 1.709% 7/28/26	250,000	249,949

	Principal Amount	Value
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	$68,402	$68,530
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	91,224
Avery Point VI CLO Ltd., Series 2015-6A, Class A FRN (b) 1.830% 8/05/27	250,000	249,997
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	45,607	45,607
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.366% 8/18/21	26,472	26,332
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	89,527	90,014
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	59,850	60,104
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	71,669	72,006
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	96,625	100,548
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A FRN (b) 1.625% 4/18/26	250,000	248,973
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.725% 7/15/26	250,000	249,902
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	96,349	96,696
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	92,530	91,605
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.427% 4/25/25	250,000	247,038
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	57,272	57,638
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	42,038	42,112
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	43,458	43,723
LCM Ltd., Series 16A, Class A FRN (b) 1.775% 7/15/26	250,000	249,875

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.775% 7/20/26	$250,000	$250,077
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	87,200	87,419
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.132% 4/25/35	92,702	91,832
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	54,674	54,729
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	52,372	52,380
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.395% 4/20/25	200,000	197,778
RAAC, Series 2005-RP2, Class M1 FRN (b) 0.835% 6/25/35	5,429	5,426
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.696% 11/08/24	250,000	249,988
SBA Tower Trust, Series 2014-1A, Class C STEP (b) 2.898% 10/15/44	100,000	100,501
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	19,782	19,998
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	14,234	14,360
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	54,823	57,634
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1 FRN 0.637% 6/25/36	40,000	38,481
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	104,372	104,799
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	58,602	58,641
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	99,917	98,448
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	52,801	52,786
TAL Advantage LLC, Series 2006-1A FRN (b) 0.377% 4/20/21	33,333	33,290

	Principal Amount	Value
TAL Advantage LLC, Series 2010-1A, Class A (b) 3.250% 7/21/25	$127,083	$127,631
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	53,510	56,392
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	50,000	49,877
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	120,000	120,004
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	100,000	100,003
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	75,000	75,002

		4,777,596

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.412% 8/25/26	6,948	6,938
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	29,395	26,700
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.686% 1/25/47	35,000	29,750
College Loan Corp. Trust I, Series 2003-1, Class A6 FRN (b) 0.305% 3/01/42	100,000	97,814
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (b) 0.994% 3/01/42	50,000	48,000
College Loan Corp. Trust I, Series 2002-2, Class A29 FRN (b) 1.522% 3/01/42	50,000	48,660
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.427% 11/26/40	65,000	73,198
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.684% 6/15/43	50,000	49,981
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.686% 6/15/43	50,000	49,405
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	50,000	48,106
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1 FRN (b) 1.595% 8/01/43	50,000	47,077

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.681% 6/25/42	$16,076	$15,982
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.929% 12/01/31	97,248	97,271
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.577% 10/28/41	47,168	47,068
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.317% 11/27/28	62,422	61,919
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.337% 10/25/27	100,497	99,468
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.427% 11/27/28	47,875	46,936
Navient Student Loan Trust, Series 2015-3, Class B FRN 1.689% 10/25/58	40,000	35,438
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.496% 5/28/26	3,593	3,592
Securitized Asset Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN FRN 0.847% 10/25/35	53,439	53,067
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.497% 3/25/44	83,575	74,061
SLM Student Loan Trust, Series 2004-6, Class B FRN 0.657% 4/25/25	100,000	95,968
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.900% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.900% 6/17/30	50,000	50,000

		1,256,399

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	5,924	5,776
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.913% 9/25/33	2,062	1,908
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.523% 8/25/34	5,753	5,448
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.547% 7/25/35	426	425

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.404% 8/25/34	$20,786	$17,263
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	10,944	10,720
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.556% 7/25/33	1,613	1,597
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	2,726	2,567
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	75	78
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.513% 3/25/34	12,459	12,630
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.558% 4/25/44	29,560	29,031

		87,443

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	17,244	17,118
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.761% 6/25/32	8,338	7,971

		25,089

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,611,757)		10,616,831

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	46,320
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,988
Mexico Government International Bond 4.750% 3/08/44	91,000	86,450
Peruvian Government International Bond 6.550% 3/14/37	20,000	24,900
Poland Government International Bond 6.375% 7/15/19	50,000	57,775
Province of Quebec Canada 7.500% 9/15/29	20,000	28,939
Republic of Brazil International Bond 5.625% 1/07/41	65,000	62,075

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Turkey International Bond 4.875% 4/16/43	$19,000	$17,289
United Mexican States 5.125% 1/15/20	35,000	38,588
United Mexican States 6.750% 9/27/34	35,000	43,925

		416,249

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $408,598)		416,249

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.2%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	200,341	207,296
Series 4290, Class CA 3.500% 12/15/38	112,215	118,143
Series 2617, Class Z 5.500% 5/15/33	98,949	110,924
Series 2693, Class Z 5.500% 10/15/33	171,044	190,378
Series 3423, Class PB 5.500% 3/15/38	30,000	34,157
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	62,581	66,401
Series 2014-48, Class AB 4.000% 10/25/40	159,107	169,967
Series 2007-32, Class Z 5.500% 4/25/37	58,040	64,730
Series 2010-60, Class HJ 5.500% 5/25/40	34,560	38,399
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	50,622	55,355
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	40,737	45,137

		1,100,887

Pass-Through Securities — 7.6%
Federal Home Loan Mortgage Corp. Pool #G05253 5.000% 2/01/39	17,800	19,653
Pool #E85389 6.000% 9/01/16	2,577	2,640
Pool #G11431 6.000% 2/01/18	979	1,015
Pool #E85015 6.500% 8/01/16	794	814

	Principal Amount	Value
Pool #G00729 8.000% 6/01/27	$20,619	$24,724
Pool #554904 9.000% 3/01/17	46	48
Federal Home Loan Mortgage Corp. TBA Pool #2961 4.000% 2/01/42 (c)	875,000	925,244
Federal National Mortgage Association Pool #725692 2.307% 10/01/33 FRN	21,648	23,219
Pool #888586 2.372% 10/01/34 FRN	35,934	38,300
Pool #890564 3.000% 6/01/43	166,860	167,531
Pool #AB8527 3.500% 3/01/43	98,140	101,295
Pool #AR8708 3.500% 4/01/43	50,554	52,180
Pool #AT4050 3.500% 5/01/43	63,323	65,359
Pool #MA1463 3.500% 6/01/43	164,406	169,691
Pool #AB6261 4.000% 9/01/42	417,706	445,264
Pool #564594 7.000% 1/01/31	7,990	9,305
Pool #253795 7.000% 5/01/31	7,297	8,551
Pool #507061 7.500% 10/01/29	828	982
Pool #527761 7.500% 2/01/30	1,811	2,087
Pool #531196 7.500% 2/01/30	956	1,140
Pool #534119 7.500% 3/01/30	247	295
Pool #534420 7.500% 3/01/30	670	799
Pool #253183 7.500% 4/01/30	3,221	3,827
Pool #253265 7.500% 5/01/30	2,578	3,044
Pool #535248 8.000% 4/01/30	188	226
Pool #539460 8.000% 5/01/30	1,240	1,509
Pool #546988 8.000% 7/01/30	424	432
Pool #190317 8.000% 8/01/31	2,213	2,676
Federal National Mortgage Association TBA Pool #983 2.500% 7/01/42 (c)	1,125,000	1,079,473

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #515 3.000% 12/01/42 (c)	$2,409,000	$2,399,213
Pool #6447 4.000% 5/01/42 (c)	925,000	979,922
Government National Mortgage Association Pool #783896 3.500% 5/15/44	226,989	236,299
Pool #351528 7.000% 8/15/23	4,450	4,751
Pool #352049 7.000% 10/15/23	1,105	1,257
Pool #588012 7.000% 7/15/32	3,397	4,013
Pool #591581 7.000% 8/15/32	2,933	3,468
Pool #185306 7.500% 4/15/17	471	476
Pool #189371 7.500% 6/15/17	598	621
Government National Mortgage Association II Pool #82488 1.750% 3/20/40 FRN	33,891	35,176
Pool #82462 2.500% 1/20/40 FRN	29,914	31,015
Government National Mortgage Association II TBA Pool #24 3.000% 5/01/43 (c)	2,725,000	2,751,186
Pool #471 3.500% 6/01/43 (c)	800,000	830,312
Pool #1767 4.000% 1/01/43 (c)	1,675,000	1,775,107
Pool #1207 4.500% 2/01/41 (c)	500,000	539,648

		12,743,787

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $13,817,268)		13,844,674

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Bond 2.750% 8/15/42	100,000	93,063
U.S. Treasury Bond 3.000% 11/15/44	475,000	464,229
U.S. Treasury Bond 3.500% 2/15/39	205,000	220,887
U.S. Treasury Note 0.625% 5/31/17	300,000	299,988

	Principal Amount	Value
U.S. Treasury Note (d) 1.500% 11/30/19	$125,000	$125,010

		1,203,177

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,192,987)		1,203,177

TOTAL BONDS & NOTES (Cost $52,830,496)		53,307,859

	Number of Shares
MUTUAL FUNDS — 6.7%
Diversified Financial — 6.7%
iShares China Large-Cap ETF	1,300	59,930
iShares MSCI Australia Index Fund	2,600	54,678
iShares MSCI EAFE Index Fund	73,430	4,662,071
iShares MSCI France Index Fund	3,200	82,336
iShares MSCI Germany Index Fund	4,500	125,460
iShares MSCI Hong Kong Index Fund	1,700	38,352
iShares MSCI Italy Capped Index Fund	1,600	23,824
iShares MSCI Japan Index Fund	24,500	313,845
iShares MSCI Netherlands Investable Market Index Fund	2,700	69,363
iShares MSCI Philippines Investable Market Index Fund	1,200	46,200
iShares MSCI Singapore ETF	1,700	21,369
iShares MSCI South Africa ETF	1,000	65,440
iShares MSCI Spain Index Fund	1,500	50,325
iShares MSCI Sweden Index Fund	1,300	41,301
iShares MSCI Switzerland Capped Index Fund	4,100	134,275
iShares MSCI Thailand Capped Investable Market Index Fund	100	7,446
iShares MSCI Turkey Investable Market Index Fund	1,300	58,682
iShares MSCI United Kingdom ETF	11,000	200,750
Vanguard FTSE Developed Markets ETF	74,840	2,967,406
Vanguard MSCI Emerging Markets ETF	55,800	2,281,104

		11,304,157

TOTAL MUTUAL FUNDS (Cost $10,852,107)		11,304,157

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Safeway Casa Ley Contingent Value (a) (e)	3,821	3,859

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway PDC LLC Contingent Value (a) (e)	3,821	$191

		4,050

TOTAL RIGHTS (Cost $4,050)		4,050

TOTAL LONG-TERM INVESTMENTS (Cost $152,114,114)		158,178,481

	Principal Amount
SHORT-TERM INVESTMENTS — 13.1%
Commercial Paper — 8.3%
Bacardi USA, Inc. (b) 0.480% 7/01/15	$904,000	904,000
Bemis Co., Inc. (b) 0.410% 7/21/15	404,000	403,908
Canadian Natural Resources Ltd. (b) 0.540% 7/14/15	695,000	694,864
CenterPoint Energy, Inc. (b) 0.500% 7/23/15	596,000	595,818
Ecolab, Inc. (b) 0.510% 7/10/15	585,000	584,925
Encana Corp. (b) 0.530% 7/09/15	742,000	741,913
FMC Corp. (b) 0.480% 7/08/15	411,000	410,962
FMC Technologies, Inc. (b) 0.430% 7/27/15	996,000	995,691
Holcim US Finance SARL & Cie (b) 0.600% 7/20/15	1,042,000	1,041,670
Magellan Midstream Holdings LP (b) 0.440% 7/06/15	558,000	557,966
Mohawk Industries, Inc. (b) 0.450% 7/24/15	647,000	646,814
ONEOK Partners LP (b) 0.650% 7/07/15	709,000	708,923
Pall Corp. (b) 0.390% 7/01/15	1,000,000	1,000,000
Pentair Finance (b) 0.550% 7/15/15	489,000	488,895
Sempra Energy Holding (b) 0.460% 7/13/15	517,000	516,921
Spectra Energy Capital LLC (b) 0.440% 7/02/15	547,000	546,993
Spectra Energy Capital LLC (b) 0.470% 7/17/15	308,000	307,936
Tate & Lyle International Finance PLC (b) 0.500% 7/16/15	1,184,000	1,183,753
Volvo Group Treasury National (b) 0.480% 7/13/15	599,000	598,904

	Principal Amount	Value
Williams Partners LP (b) 0.510% 7/14/15	$1,000,000	$999,816

		13,930,672

Repurchase Agreement — 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (f)	8,091,576	8,091,576

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	3,037	3,037

TOTAL SHORT-TERM INVESTMENTS (Cost $22,025,285)		22,025,285

TOTAL INVESTMENTS — 107.1% (Cost $174,139,399) (g)		180,203,766

Other Assets/(Liabilities) — (7.1)%		(11,898,945)

NET ASSETS — 100.0%		$168,304,821

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $24,764,800 or 14.71% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $4,050 or 0.00% of net assets.
(f)	Maturity value of $8,091,578. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $8,253,511.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 78.0%
Diversified Financial — 78.0%
iShares China Large-Cap ETF	16,099	$742,164
iShares Global ex USD High Yield Corporate Bond ETF	15,842	744,732
iShares Global Tech ETF	7,613	728,716
iShares Global Telecom ETF	5,534	343,883
iShares MSCI Germany Index Fund	19,851	553,446
iShares MSCI Japan Index Fund	154,950	1,984,910
iShares MSCI Sweden Index Fund	17,112	543,648
iShares MSCI Taiwan Index Fund	17,121	270,169
iShares US Regional Banks ETF	24,791	907,599
SPDR Barclays Emerging Markets Local Bond ETF	17,703	479,397
Vanguard Financials ETF	3,257	161,775
Vanguard FTSE Europe ETF	17,987	970,938
Vanguard Global ex-U.S. Real Estate ETF	14,695	814,985
Vanguard Information Technology ETF	1,983	210,654

		9,457,016

TOTAL MUTUAL FUNDS (Cost $9,148,207)		9,457,016

TOTAL LONG-TERM INVESTMENTS (Cost $9,148,207)		9,457,016

	Principal Amount
SHORT-TERM INVESTMENTS — 31.4%
Repurchase Agreement — 16.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (a)	$2,039,190	2,039,190

Time Deposits — 0.9%
Euro Time Deposit 0.010% 7/01/15 (b)	102,749	102,749

U.S. Treasury Bills — 13.7%
U.S. Treasury Bill 0.000% 6/23/16	1,665,100	1,660,884

TOTAL SHORT-TERM INVESTMENTS (Cost $3,802,823)		3,802,823

Value
TOTAL INVESTMENTS — 109.4% (Cost $12,951,030) (c)	$13,259,839

Other Assets/(Liabilities) — (9.4)%	(1,141,610)

NET ASSETS — 100.0%	$12,118,229

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
(a)	Maturity value of $2,039,191. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/25/37, and an aggregate market value, including accrued interest, of $2,081,869.
(b)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 2.0%
Chemicals — 1.2%
Eastman Chemical Co.	5,090	$416,464
LyondellBasell Industries NV Class A	4,738	490,477

		906,941

Foods — 0.4%
BHP Billiton Ltd. Sponsored ADR (Australia) (a)	6,680	271,943

Mining — 0.4%
Freeport-McMoRan, Inc.	18,350	341,677
South32 Ltd. ADR (Australia) (a) (b)	1	7

		341,684

		1,520,568

Communications — 4.8%
Internet — 0.7%
Google, Inc. Class A (b)	1,020	550,841

Media — 2.9%
DISH Network Corp. Class A (b)	12,060	816,583
The Walt Disney Co.	12,120	1,383,377

		2,199,960

Telecommunications — 1.2%
T-Mobile US, Inc. (b)	3,890	150,815
Verizon Communications, Inc.	15,405	718,027

		868,842

		3,619,643

Consumer, Cyclical — 10.6%
Airlines — 0.5%
Delta Air Lines, Inc.	9,329	383,235

Auto Manufacturers — 0.9%
Ford Motor Co.	42,380	636,124

Automotive & Parts — 1.6%
Johnson Controls, Inc.	23,930	1,185,253

Entertainment — 0.7%
Cinemark Holdings, Inc.	13,358	536,591

Household Products — 1.1%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom)	48,461	841,283

Housewares — 0.7%
Newell Rubbermaid, Inc.	12,505	514,080

Leisure Time — 1.4%
Carnival Corp.	21,570	1,065,342

	Number of Shares	Value
Retail — 3.7%
Costco Wholesale Corp.	3,936	$531,596
Kohl’s Corp.	19,490	1,220,269
Wal-Mart Stores, Inc.	6,310	447,568
Walgreens Boots Alliance, Inc.	7,010	591,925

		2,791,358

		7,953,266

Consumer, Non-cyclical — 20.7%
Agriculture — 1.1%
Philip Morris International, Inc.	5,830	467,391
Reynolds American, Inc.	5,015	374,420

		841,811

Beverages — 1.0%
PepsiCo, Inc.	7,747	723,105

Biotechnology — 1.4%
Amgen, Inc.	3,764	577,849
Gilead Sciences, Inc.	4,040	473,003

		1,050,852

Cosmetics & Personal Care — 0.2%
The Procter & Gamble Co.	2,390	186,994

Foods — 1.8%
ConAgra Foods, Inc.	9,184	401,524
Kraft Foods Group, Inc.	11,000	936,540

		1,338,064

Health Care – Products — 0.7%
Baxter International, Inc.	7,092	495,944

Health Care – Services — 4.2%
HCA Holdings, Inc. (b)	6,980	633,225
Thermo Fisher Scientific, Inc.	4,980	646,205
UnitedHealth Group, Inc.	15,250	1,860,500

		3,139,930

Pharmaceuticals — 10.3%
Cardinal Health, Inc.	17,810	1,489,807
Eli Lilly & Co.	11,860	990,191
Merck & Co., Inc.	13,981	795,938
Pfizer, Inc.	59,290	1,987,994
Quintiles Transnational Holdings, Inc. (b)	6,150	446,552
Roche Holding AG Sponsored ADR (Switzerland)	16,934	593,875
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	24,060	1,421,946

		7,726,303

		15,503,003

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 8.5%
Oil & Gas — 6.6%
Anadarko Petroleum Corp.	9,420	$735,325
BP PLC Sponsored ADR (United Kingdom)	23,280	930,269
ConocoPhillips	7,870	483,297
Occidental Petroleum Corp.	9,655	750,869
Phillips 66	6,460	520,418
Suncor Energy, Inc.	56,540	1,555,981

		4,976,159

Oil & Gas Services — 0.8%
Schlumberger Ltd.	6,688	576,439

Pipelines — 1.1%
Enbridge, Inc.	16,870	789,347

		6,341,945

Financial — 26.8%
Banks — 5.2%
Bank of America Corp.	81,720	1,390,874
Capital One Financial Corp.	7,168	630,569
Intesa Sanpaolo SpA Sponsored ADR (Italy)	21,770	475,239
State Street Corp.	5,950	458,150
Zions Bancorp	31,107	987,181

		3,942,013

Diversified Financial — 14.3%
Ally Financial, Inc. (b)	63,880	1,432,828
Citigroup, Inc.	48,850	2,698,474
The Goldman Sachs Group, Inc.	6,238	1,302,432
Invesco Ltd.	9,683	363,016
JP Morgan Chase & Co.	34,900	2,364,824
Morgan Stanley	45,817	1,777,241
Navient Corp.	20,431	372,049
T. Rowe Price Group, Inc.	5,319	413,446

		10,724,310

Insurance — 6.2%
The Allstate Corp.	6,316	409,719
American International Group, Inc.	30,650	1,894,783
Aon PLC	8,678	865,023
Genworth Financial, Inc. Class A (b)	47,990	363,284
MetLife, Inc.	19,434	1,088,110

		4,620,919

Real Estate Investment Trusts (REITS) — 1.1%
Equity Residential	5,695	399,618
Public Storage	2,497	460,372

		859,990

		20,147,232

	Number of Shares	Value
Industrial — 12.2%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	3,250	$604,175

Building Materials — 1.1%
Louisiana-Pacific Corp. (b)	50,160	854,225

Electronics — 1.5%
TE Connectivity Ltd.	17,643	1,134,445

Environmental Controls — 1.0%
Waste Management, Inc.	15,353	711,611

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	7,924	672,114

Manufacturing — 5.0%
Danaher Corp.	16,745	1,433,205
Eaton Corp. PLC	23,250	1,569,142
Parker Hannifin Corp.	6,464	751,957

		3,754,304

Transportation — 1.9%
CSX Corp.	22,960	749,644
FedEx Corp.	4,010	683,304

		1,432,948

		9,163,822

Technology — 11.3%
Computers — 3.7%
Apple, Inc.	5,554	696,610
EMC Corp.	5,970	157,548
International Business Machines Corp.	4,200	683,172
SanDisk Corp.	7,016	408,472
Synopsys, Inc. (b)	11,579	586,476
Western Digital Corp.	3,354	263,021

		2,795,299

Internet — 0.7%
Check Point Software Technologies Ltd. (b)	6,422	510,870

Semiconductors — 4.0%
Broadcom Corp. Class A	29,762	1,532,445
Intel Corp.	32,703	994,662
Micron Technology, Inc. (b)	26,995	508,586

		3,035,693

Software — 2.9%
Microsoft Corp.	13,018	574,745
Oracle Corp.	38,761	1,562,068

		2,136,813

		8,478,675

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.9%
Electric — 1.9%
Edison International	26,083	$1,449,693

TOTAL COMMON STOCK (Cost $66,392,792)		74,177,847

TOTAL EQUITIES (Cost $66,392,792)		74,177,847

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
State Street Navigator Securities Lending Prime Portfolio (c)	284,976	284,976

TOTAL MUTUAL FUNDS (Cost $284,976)		284,976

TOTAL LONG-TERM INVESTMENTS (Cost $66,677,768)		74,462,823

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$1,040,439	1,040,439

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	3,175	3,175

TOTAL SHORT-TERM INVESTMENTS (Cost $1,043,614)		1,043,614

TOTAL INVESTMENTS — 100.6% (Cost $67,721,382) (e)		75,506,437

Other Assets/(Liabilities) — (0.6)%		(419,475)

NET ASSETS — 100.0%		$75,086,962

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $277,730 or 0.37% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,040,439. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 7/25/39 – 8/15/39, and an aggregate market value, including accrued interest, of $1,061,817.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.7%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	200	$27,366
Albemarle Corp.	2,400	132,648
Ashland, Inc.	3,850	469,315
Cabot Corp.	5,600	208,824
Celanese Corp. Series A	5,300	380,964
Cytec Industries, Inc.	80	4,842
The Dow Chemical Co.	32,910	1,684,005
Eastman Chemical Co.	2,600	212,732
EI du Pont de Nemours & Co.	12,300	786,585
The Mosaic Co.	11,600	543,460
Sigma-Aldrich Corp.	1,230	171,401
Westlake Chemical Corp.	60	4,115

		4,626,257

Forest Products & Paper — 0.6%
Domtar Corp.	13,200	546,480
International Paper Co.	18,300	870,897
Rock-Tenn Co. Class A	10,040	604,408

		2,021,785

Iron & Steel — 0.2%
Reliance Steel & Aluminum Co.	4,100	247,968
Steel Dynamics, Inc.	8,800	182,292
United States Steel Corp.	12,690	261,668

		691,928

Mining — 0.6%
Alcoa, Inc.	26,600	296,590
Freeport-McMoRan, Inc.	31	577
Newmont Mining Corp.	58,600	1,368,896
Royal Gold, Inc.	300	18,477
Vulcan Materials Co.	2,500	209,825

		1,894,365

		9,234,335

Communications — 6.6%
Internet — 0.5%
Liberty Interactive Corp. Class A (a)	14,400	399,600
Symantec Corp.	19,900	462,675
Yahoo!, Inc. (a)	19,600	770,084
Zynga, Inc. (a)	100,000	286,000

		1,918,359

Media — 1.3%
Cablevision Systems Corp. Class A	35,200	842,688
Comcast Corp. Class A	6,300	378,882
DISH Network Corp. Class A (a)	11,600	785,436
Gannett Co., Inc. (a)	9,278	129,792
Graham Holdings Co. Class B	136	146,207

	Number of Shares	Value
John Wiley & Sons, Inc. Class A	1,400	$76,118
Liberty Broadband Corp. Class A (a)	87	4,434
Liberty Media Corp. Class A (a)	350	12,614
News Corp. Class A (a)	2,300	33,557
TEGNA, Inc.	18,555	595,059
Thomson Reuters Corp.	5,300	201,771
Time Warner, Inc.	10,990	960,636
Tribune Media Co.	2,900	154,831
Twenty-First Century Fox Class A	6,500	211,543

		4,533,568

Telecommunications — 4.8%
AT&T, Inc.	106,914	3,797,585
CenturyLink, Inc.	23,407	687,698
Cisco Systems, Inc.	233,700	6,417,402
CommScope Holding Co., Inc. (a)	11,800	360,018
Corning, Inc.	43,200	852,336
EchoStar Corp. Class A (a)	1,300	63,284
Frontier Communications Corp.	26,189	129,635
Harris Corp.	6,138	472,074
Juniper Networks, Inc.	31,000	805,070
Level 3 Communications, Inc. (a)	8,700	458,229
QUALCOMM, Inc.	10,100	632,563
T-Mobile US, Inc. (a)	5,250	203,542
Telephone & Data Systems, Inc.	15,129	444,793
Verizon Communications, Inc.	23,100	1,076,691

		16,400,920

		22,852,847

Consumer, Cyclical — 5.7%
Airlines — 0.4%
Copa Holdings SA Class A	2,100	173,439
JetBlue Airways Corp. (a)	55,100	1,143,876

		1,317,315

Auto Manufacturers — 1.2%
Ford Motor Co.	158,800	2,383,588
General Motors Co.	51,600	1,719,828
Paccar, Inc.	700	44,667

		4,148,083

Automotive & Parts — 0.4%
Allison Transmission Holdings, Inc.	6,500	190,190
The Goodyear Tire & Rubber Co.	26,900	811,035
Johnson Controls, Inc.	400	19,812
Lear Corp.	1,640	184,106

		1,205,143

Distribution & Wholesale — 0.0%
Genuine Parts Co.	200	17,906
WESCO International, Inc. (a)	1,200	82,368

		100,274

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.0%
Gaming and Leisure Properties, Inc.	76	$2,786

Home Builders — 0.2%
Lennar Corp.	9,800	422,576
Lennar Corp. Class A	2,600	132,704

		555,280

Home Furnishing — 0.1%
Whirlpool Corp.	2,850	493,193

Housewares — 0.0%
Newell Rubbermaid, Inc.	900	36,999

Leisure Time — 0.3%
Carnival Corp.	11,600	572,924
Royal Caribbean Cruises Ltd.	4,300	338,367

		911,291

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	100	5,669
MGM Resorts International (a)	23,400	427,050

		432,719

Retail — 3.0%
Best Buy Co., Inc.	27,900	909,819
Coach, Inc.	15,200	526,072
CST Brands, Inc.	200	7,812
CVS Health Corp.	2,580	270,590
Darden Restaurants, Inc.	5,300	376,724
Dick’s Sporting Goods, Inc.	2,800	144,956
Dillard’s, Inc. Class A	1,620	170,408
DSW, Inc. Class A	5,000	166,850
Foot Locker, Inc.	5,600	375,256
GameStop Corp. Class A	24,300	1,043,928
J.C. Penney Co., Inc. (a)	5,500	46,585
Kohl’s Corp.	9,600	601,056
Macy’s, Inc.	4,044	272,849
Office Depot, Inc. (a)	97,500	844,350
PVH Corp.	2,540	292,608
Rite Aid Corp. (a)	18,700	156,145
Sears Holdings Corp. (a)	200	5,340
Staples, Inc.	28,400	434,804
Target Corp.	21,200	1,730,556
Wal-Mart Stores, Inc.	20,600	1,461,158
Walgreens Boots Alliance, Inc.	4,800	405,312
World Fuel Services Corp.	3,500	167,825

		10,411,003

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,000	149,580

		19,763,666

Consumer, Non-cyclical — 18.9%
Agriculture — 1.0%
Altria Group, Inc.	7,300	357,043
Archer-Daniels-Midland Co.	27,400	1,321,228
Bunge Ltd.	8,300	728,740

	Number of Shares	Value
Philip Morris International, Inc.	12,100	$970,057

		3,377,068

Beverages — 0.1%
Molson Coors Brewing Co. Class B	5,860	409,087

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	5,840	879,562
Charles River Laboratories International, Inc. (a)	7,800	548,652

		1,428,214

Commercial Services — 0.9%
Aaron’s, Inc.	11,600	420,036
The ADT Corp.	4,600	154,422
Automatic Data Processing, Inc.	4,100	328,943
Booz Allen Hamilton Holding Corp.	6,100	153,964
CoreLogic, Inc. (a)	10,700	424,683
Corrections Corporation of America	705	23,321
Donnelley (R.R.) & Sons Co.	38,100	664,083
KAR Auction Services, Inc.	800	29,920
Macquarie Infrastructure Corp.	4,500	371,835
Manpower, Inc.	1,200	107,256
Paychex, Inc.	300	14,064
Towers Watson & Co. Class A	4,090	514,522

		3,207,049

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	11,300	70,738
Colgate-Palmolive Co.	2,600	170,066
Edgewell Personal Care Co.	4,180	549,879
The Procter & Gamble Co.	77,010	6,025,262

		6,815,945

Foods — 1.3%
ConAgra Foods, Inc.	6,200	271,064
Ingredion, Inc.	2,970	237,036
The J.M. Smucker Co.	1,820	197,306
Mondelez International, Inc. Class A	49,250	2,026,145
Pilgrim’s Pride Corp.	54,900	1,261,053
Pinnacle Foods, Inc.	3,100	141,174
Sysco Corp.	3,300	119,130
Tyson Foods, Inc. Class A	2,200	93,786

		4,346,694

Health Care – Products — 3.7%
Alere, Inc. (a)	5,700	300,675
Boston Scientific Corp. (a)	1,900	33,630
Johnson & Johnson	72,590	7,074,622
Medtronic PLC	52,069	3,858,313
QIAGEN NV (a)	6,700	166,093
St. Jude Medical, Inc.	1,600	116,912
Stryker Corp.	7,600	726,332
Zimmer Biomet Holdings, Inc.	5,070	553,796

		12,830,373

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.2%
Aetna, Inc.	8,701	$1,109,029
Anthem, Inc.	7,650	1,255,671
Catamaran Corp. (a)	4,200	256,536
Community Health Systems, Inc. (a)	5,000	314,850
DaVita HealthCare Partners, Inc. (a)	2,500	198,675
HCA Holdings, Inc. (a)	10,400	943,488
Health Net, Inc. (a)	11,600	743,792
Humana, Inc.	100	19,128
Laboratory Corporation of America Holdings (a)	1,890	229,106
LifePoint Health, Inc. (a)	1,600	139,120
MEDNAX, Inc. (a)	3,100	229,741
Quest Diagnostics, Inc.	7,100	514,892
Thermo Fisher Scientific, Inc.	6,880	892,749
UnitedHealth Group, Inc.	2,850	347,700
Universal Health Services, Inc. Class B	2,190	311,199

		7,505,676

Household Products — 0.4%
Avery Dennison Corp.	10,200	621,588
The Clorox Co.	4,440	461,849
Kimberly-Clark Corp.	2,860	303,074

		1,386,511

Pharmaceuticals — 6.9%
Abbott Laboratories	63,000	3,092,040
Allergan PLC (a)	6,450	1,957,317
Cardinal Health, Inc.	10,700	895,055
DENTSPLY International, Inc.	100	5,155
Endo International PLC (a)	2,700	215,055
Express Scripts Holding Co. (a)	5,800	515,852
Herbalife Ltd. (a)	9,000	495,810
Hospira, Inc. (a)	1,200	106,452
Mallinckrodt PLC (a)	7,860	925,279
Merck & Co., Inc.	120,628	6,867,352
Omnicare, Inc.	4,000	377,000
Perrigo Co. PLC	1,750	323,452
Pfizer, Inc.	226,913	7,608,393
VCA, Inc. (a)	3,300	179,537
VWR Corp. (a)	300	8,019

		23,571,768

		64,878,385

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,800	189,384

Energy — 10.7%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	2,100	98,658

Oil & Gas — 9.4%
Anadarko Petroleum Corp.	80	6,245
Apache Corp.	28	1,614

	Number of Shares	Value
California Resources Corp.	92	$556
Chesapeake Energy Corp.	16,900	188,773
Chevron Corp.	68,085	6,568,160
ConocoPhillips	48	2,948
CVR Energy, Inc.	20,600	775,384
Denbury Resources, Inc.	14	89
Devon Energy Corp.	6,450	383,711
Diamond Offshore Drilling, Inc.	3,800	98,078
Ensco PLC Class A	28,100	625,787
Exxon Mobil Corp.	145,990	12,146,368
Hess Corp.	4,700	314,336
Marathon Oil Corp.	1,500	39,810
Marathon Petroleum Corp.	37,940	1,984,641
Murphy Oil Corp.	6,100	253,577
Murphy USA, Inc. (a)	1,200	66,984
Nabors Industries Ltd.	55,400	799,422
Noble Corp. PLC	65,200	1,003,428
Noble Energy, Inc.	80	3,414
Occidental Petroleum Corp.	12,330	958,904
PBF Energy, Inc. Class A	800	22,736
Phillips 66	21,400	1,723,984
QEP Resources, Inc.	600	11,106
Questar Corp.	6,100	127,551
Rowan Cos. PLC Class A	16,800	354,648
Seadrill Ltd.	71,700	741,378
Tesoro Corp.	8,000	675,280
Valero Energy Corp.	38,064	2,382,806
WPX Energy, Inc. (a)	66	810

		32,262,528

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	3	185
Cameron International Corp. (a)	15,100	790,787
HollyFrontier Corp.	14,500	619,005
National Oilwell Varco, Inc.	23,400	1,129,752
NOW, Inc. (a)	75	1,493
Schlumberger Ltd.	9,400	810,186
Superior Energy Services, Inc.	9,400	197,776

		3,549,184

Pipelines — 0.2%
Kinder Morgan, Inc.	16,500	633,435
National Fuel Gas Co.	1,150	67,724
Spectra Energy Corp.	3,000	97,800

		798,959

		36,709,329

Financial — 31.4%
Banks — 8.4%
Associated Banc-Corp.	7,350	148,985
Bank of America Corp.	259,473	4,416,230
Bank of Hawaii Corp.	920	61,346
The Bank of New York Mellon Corp.	44,550	1,869,763
BB&T Corp.	16,119	649,757

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BOK Financial Corp.	700	$48,706
Capital One Financial Corp.	20,150	1,772,596
Citizens Financial Group, Inc.	30,100	822,031
City National Corp.	1,970	178,068
Commerce Bancshares, Inc.	3,916	183,151
Cullen/Frost Bankers, Inc.	1,000	78,580
East West Bancorp, Inc.	11,200	501,984
Fifth Third Bancorp	41,460	863,197
First Horizon National Corp.	3,016	47,261
First Republic Bank	2,600	163,878
Huntington Bancshares, Inc.	54,971	621,722
KeyCorp	28,000	420,560
M&T Bank Corp.	5	625
Northern Trust Corp.	8,000	611,680
PacWest Bancorp	3,800	177,688
PNC Financial Services Group, Inc.	16,936	1,619,928
Popular, Inc. (a)	20,000	577,200
Regions Financial Corp.	56,260	582,854
State Street Corp.	13,700	1,054,900
SunTrust Banks, Inc.	23,300	1,002,366
Synovus Financial Corp.	3,171	97,730
U.S. Bancorp	41,890	1,818,026
Wells Fargo & Co.	153,410	8,627,778
Zions Bancorp	50	1,587

		29,020,177

Diversified Financial — 9.1%
Air Lease Corp.	200	6,780
Ally Financial, Inc. (a)	25,900	580,937
Ameriprise Financial, Inc.	160	19,989
BlackRock, Inc.	1,920	664,282
CIT Group, Inc.	1,300	60,437
Citigroup, Inc.	126,871	7,008,354
CME Group, Inc.	11,260	1,047,856
Discover Financial Services	13,900	800,918
E*TRADE Financial Corp. (a)	10,500	314,475
FNF Group	16,757	619,841
Franklin Resources, Inc.	12,300	603,069
The Goldman Sachs Group, Inc.	18,710	3,906,461
Interactive Brokers Group, Inc. Class A	1,400	58,184
IntercontinentalExchange, Inc.	1,237	276,606
Invesco Ltd.	9,100	341,159
JP Morgan Chase & Co.	139,127	9,427,245
Legg Mason, Inc.	5,200	267,956
Morgan Stanley	65,100	2,525,229
The NASDAQ OMX Group, Inc.	11,700	571,077
Navient Corp.	47,300	861,333
Raymond James Financial, Inc.	300	17,874
Santander Consumer USA Holdings, Inc.	40,600	1,038,142
Synchrony Financial (a)	9,200	302,956

		31,321,160

	Number of Shares	Value
Diversified Financial Services — 0.2%
Voya Financial, Inc.	14,400	$669,168

Insurance — 9.9%
ACE Ltd.	7,950	808,356
Aflac, Inc.	11,200	696,640
Alleghany Corp. (a)	825	386,727
Allied World Assurance Co. Holdings Ltd.	18,060	780,553
The Allstate Corp.	13,200	856,284
American Financial Group, Inc.	8,000	520,320
American International Group, Inc.	43,202	2,670,748
American National Insurance Co.	1,120	114,598
AmTrust Financial Services, Inc.	7,400	484,774
Arch Capital Group Ltd. (a)	4,100	274,536
Aspen Insurance Holdings Ltd.	10,700	512,530
Assurant, Inc.	790	52,930
Assured Guaranty Ltd.	31,400	753,286
Axis Capital Holdings Ltd.	15,400	821,898
Berkshire Hathaway, Inc. Class B (a)	66,170	9,006,399
The Chubb Corp.	8,160	776,342
Cincinnati Financial Corp.	3,620	181,652
Endurance Specialty Holdings Ltd.	14,300	939,510
Everest Re Group Ltd.	5,080	924,611
Genworth Financial, Inc. Class A (a)	56,860	430,430
The Hanover Insurance Group, Inc.	4,200	310,926
The Hartford Financial Services Group, Inc.	19,590	814,356
HCC Insurance Holdings, Inc.	1,070	82,219
Lincoln National Corp.	6,298	372,968
Loews Corp.	20	770
Markel Corp. (a)	555	444,377
Marsh & McLennan Cos., Inc.	3,600	204,120
Mercury General Corp.	890	49,528
MetLife, Inc.	32,540	1,821,915
Old Republic International Corp.	20,900	326,667
PartnerRe Ltd.	6,990	898,215
Principal Financial Group, Inc.	12,300	630,867
ProAssurance Corp.	1,900	87,799
The Progressive Corp.	9,400	261,602
Prudential Financial, Inc.	17,600	1,540,352
Reinsurance Group of America, Inc.	3,050	289,353
RenaissanceRe Holdings Ltd.	4,700	477,097
StanCorp Financial Group, Inc.	6,770	511,880
Torchmark Corp.	890	51,816
The Travelers Cos., Inc.	10,069	973,270
Unum Group	8,600	307,450
Validus Holdings Ltd.	21,600	950,184
W.R. Berkley Corp.	900	46,737
White Mountains Insurance Group Ltd.	53	34,712
XL Group PLC	9,550	355,260

		33,837,564

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.2%
Jones Lang LaSalle, Inc.	3,580	$612,180
WP Carey, Inc.	100	5,894

		618,074

Real Estate Investment Trusts (REITS) — 3.4%
Alexandria Real Estate Equities, Inc.	1,600	139,936
American Campus Communities, Inc.	100	3,769
American Capital Agency Corp.	9,000	165,330
Annaly Capital Management, Inc.	27,360	251,438
Apartment Investment & Management Co. Class A	4,300	158,799
AvalonBay Communities, Inc.	4,294	686,482
BioMed Realty Trust, Inc.	1,600	30,944
Boston Properties, Inc.	450	54,468
Brandywine Realty Trust	7,200	95,616
Camden Property Trust	8,200	609,096
Chimera Investment Corp.	43,620	598,030
Columbia Property Trust, Inc.	4,300	105,565
Communications Sales & Leasing, Inc. (a)	72	1,780
Digital Realty Trust, Inc.	1,900	126,692
Duke Realty Corp.	9,600	178,272
Equity Commonwealth (a)	67	1,720
Equity Residential	14,600	1,024,482
Essex Property Trust, Inc.	2,163	459,638
General Growth Properties, Inc.	19,940	511,660
HCP, Inc.	500	18,235
Health Care, Inc.	5,700	374,091
Home Properties, Inc.	1,900	138,795
Hospitality Properties Trust	4,540	130,843
Host Hotels & Resorts, Inc.	13,503	267,764
Iron Mountain, Inc.	4,100	127,100
Kilroy Realty Corp.	3,100	208,165
Kimco Realty Corp.	9,500	214,130
Liberty Property Trust	2,170	69,917
The Macerich Co.	4,182	311,977
MFA Financial, Inc.	162,700	1,202,353
National Retail Properties, Inc.	7,500	262,575
Post Properties, Inc.	300	16,311
Prologis, Inc.	21,585	800,804
Realty Income Corp.	2,700	119,853
Regency Centers Corp.	4,800	283,104
Senior Housing Properties Trust	400	7,020
SL Green Realty Corp.	130	14,286
Spirit Realty Capital, Inc.	16,100	155,687
Starwood Property Trust, Inc.	8,400	181,188
Taubman Centers, Inc.	200	13,900
Two Harbors Investment Corp.	101,800	991,532
UDR, Inc.	8,400	269,052
Ventas, Inc.	3,300	204,897
Vornado Realty Trust	838	79,551

	Number of Shares	Value
Weingarten Realty Investors	4,400	$143,836
Weyerhaeuser Co.	100	3,150
WP GLIMCHER, Inc.	200	2,706

		11,816,539

Savings & Loans — 0.2%
First Niagara Financial Group, Inc.	9,700	91,568
Hudson City Bancorp, Inc.	50	494
New York Community Bancorp, Inc.	21,290	391,310
People’s United Financial, Inc.	5,400	87,534

		570,906

		107,853,588

Industrial — 10.2%
Aerospace & Defense — 2.3%
General Dynamics Corp.	9,700	1,374,393
L-3 Communications Holdings, Inc.	2,260	256,239
Northrop Grumman Corp.	6,420	1,018,405
Raytheon Co.	10,130	969,238
Spirit AeroSystems Holdings, Inc. Class A (a)	18,800	1,036,068
Triumph Group, Inc.	3,700	244,163
United Technologies Corp.	26,720	2,964,050

		7,862,556

Electrical Components & Equipment — 0.0%
Hubbell, Inc. Class B	400	43,312

Electronics — 0.8%
Agilent Technologies, Inc.	13,000	501,540
Arrow Electronics, Inc. (a)	3,800	212,040
Avnet, Inc.	3,600	147,996
Dolby Laboratories, Inc. Class A	14,000	555,520
FLIR Systems, Inc.	1,200	36,984
Gentex Corp.	2,900	47,618
Jabil Circuit, Inc.	39,500	840,955
Keysight Technologies, Inc. (a)	3,800	118,522
PerkinElmer, Inc.	2,610	137,390

		2,598,565

Engineering & Construction — 0.7%
AECOM (a)	39,011	1,290,484
Fluor Corp.	6,200	328,662
Jacobs Engineering Group, Inc. (a)	3,900	158,418
KBR, Inc.	37,600	732,448

		2,510,012

Environmental Controls — 0.2%
Republic Services, Inc.	3,290	128,869
Waste Connections, Inc.	50	2,356
Waste Management, Inc.	9,940	460,719

		591,944

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.5%
Kennametal, Inc.	15,930	$543,532
Lincoln Electric Holdings, Inc.	12,700	773,303
Stanley Black & Decker, Inc.	5,035	529,883

		1,846,718

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	19,500	1,653,990
Ingersoll-Rand PLC	8,000	539,360

		2,193,350

Machinery – Diversified — 0.8%
AGCO Corp.	15,070	855,675
Deere & Co.	11,600	1,125,780
IDEX Corp.	1,000	78,580
Roper Technologies, Inc.	3,340	576,016
Xylem, Inc.	1,700	63,019

		2,699,070

Manufacturing — 3.5%
AptarGroup, Inc.	5,100	325,227
Crane Co.	20	1,175
Danaher Corp.	9,300	795,987
Dover Corp.	6,000	421,080
Eaton Corp. PLC	5,672	382,803
General Electric Co.	324,390	8,619,043
ITT Corp.	2,400	100,416
Parker Hannifin Corp.	2,410	280,355
Pentair PLC	619	42,556
SPX Corp.	70	5,067
Teleflex, Inc.	1,740	235,683
Textron, Inc.	9,400	419,522
Trinity Industries, Inc.	9,500	251,085

		11,879,999

Metal Fabricate & Hardware — 0.0%
The Timken Co.	3,100	113,367

Packaging & Containers — 0.0%
Bemis Co., Inc.	760	34,208
Owens-Illinois, Inc. (a)	2,100	48,174

		82,382

Transportation — 0.6%
CSX Corp.	15,100	493,015
FedEx Corp.	3,930	669,672
Ryder System, Inc.	3,590	313,658
Teekay Corp.	8,950	383,239

		1,859,584

Trucking & Leasing — 0.2%
AMERCO	70	22,884
GATX Corp.	11,100	589,965

		612,849

		34,893,708

	Number of Shares	Value
Technology — 9.0%
Computers — 3.0%
Amdocs Ltd.	5,800	$316,622
Brocade Communications Systems, Inc.	78,000	926,640
Computer Sciences Corp.	13,470	884,171
DST Systems, Inc.	3,000	377,940
EMC Corp.	57,300	1,512,147
Hewlett-Packard Co.	83,800	2,514,838
International Business Machines Corp.	9,470	1,540,390
Lexmark International, Inc. Class A	19,031	841,170
NCR Corp. (a)	13,700	412,370
NetApp, Inc.	12,600	397,656
SanDisk Corp.	4,800	279,456
Synopsys, Inc. (a)	6,500	329,225
Teradata Corp. (a)	1,500	55,500
Western Digital Corp.	2,200	172,524

		10,560,649

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	27,600	574,356
Xerox Corp.	13,356	142,108

		716,464

Semiconductors — 2.7%
Analog Devices, Inc.	700	44,930
Applied Materials, Inc.	1,000	19,220
Broadcom Corp. Class A	4,300	221,407
Intel Corp.	156,800	4,769,072
Lam Research Corp.	7,252	589,950
Marvell Technology Group Ltd.	10,000	131,850
Maxim Integrated Products, Inc.	6,900	238,567
Micron Technology, Inc. (a)	40,500	763,020
NVIDIA Corp.	9,400	189,034
ON Semiconductor Corp. (a)	53,900	630,091
Rovi Corp. (a)	25,600	408,320
Teradyne, Inc.	42,900	827,541
Xilinx, Inc.	9,000	397,440

		9,230,442

Software — 3.1%
Activision Blizzard, Inc.	27,100	656,091
ANSYS, Inc. (a)	1,400	127,736
CA, Inc.	12,990	380,477
The Dun & Bradstreet Corp.	2,610	318,420
Fidelity National Information Services, Inc.	1,900	117,420
Leidos Holdings, Inc.	15,950	643,902
Microsoft Corp.	146,000	6,445,900
Nuance Communications, Inc. (a)	9,500	166,345
Oracle Corp.	36,500	1,470,950
SS&C Technologies Holdings, Inc	3,800	237,500

		10,564,741

		31,072,296

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 4.9%
Electric — 4.2%
The AES Corp.	19,700	$261,222
Alliant Energy Corp.	1,300	75,036
Ameren Corp.	2,560	96,461
American Electric Power Co., Inc.	20,930	1,108,662
Calpine Corp. (a)	4,000	71,960
CenterPoint Energy, Inc.	1,200	22,836
CMS Energy Corp.	10,500	334,320
Consolidated Edison, Inc.	11,460	663,305
Dominion Resources, Inc.	3,200	213,984
DTE Energy Co.	4,210	314,234
Duke Energy Corp.	24,014	1,695,869
Edison International	11,080	615,826
Entergy Corp.	12,000	846,000
Eversource Energy	7,081	321,548
Exelon Corp.	34,475	1,083,205
FirstEnergy Corp.	24,827	808,119
Great Plains Energy, Inc.	4,237	102,366
Hawaiian Electric Industries, Inc.	2,800	83,244
NextEra Energy, Inc.	11,790	1,155,774
NRG Energy, Inc.	4,800	109,824
OGE Energy Corp.	2,220	63,425
Pepco Holdings, Inc.	710	19,127
PG&E Corp.	22,130	1,086,583
Pinnacle West Capital Corp.	960	54,614
PPL Corp.	26,000	766,220
Public Service Enterprise Group, Inc.	26,900	1,056,632
SCANA Corp.	7,020	355,563
The Southern Co.	12,450	521,655
TECO Energy, Inc.	8,030	141,810
WEC Energy Group, Inc.	4,420	198,782
Westar Energy, Inc.	200	6,844
Xcel Energy, Inc.	9,720	312,790

		14,567,840

Gas — 0.7%
AGL Resources, Inc.	4,160	193,689
Atmos Energy Corp.	4,350	223,068
NiSource, Inc.	8,090	368,823
Sempra Energy	7,000	692,580
UGI Corp.	21,635	745,326
Vectren Corp.	4,150	159,692

		2,383,178

Water — 0.0%
Aqua America, Inc.	25	612

		16,951,630

TOTAL COMMON STOCK (Cost $331,022,819)		344,399,168

TOTAL EQUITIES (Cost $331,022,819)		344,399,168

	Number of Shares	Value
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	$9,393
Safeway PDC, LLC Contingent Value (a) (b)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $331,032,677)		344,409,026

TOTAL INVESTMENTS — 100.2% (Cost $331,032,677) (c)		344,409,026

Other Assets/(Liabilities) — (0.2)%		(785,129)

NET ASSETS — 100.0%		$343,623,897

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 1.6%
Mining — 1.6%
Teck Resources Ltd. Class B (a)	29,950	$296,804
Vulcan Materials Co.	32,835	2,755,842

		3,052,646

Communications — 15.6%
Internet — 8.1%
Amazon.com, Inc. (b)	4,900	2,127,041
eBay, Inc. (b)	44,000	2,650,560
Facebook, Inc. Class A (b)	35,310	3,028,362
Google, Inc. Class A (b)	3,868	2,088,875
Google, Inc. Class C (b)	9,567	4,979,719

		14,874,557

Media — 5.9%
Comcast Corp. Class A	72,120	4,337,297
The McGraw Hill Financial, Inc.	28,970	2,910,036
Nielsen NV	48,430	2,168,211
Twenty-First Century Fox Class A	43,220	1,406,595

		10,822,139

Telecommunications — 1.6%
Verizon Communications, Inc.	64,050	2,985,371

		28,682,067

Consumer, Cyclical — 6.6%
Auto Manufacturers — 0.4%
General Motors Co.	24,560	818,585

Automotive & Parts — 1.6%
Delphi Automotive PLC	35,080	2,984,957

Distribution & Wholesale — 0.5%
Fastenal Co. (a)	21,010	886,202

Retail — 4.1%
AutoZone, Inc. (b)	4,736	3,158,438
Dunkin’ Brands Group, Inc. (a)	21,830	1,200,650
The Home Depot, Inc.	28,660	3,184,986

		7,544,074

		12,233,818

Consumer, Non-cyclical — 28.1%
Agriculture — 2.7%
Philip Morris International, Inc.	62,031	4,973,025

Beverages — 2.8%
Diageo PLC	27,940	809,880
PepsiCo, Inc.	45,410	4,238,569

		5,048,449

Biotechnology — 1.7%
Gilead Sciences, Inc.	27,050	3,167,014

	Number of Shares	Value
Commercial Services — 1.7%
MasterCard, Inc. Class A	33,430	$3,125,036

Foods — 3.4%
Mondelez International, Inc. Class A	153,690	6,322,807

Health Care – Products — 1.1%
Boston Scientific Corp. (b)	114,420	2,025,234

Health Care – Services — 4.1%
HCA Holdings, Inc. (b)	43,990	3,990,773
UnitedHealth Group, Inc.	29,210	3,563,620

		7,554,393

Household Products — 1.9%
Henkel AG & Co. KGaA	37,277	3,562,539

Pharmaceuticals — 8.7%
Allergan PLC (b)	15,094	4,580,425
Bristol-Myers Squibb Co.	30,840	2,052,094
Express Scripts Holding Co. (b)	43,830	3,898,240
Merck & Co., Inc.	62,580	3,562,679
Zoetis, Inc.	37,995	1,832,119

		15,925,557

		51,704,054

Energy — 6.4%
Oil & Gas — 5.4%
Chevron Corp.	43,300	4,177,151
Noble Energy, Inc.	65,720	2,804,930
Suncor Energy, Inc.	105,030	2,890,425

		9,872,506

Oil & Gas Services — 0.5%
HollyFrontier Corp.	23,990	1,024,133

Pipelines — 0.5%
Magellan Midstream Partners LP	11,590	850,474

		11,747,113

Financial — 17.3%
Banks — 1.9%
The Bank of New York Mellon Corp.	46,890	1,967,973
M&T Bank Corp.	12,250	1,530,393

		3,498,366

Diversified Financial — 8.6%
Citigroup, Inc.	119,874	6,621,840
CME Group, Inc.	44,675	4,157,455
Discover Financial Services	50,350	2,901,167
JP Morgan Chase & Co.	30,971	2,098,595

		15,779,057

Insurance — 5.7%
American International Group, Inc.	66,060	4,083,829
Berkshire Hathaway, Inc. Class B (b)	21,880	2,978,087
Genworth Financial, Inc. Class A (b)	143,120	1,083,419
Marsh & McLennan Cos., Inc.	41,763	2,367,962

		10,513,297

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.1%
Digital Realty Trust, Inc.	14,720	$981,529
Simon Property Group, Inc.	6,090	1,053,692

		2,035,221

		31,825,941

Industrial — 9.9%
Aerospace & Defense — 1.0%
United Technologies Corp.	16,500	1,830,345

Electronics — 1.5%
Tyco International PLC	70,420	2,709,762

Environmental Controls — 0.8%
Republic Services, Inc.	40,570	1,589,127

Machinery – Diversified — 2.0%
Deere & Co.	38,460	3,732,543

Manufacturing — 2.7%
General Electric Co.	185,480	4,928,203

Transportation — 1.9%
Canadian National Railway Co.	46,870	2,706,742
CSX Corp.	23,110	754,542

		3,461,284

		18,251,264

Technology — 9.8%
Computers — 7.8%
Amdocs Ltd.	70,190	3,831,672
Apple, Inc.	75,535	9,473,978
Western Digital Corp.	12,746	999,541

		14,305,191

Office Equipment/Supplies — 1.0%
Xerox Corp.	173,120	1,841,997

Semiconductors — 1.0%
Applied Materials, Inc.	97,810	1,879,908

		18,027,096

Utilities — 3.1%
Electric — 2.6%
ITC Holdings Corp.	29,570	951,563
PG&E Corp.	52,890	2,596,899
The Southern Co.	31,160	1,305,604

		4,854,066

Gas — 0.5%
AmeriGas Partners LP	20,430	933,855

		5,787,921

TOTAL COMMON STOCK (Cost $158,785,024)		181,311,920

TOTAL EQUITIES (Cost $158,785,024)		181,311,920

	Number of Shares	Value
MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	2,412,426	$2,412,426

TOTAL MUTUAL FUNDS (Cost $2,412,426)		2,412,426

TOTAL LONG-TERM INVESTMENTS (Cost $161,197,450)		183,724,346

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$2,930,006	2,930,006

TOTAL SHORT-TERM INVESTMENTS (Cost $2,930,006)		2,930,006

TOTAL INVESTMENTS — 101.3% (Cost $164,127,456) (e)		186,654,352

Other Assets/(Liabilities) — (1.3)%		(2,400,424)

NET ASSETS — 100.0%		$184,253,928

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $2,353,297 or 1.28% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,930,007. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 7/25/39, and an aggregate market value, including accrued interest, of $2,991,086.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.8%
Chemicals — 2.4%
Ashland, Inc.	9,010	$1,098,319
Axalta Coating Systems Ltd. (a)	8,000	264,640
Celanese Corp. Series A	14,590	1,048,729
CF Industries Holdings, Inc.	19,500	1,253,460
The Dow Chemical Co.	21,200	1,084,804
E.I. du Pont de Nemours & Co.	15,800	1,010,410
Eastman Chemical Co.	6,196	506,957
Ecolab, Inc.	8	905
Huntsman Corp.	6,200	136,834
International Flavors & Fragrances, Inc.	2,500	273,225
LyondellBasell Industries NV Class A	27,570	2,854,046
Monsanto Co.	12,280	1,308,925
The Sherwin-Williams Co.	1,920	528,038
Sigma-Aldrich Corp.	2,540	353,949

		11,723,241

Forest Products & Paper — 0.3%
International Paper Co.	31,800	1,513,362

Iron & Steel — 0.1%
Steel Dynamics, Inc.	10,900	225,794

Mining — 0.0%
Southern Copper Corp.	4,202	123,581

		13,585,978

Communications — 14.6%
Advertising — 0.4%
The Interpublic Group of Companies, Inc.	42,700	822,829
Omnicom Group, Inc.	12,000	833,880

		1,656,709

Internet — 5.2%
Amazon.com, Inc. (a)	9,771	4,241,493
CDW Corp.	29,600	1,014,688
eBay, Inc. (a)	59,230	3,568,015
Equinix, Inc.	2,130	541,020
Expedia, Inc.	15,300	1,673,055
F5 Networks, Inc. (a)	10,640	1,280,524
Facebook, Inc. Class A (a)	39,400	3,379,141
GoDaddy, Inc. Class A (a)	14,500	408,755
Google, Inc. Class A (a)	6,819	3,682,533
Google, Inc. Class C (a)	6,859	3,570,178
Groupon, Inc. (a)	45,400	228,362
IAC/InterActiveCorp	2,200	175,252
Liberty Interactive Corp. QVC Group (a)	22,100	613,275

	Number of Shares	Value
Liberty Ventures Series A (a)	6,470	$254,077
Netflix, Inc. (a)	571	375,113
The Priceline Group, Inc. (a)	305	351,168
VeriSign, Inc. (a)	4,340	267,865

		25,624,514

Media — 6.1%
AMC Networks, Inc. Class A (a)	6,900	564,765
Cablevision Systems Corp. Class A	63,100	1,510,614
Charter Communications, Inc. Class A (a)	2,750	470,938
Comcast Corp. Class A	94,800	5,701,272
Comcast Corp. Special Class A	15,700	941,058
DIRECTV (a)	22,000	2,041,380
Discovery Communications, Inc. Series A (a)	7,300	242,798
Discovery Communications, Inc. Series C (a)	8,000	248,640
DISH Network Corp. Class A (a)	25,900	1,753,689
FactSet Research Systems, Inc.	4,250	690,667
The McGraw Hill Financial, Inc.	8,960	900,032
Scripps Networks Interactive Class A	8,100	529,497
Starz Class A (a)	19,200	858,624
Time Warner Cable, Inc.	1,340	238,748
Time Warner, Inc.	21,700	1,896,797
Twenty-First Century Fox Class A	42,700	1,389,671
Twenty-First Century Fox, Inc. Class B	10,800	347,976
Viacom, Inc. Class B	19,300	1,247,552
The Walt Disney Co.	73,540	8,393,856

		29,968,574

Telecommunications — 2.9%
ARRIS Group, Inc. (a)	300	9,180
CommScope Holding Co., Inc. (a)	10,600	323,406
Harris Corp.	8,970	689,882
Juniper Networks, Inc.	53,000	1,376,410
Level 3 Communications, Inc. (a)	1,040	54,777
Motorola Solutions, Inc.	21,300	1,221,342
Palo Alto Networks, Inc. (a)	1,700	296,990
QUALCOMM, Inc.	790	49,478
Verizon Communications, Inc.	215,900	10,063,099

		14,084,564

		71,334,361

Consumer, Cyclical — 14.7%
Airlines — 1.5%
Alaska Air Group, Inc.	29,900	1,926,457
American Airlines Group, Inc.	21,000	838,635
Delta Air Lines, Inc.	35,900	1,474,772
JetBlue Airways Corp. (a)	88,900	1,845,564

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co.	42,700	$1,412,943
Spirit Airlines, Inc. (a)	800	49,680

		7,548,051

Apparel — 0.9%
Carter’s, Inc.	5,100	542,130
Nike, Inc. Class B	37,670	4,069,113
Ralph Lauren Corp.	150	19,854
VF Corp.	400	27,896

		4,658,993

Auto Manufacturers — 0.2%
Paccar, Inc.	11,900	759,339

Automotive & Parts — 0.3%
Allison Transmission Holdings, Inc.	12,300	359,898
BorgWarner, Inc.	80	4,547
Delphi Automotive PLC	10,500	893,445
Lear Corp.	2,830	317,696

		1,575,586

Distribution & Wholesale — 0.3%
Fossil Group, Inc. (a)	10,310	715,102
Genuine Parts Co.	2,600	232,778
HD Supply Holdings, Inc. (a)	8,000	281,440

		1,229,320

Entertainment — 0.3%
Cinemark Holdings, Inc.	27,800	1,116,726
The Madison Square Garden Co. Class A (a)	2,200	183,678
Regal Entertainment Group Class A	800	16,728

		1,317,132

Home Builders — 0.4%
Lennar Corp.	21,200	914,144
NVR, Inc. (a)	130	174,200
Thor Industries, Inc.	19,600	1,103,088

		2,191,432

Home Furnishing — 0.2%
Harman International Industries, Inc.	1,590	189,115
Tempur Sealy International, Inc. (a)	5,600	369,040
Whirlpool Corp.	3,560	616,058

		1,174,213

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	234,327
The Toro Co.	3,180	215,540

		449,867

Leisure Time — 0.2%
Harley-Davidson, Inc.	1,900	107,065
Jarden Corp. (a)	5,475	283,331
Norwegian Cruise Line Holdings Ltd. (a)	8,400	470,736

		861,132

	Number of Shares	Value
Lodging — 0.8%
Choice Hotels International, Inc.	6,200	$336,350
Hilton Worldwide Holdings, Inc. (a)	15,400	424,270
Las Vegas Sands Corp.	300	15,771
Marriott International, Inc. Class A	6,167	458,763
MGM Resorts International (a)	37,800	689,850
Starwood Hotels & Resorts Worldwide, Inc.	9,700	786,573
Wyndham Worldwide Corp.	15,300	1,253,223

		3,964,800

Retail — 9.3%
AutoNation, Inc. (a)	2,500	157,450
AutoZone, Inc. (a)	1,258	838,960
Bed Bath & Beyond, Inc. (a)	16,300	1,124,374
Brinker International, Inc.	6,200	357,430
CarMax, Inc. (a)	6,200	410,502
Chipotle Mexican Grill, Inc. (a)	113	68,364
Coach, Inc.	39,109	1,353,562
Costco Wholesale Corp.	19,230	2,597,204
CST Brands, Inc.	7,500	292,950
CVS Health Corp.	42,760	4,484,669
Darden Restaurants, Inc.	16,100	1,144,388
Dick’s Sporting Goods, Inc.	400	20,708
Dillard’s, Inc. Class A	450	47,336
Dollar General Corp.	5,700	443,118
Dollar Tree, Inc. (a)	6,420	507,116
Domino’s Pizza, Inc.	4,430	502,362
DSW, Inc. Class A	26,400	880,968
Dunkin’ Brands Group, Inc.	16,900	929,500
Family Dollar Stores, Inc.	30	2,364
Foot Locker, Inc.	15,600	1,045,356
The Gap, Inc.	23,500	896,995
GNC Holdings, Inc. Class A	3,600	160,128
The Home Depot, Inc.	79,620	8,848,171
L Brands, Inc.	12,100	1,037,333
Lowe’s Cos., Inc.	65,100	4,359,747
Macy’s, Inc.	17,600	1,187,472
McDonald’s Corp.	8,210	780,525
The Michaels Cos., Inc. (a)	35,400	952,614
Nordstrom, Inc.	100	7,450
Nu Skin Enterprises, Inc. Class A	30	1,414
O’Reilly Automotive, Inc. (a)	5,700	1,288,086
Office Depot, Inc. (a)	190,700	1,651,462
Panera Bread Co. Class A (a)	120	20,972
Rite Aid Corp. (a)	27,100	226,285
Ross Stores, Inc.	22,360	1,086,920
Sally Beauty Holdings, Inc. (a)	2,100	66,318
Sears Holdings Corp. (a)	500	13,350
Starbucks Corp.	45,800	2,455,567
Target Corp.	10,700	873,441
Tiffany & Co.	2,000	183,600

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	23,620	$1,562,935
Walgreens Boots Alliance, Inc.	3,400	287,096
Williams-Sonoma, Inc.	1,000	82,270
World Fuel Services Corp.	3,300	158,235
Yum! Brands, Inc.	1,840	165,747

		45,562,814

Textiles — 0.1%
Cintas Corp.	4,100	346,819

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	326,832

		71,966,330

Consumer, Non-cyclical — 30.8%
Agriculture — 1.7%
Altria Group, Inc.	109,870	5,373,742
Philip Morris International, Inc.	18,770	1,504,791
Reynolds American, Inc.	18,740	1,399,128

		8,277,661

Beverages — 3.3%
Brown-Forman Corp. Class B	7	701
The Coca-Cola Co.	184,860	7,252,058
Coca-Cola Enterprises, Inc.	16,600	721,104
Dr. Pepper Snapple Group, Inc.	12,000	874,800
Keurig Green Mountain, Inc.	120	9,196
Monster Beverage Corp. (a)	1,550	207,731
PepsiCo, Inc.	74,723	6,974,645

		16,040,235

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc. (a)	110	19,885
Alkermes PLC (a)	2,500	160,850
Amgen, Inc.	64,640	9,923,533
Biogen, Inc. (a)	2,050	828,077
Celgene Corp. (a)	13,760	1,592,514
Charles River Laboratories International, Inc. (a)	8,900	626,026
Gilead Sciences, Inc.	115,970	13,577,767
Illumina, Inc. (a)	1,380	301,337
Regeneron Pharmaceuticals, Inc. (a)	650	331,584
Vertex Pharmaceuticals, Inc. (a)	2,100	259,308

		27,620,881

Commercial Services — 5.2%
Aaron’s, Inc.	34,250	1,240,193
Automatic Data Processing, Inc.	21,880	1,755,432
Avis Budget Group, Inc. (a)	1,200	52,896
Booz Allen Hamilton Holding Corp.	25,600	646,144
CoreLogic, Inc. (a)	26,400	1,047,816
Donnelley (R.R.) & Sons Co.	77,600	1,352,568
Equifax, Inc.	9,150	888,374
FleetCor Technologies, Inc. (a)	750	117,045
Gartner, Inc. (a)	3,900	334,542
Genpact Ltd. (a)	14,300	305,019

	Number of Shares	Value
Global Payments, Inc.	3,080	$318,626
H&R Block, Inc.	10,300	305,395
KAR Auction Services, Inc.	5,700	213,180
MasterCard, Inc. Class A	9,860	921,713
McKesson Corp.	14,730	3,311,451
Moody’s Corp.	7,900	852,884
Paychex, Inc.	5,200	243,776
Robert Half International, Inc.	4,100	227,550
SEI Investments Co.	11,200	549,136
Service Corp. International	15,100	444,393
ServiceMaster Global Holdings, Inc. (a)	35,600	1,287,652
Total System Services, Inc.	21,200	885,524
Towers Watson & Co. Class A	6,790	854,182
United Rentals, Inc. (a)	14,170	1,241,575
Vantiv, Inc. Class A (a)	11,200	427,728
Verisk Analytics, Inc. Class A (a)	7,800	567,528
Visa, Inc. Class A	43,420	2,915,653
Western Union Co.	79,220	1,610,543
WEX, Inc. (a)	3,270	372,682

		25,291,200

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	10,980	718,202
Coty, Inc. Class A	49,000	1,566,530
The Estee Lauder Cos., Inc. Class A	8,860	767,807

		3,052,539

Foods — 1.5%
Campbell Soup Co.	1,200	57,180
Flowers Foods, Inc.	1,500	31,725
General Mills, Inc.	23,660	1,318,335
The Hershey Co.	900	79,947
Hormel Foods Corp.	1,900	107,103
Ingredion, Inc.	14,100	1,125,321
Kellogg Co.	940	58,938
Kraft Foods Group, Inc.	6,766	576,057
The Kroger Co.	29,860	2,165,149
McCormick & Co., Inc.	2,400	194,280
Pilgrim’s Pride Corp.	68,300	1,568,851
Sysco Corp.	1,200	43,320
The Hain Celestial Group, Inc. (a)	200	13,172
Tyson Foods, Inc. Class A	300	12,789
WhiteWave Foods Co. (a)	23	1,124
Whole Foods Market, Inc.	600	23,664

		7,376,955

Health Care – Products — 2.1%
Baxter International, Inc.	2,020	141,259
Becton, Dickinson & Co.	4,290	607,678
Bio-Techne Corp.	40	3,939
Boston Scientific Corp. (a)	1,500	26,550
Bruker Corp. (a)	4,100	83,681
C.R. Bard, Inc.	2,360	402,852

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cooper Cos., Inc.	1,380	$245,599
Edwards Lifesciences Corp. (a)	8,250	1,175,047
Henry Schein, Inc. (a)	2,590	368,091
Hill-Rom Holdings, Inc.	3,600	195,588
Hologic, Inc. (a)	38,500	1,465,310
IDEXX Laboratories, Inc. (a)	1,600	102,624
Intuitive Surgical, Inc. (a)	56	27,132
Johnson & Johnson	17,660	1,721,143
ResMed, Inc.	5,900	332,583
St. Jude Medical, Inc.	8,140	594,790
Stryker Corp.	14,200	1,357,094
Varian Medical Systems, Inc. (a)	10,200	860,166
Zimmer Biomet Holdings, Inc.	4,360	476,243

		10,187,369

Health Care – Services — 3.1%
Aetna, Inc.	8,800	1,121,648
Anthem, Inc.	9,330	1,531,426
Catamaran Corp. (a)	3,960	241,877
Centene Corp. (a)	11,700	940,680
Cigna Corp.	10,120	1,639,440
DaVita HealthCare Partners, Inc. (a)	1,660	131,920
HCA Holdings, Inc. (a)	17,500	1,587,600
Humana, Inc.	1,710	327,089
Laboratory Corporation of America Holdings (a)	1,677	203,286
LifePoint Health, Inc. (a)	3,300	286,935
MEDNAX, Inc. (a)	10,200	755,922
Premier, Inc. (a)	2,600	99,996
Thermo Fisher Scientific, Inc.	6,090	790,238
UnitedHealth Group, Inc.	44,440	5,421,680
Universal Health Services, Inc. Class B	2,800	397,880

		15,477,617

Household Products — 1.0%
Avery Dennison Corp.	24,100	1,468,654
Church & Dwight Co., Inc.	5,560	451,083
The Clorox Co.	10,740	1,117,175
Kimberly-Clark Corp.	14,400	1,525,968
Spectrum Brands Holdings, Inc.	500	50,995
Tupperware Brands Corp.	3,200	206,528

		4,820,403

Pharmaceuticals — 6.7%
AbbVie, Inc.	87,283	5,864,545
Align Technology, Inc. (a)	2,000	125,420
Allergan PLC (a)	7,398	2,244,997
AmerisourceBergen Corp.	17,100	1,818,414
BioMarin Pharmaceutical, Inc. (a)	400	54,712
Bristol-Myers Squibb Co.	75,500	5,023,770
Cardinal Health, Inc.	19,000	1,589,350
DENTSPLY International, Inc.	1,950	100,523
Eli Lilly & Co.	16,300	1,360,887

	Number of Shares	Value
Endo International PLC (a)	2,000	$159,300
Express Scripts Holding Co. (a)	33,780	3,004,393
Herbalife Ltd. (a)	23,580	1,299,022
Hospira, Inc. (a)	8,600	762,906
Isis Pharmaceuticals, Inc. (a)	4,700	270,485
Jazz Pharmaceuticals Plc (a)	1,680	295,798
Mallinckrodt PLC (a)	17,018	2,003,359
Mead Johnson Nutrition Co.	3,800	342,836
Medivation, Inc. (a)	4,130	471,646
Merck & Co., Inc.	26,500	1,508,645
Mylan NV (a)	6,300	427,518
Omnicare, Inc.	5,300	499,525
OPKO Health, Inc. (a)	36,700	590,136
Perrigo Co. PLC	2,210	408,474
Sirona Dental Systems, Inc. (a)	2,570	258,079
United Therapeutics Corp. (a)	8,270	1,438,566
VCA, Inc. (a)	7,500	408,038
VWR Corp. (a)	5,700	152,361
Zoetis, Inc.	9,800	472,556

		32,956,261

		151,101,121

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,100	269,508

Energy — 0.6%
Oil & Gas — 0.2%
Continental Resources, Inc. (a)	40	1,696
CVR Energy, Inc.	7,400	278,536
EOG Resources, Inc.	90	7,879
Marathon Petroleum Corp.	8,800	460,328
Murphy USA, Inc. (a)	100	5,582
Tesoro Corp.	4,500	379,845

		1,133,866

Oil & Gas Services — 0.3%
Dresser-Rand Group, Inc. (a)	70	5,963
FMC Technologies, Inc. (a)	8,800	365,112
HollyFrontier Corp.	6,100	260,409
RPC, Inc.	50	691
Schlumberger Ltd.	10,370	893,790

		1,525,965

Pipelines — 0.1%
ONEOK, Inc.	2,900	114,492
The Williams Cos., Inc.	6,200	355,818

		470,310

		3,130,141

Financial — 5.6%
Banks — 0.4%
The Bank of New York Mellon Corp.	34,000	1,426,980
Signature Bank (a)	2,090	305,955

		1,732,935

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 2.1%
Air Lease Corp.	100	$3,390
Ally Financial, Inc. (a)	54,500	1,222,435
American Express Co.	6,200	481,864
Ameriprise Financial, Inc.	1,730	216,129
BlackRock, Inc.	2,350	813,053
The Charles Schwab Corp.	8,100	264,465
Credit Acceptance Corp. (a)	7,170	1,765,111
Eaton Vance Corp.	3,500	136,955
Federated Investors, Inc. Class B	80	2,679
IntercontinentalExchange, Inc.	1,090	243,735
Invesco Ltd.	8,900	333,661
Lazard Ltd. Class A	8,800	494,912
Legg Mason, Inc.	25,100	1,293,403
Santander Consumer USA Holdings, Inc.	61,000	1,559,770
SLM Corp. (a)	88,200	870,534
T. Rowe Price Group, Inc.	4,200	326,466
TD Ameritrade Holding Corp.	8,100	298,242
Waddell & Reed Financial, Inc. Class A	3,600	170,316

		10,497,120

Diversified Financial Services — 0.1%
Affiliated Managers Group, Inc. (a)	1,900	415,340

Insurance — 1.3%
AmTrust Financial Services, Inc.	23,300	1,526,383
Aon PLC	11,850	1,181,208
Arthur J. Gallagher & Co.	3,200	151,360
Berkshire Hathaway, Inc. Class B (a)	8,860	1,205,935
Erie Indemnity Co. Class A	90	7,386
Markel Corp. (a)	1,870	1,497,271
Marsh & McLennan Cos., Inc.	14,200	805,140

		6,374,683

Real Estate — 0.5%
CBRE Group, Inc. (a)	26,100	965,700
Jones Lang LaSalle, Inc.	9,170	1,568,070

		2,533,770

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	1,935	180,516
Boston Properties, Inc.	8,190	991,318
Crown Castle International Corp.	2,400	192,720
Digital Realty Trust, Inc.	13,400	893,512
Equity Lifestyle Properties, Inc.	2,800	147,224
Extra Space Storage, Inc.	2,200	143,484
Health Care REIT, Inc.	8,300	544,729
Iron Mountain, Inc.	2,143	66,433
Lamar Advertising Co.Class A	15,800	908,184
Public Storage	4,600	848,102
Simon Property Group, Inc.	4,869	842,434

	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.	500	$15,850
Taubman Centers, Inc.	400	27,800

		5,802,306

		27,356,154

Industrial — 9.5%
Aerospace & Defense — 2.2%
The Boeing Co.	32,830	4,554,178
General Dynamics Corp.	12,750	1,806,547
Lockheed Martin Corp.	2,180	405,262
Northrop Grumman Corp.	10,480	1,662,442
Rockwell Collins, Inc.	1,400	129,290
Spirit AeroSystems Holdings, Inc. Class A (a)	34,200	1,884,762
TransDigm Group, Inc. (a)	250	56,168
United Technologies Corp.	3,450	382,708

		10,881,357

Building Materials — 0.0%
Lennox International, Inc.	10	1,077
Masco Corp.	8,600	229,362

		230,439

Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	1,160	208,777
AMETEK, Inc.	8,575	469,739
Emerson Electric Co.	10	554
Hubbell, Inc. Class B	900	97,452

		776,522

Electronics — 1.0%
Allegion PLC	2,600	156,364
Amphenol Corp. Class A	500	28,985
FLIR Systems, Inc.	4,300	132,526
Gentex Corp.	7,520	123,478
Jabil Circuit, Inc.	57,800	1,230,562
Keysight Technologies, Inc. (a)	11,910	371,473
Mettler-Toledo International, Inc. (a)	1,760	600,970
Trimble Navigation Ltd. (a)	20	469
Tyco International PLC	17,900	688,792
Waters Corp. (a)	13,110	1,683,062

		5,016,681

Engineering & Construction — 0.3%
AECOM (a)	37,700	1,247,116

Environmental Controls — 0.1%
Stericycle, Inc. (a)	1,620	216,934
Waste Management, Inc.	1,200	55,620

		272,554

Hand & Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	24,600	1,497,894
Snap-on, Inc.	2,270	361,498

		1,859,392

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	12,680	$1,075,518
Ingersoll-Rand PLC	1,300	87,646

		1,163,164

Machinery – Diversified — 1.1%
Cummins, Inc.	2,580	338,470
Deere & Co.	13,700	1,329,585
Flowserve Corp.	90	4,739
IDEX Corp.	50	3,929
The Middleby Corp. (a)	4,900	549,927
Rockwell Automation, Inc.	8,590	1,070,658
Roper Technologies, Inc.	3,810	657,073
Wabtec Corp.	12,100	1,140,304
Zebra Technologies Corp. Class A (a)	4,350	483,067

		5,577,752

Manufacturing — 1.8%
3M Co.	7,160	1,104,788
AptarGroup, Inc.	16,371	1,043,979
Danaher Corp.	2,420	207,128
Honeywell International, Inc.	14,700	1,498,959
Illinois Tool Works, Inc.	15,300	1,404,387
Leggett & Platt, Inc.	22,300	1,085,564
Pall Corp.	8,220	1,022,979
Parker Hannifin Corp.	3,150	366,439
Textron, Inc.	19,200	856,896

		8,591,119

Metal Fabricate & Hardware — 0.1%
The Timken Co.	14,900	544,893
Valmont Industries, Inc.	10	1,189

		546,082

Miscellaneous – Manufacturing — 0.1%
A.O. Smith Corp.	5,100	367,098

Packaging & Containers — 0.7%
Ball Corp.	1,400	98,210
Bemis Co., Inc.	7,200	324,072
Crown Holdings, Inc. (a)	10,100	534,391
Graphic Packaging Holding Co.	36,100	502,873
Owens-Illinois, Inc. (a)	13,700	314,278
Sealed Air Corp.	26,600	1,366,708
Silgan Holdings, Inc.	2,500	131,900

		3,272,432

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,110	687,925

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	4,400	274,516
Expeditors International of Washington, Inc.	2,700	124,483
FedEx Corp.	3,200	545,280
Landstar System, Inc.	60	4,012

	Number of Shares	Value
Teekay Corp.	500	$21,410
Union Pacific Corp.	2,920	278,480
United Continental Holdings, Inc. (a)	29,855	1,582,614
United Parcel Service, Inc. Class B	33,380	3,234,856

		6,065,651

Trucking & Leasing — 0.0%
AMERCO	230	75,189

		46,630,473

Technology — 20.8%
Computers — 11.3%
Accenture PLC Class A	33,500	3,242,130
Apple, Inc.	314,113	39,397,623
Cadence Design Systems, Inc. (a)	58,000	1,140,280
Cognizant Technology Solutions Corp. Class A (a)	21,300	1,301,217
DST Systems, Inc.	10,610	1,336,648
EMC Corp.	9,180	242,260
Fortinet, Inc. (a)	28,500	1,177,905
IHS, Inc. Class A (a)	2,910	374,313
International Business Machines Corp.	24,010	3,905,467
Jack Henry & Associates, Inc.	3,600	232,920
NetApp, Inc.	14,860	468,982
Synopsys, Inc. (a)	25,500	1,291,575
Teradata Corp. (a)	28,100	1,039,700

		55,151,020

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	51,500	1,071,715

Semiconductors — 2.2%
Altera Corp.	900	46,080
Analog Devices, Inc.	8,880	569,963
Applied Materials, Inc.	5,900	113,398
Avago Technologies Ltd.	13,300	1,767,969
Intel Corp.	27,900	848,578
KLA-Tencor Corp.	13,600	764,456
Lam Research Corp.	17,100	1,391,085
Linear Technology Corp.	420	18,577
Maxim Integrated Products, Inc.	11,000	380,325
Microchip Technology, Inc.	6,100	289,292
Micron Technology, Inc. (a)	51,800	975,912
ON Semiconductor Corp. (a)	92,500	1,081,325
Qorvo, Inc. (a)	4,300	345,161
Skyworks Solutions, Inc.	10,070	1,048,287
Texas Instruments, Inc.	19,450	1,001,869
Xilinx, Inc.	3,410	150,586

		10,792,863

Software — 7.1%
Adobe Systems, Inc. (a)	3,750	303,787
ANSYS, Inc. (a)	2,400	218,976
Autodesk, Inc. (a)	50	2,504

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadridge Financial Solutions, Inc.	7,960	$398,080
Cerner Corp. (a)	3,200	220,992
Citrix Systems, Inc. (a)	8,100	568,296
The Dun & Bradstreet Corp.	3,740	456,280
Electronic Arts, Inc. (a)	14,600	970,900
Fidelity National Information Services, Inc.	8,000	494,400
Fiserv, Inc. (a)	9,900	820,017
Informatica Corp. (a)	11,900	576,793
Inovalon Holdings, Inc. Class A (a)	15,900	443,610
Intuit, Inc.	15,330	1,544,804
Leidos Holdings, Inc.	30,900	1,247,433
Microsoft Corp.	326,560	14,417,624
MSCI, Inc.	19,000	1,169,450
Oracle Corp.	86,000	3,465,800
PTC, Inc. (a)	4,400	180,488
Red Hat, Inc. (a)	10,600	804,858
Salesforce.com, Inc. (a)	35,540	2,474,650
Servicenow, Inc. (a)	2,600	193,206
SolarWinds, Inc. (a)	12,800	590,464
Solera Holdings, Inc.	1,300	57,928
Splunk, Inc. (a)	4,600	320,252
SS&C Technologies Holdings, Inc	5,500	343,750
Tableau Software, Inc. Class A (a)	8,620	993,886
Veeva Systems, Inc. Class A (a)	11,000	308,330
VeriFone Systems, Inc. (a)	24,000	815,040
VMware, Inc. Class A (a)	3,980	341,245
Workday, Inc. Class A (a)	3,700	282,643

		35,026,486

		102,042,084

Utilities — 0.1%
Electric — 0.1%
Calpine Corp. (a)	11,600	208,684
Dominion Resources, Inc.	3,900	260,793
ITC Holdings Corp.	2,500	80,450

		549,927

TOTAL COMMON STOCK (Cost $452,075,782)		487,966,077

TOTAL EQUITIES (Cost $452,075,782)		487,966,077

TOTAL LONG-TERM INVESTMENTS (Cost $452,075,782)		487,966,077

TOTAL INVESTMENTS — 99.6% (Cost $452,075,782) (b)		487,966,077

Other Assets/(Liabilities) — 0.4%		2,052,831

NET ASSETS — 100.0%		$490,018,908

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 6.4%
Chemicals — 2.8%
A. Schulman, Inc.	27,811	$1,215,897
Cytec Industries, Inc.	28,624	1,732,611
Intrepid Potash, Inc. (a) (b)	111,980	1,337,041
Tronox Ltd. Class A	71,160	1,041,071

		5,326,620

Forest Products & Paper — 1.3%
P.H. Glatfelter Co.	113,969	2,506,178

Mining — 2.3%
Century Aluminum Co. (a)	85,850	895,415
Kaiser Aluminum Corp.	33,010	2,742,471
Osisko Gold Royalties Ltd.	67,698	852,052

		4,489,938

		12,322,736

Communications — 1.1%
Internet — 0.7%
Zynga, Inc. (a)	470,000	1,344,200

Telecommunications — 0.4%
RigNet, Inc. (a)	28,410	868,494

		2,212,694

Consumer, Cyclical — 12.2%
Airlines — 0.6%
Spirit Airlines, Inc. (a)	17,190	1,067,499

Apparel — 0.5%
Iconix Brand Group, Inc. (a)	40,040	999,799

Automotive & Parts — 1.8%
Dana Holding Corp.	165,055	3,396,832

Entertainment — 0.8%
International Speedway Corp. Class A	41,980	1,539,406

Retail — 7.8%
Brinker International, Inc.	40,330	2,325,024
Krispy Kreme Doughnuts, Inc. (a)	52,030	1,002,098
Mattress Firm Holding Corp. (a) (b)	55,640	3,391,258
Nu Skin Enterprises, Inc. Class A (b)	30,290	1,427,568
Party City Holdco, Inc. (a)	71,190	1,443,021
Popeyes Louisiana Kitchen, Inc. (a)	51,800	3,107,482
Texas Roadhouse, Inc.	58,720	2,197,890

		14,894,341

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	94,400	1,430,160

		23,328,037

	Number of Shares	Value
Consumer, Non-cyclical — 28.6%
Agriculture — 1.2%
Universal Corp. (b)	40,480	$2,320,313

Biotechnology — 1.0%
Celldex Therapeutics, Inc. (a) (b)	28,280	713,222
Ultragenyx Pharmaceutical, Inc. (a)	11,700	1,197,963

		1,911,185

Commercial Services — 11.1%
ABM Industries, Inc.	64,580	2,122,745
Booz Allen Hamilton Holding Corp.	63,340	1,598,702
James River Group Holdings Ltd.	44,100	1,140,867
KAR Auction Services, Inc.	92,590	3,462,866
Korn/Ferry International	108,073	3,757,698
LifeLock, Inc. (a)	107,770	1,767,428
On Assignment, Inc. (a)	58,220	2,286,882
Paylocity Holding Corp. (a) (b)	70,250	2,518,462
Team Health Holdings, Inc. (a)	38,210	2,496,259

		21,151,909

Foods — 2.2%
Pinnacle Foods, Inc.	91,300	4,157,802

Health Care – Products — 2.4%
Dexcom, Inc. (a)	24,540	1,962,709
NxStage Medical, Inc. (a)	65,180	931,096
Spectranetics Corp. (a) (b)	74,330	1,710,334

		4,604,139

Health Care – Services — 4.9%
Acadia Healthcare Co., Inc. (a)	32,590	2,552,775
HealthSouth Corp.	71,313	3,284,677
WellCare Health Plans, Inc. (a)	42,126	3,573,548

		9,411,000

Household Products — 2.6%
Acco Brands Corp. (a)	248,600	1,931,622
Prestige Brands Holdings, Inc. (a)	67,796	3,134,887

		5,066,509

Pharmaceuticals — 3.2%
Acadia Pharmaceuticals, Inc. (a) (b)	33,910	1,420,151
Aratana Therapeutics, Inc. (a)	50,750	767,340
Axovant Sciences Ltd. (a) (b)	20,080	409,230
Diplomat Pharmacy, Inc. (a)	35,160	1,573,410
Esperion Therapeutics, Inc. (a)	8,780	717,853
VWR Corp. (a)	48,140	1,286,782

		6,174,766

		54,797,623

Energy — 3.3%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a)	160,969	1,860,802

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 1.1%
Suburban Propane Partners LP	2,275	$90,727
Western Refining, Inc.	46,980	2,049,268

		2,139,995

Oil & Gas Services — 0.4%
NOW, Inc. (a) (b)	42,610	848,365

Pipelines — 0.8%
Cone Midstream Partners LP	84,455	1,494,853

		6,344,015

Financial — 22.1%
Banks — 6.7%
BancorpSouth, Inc.	124,040	3,195,270
FirstMerit Corp.	131,149	2,731,834
MB Financial, Inc.	90,530	3,117,853
Talmer Bancorp, Inc.	82,740	1,385,895
Webster Financial Corp.	61,550	2,434,303

		12,865,155

Insurance — 1.8%
Endurance Specialty Holdings Ltd.	35,310	2,319,867
Old Republic International Corp.	73,080	1,142,240

		3,462,107

Real Estate Investment Trusts (REITS) — 9.2%
Apollo Commercial Real Estate Finance, Inc.	120,682	1,982,805
Chatham Lodging Trust	111,955	2,963,449
CYS Investments, Inc.	300,420	2,322,247
DuPont Fabros Technology, Inc.	64,220	1,891,279
LaSalle Hotel Properties	90,446	3,207,215
National Storage Affiliates Trust	111,230	1,379,252
STAG Industrial, Inc.	192,620	3,852,400

		17,598,647

Savings & Loans — 4.4%
BankUnited, Inc.	89,958	3,232,191
First Niagara Financial Group, Inc.	233,350	2,202,824
Flagstar Bancorp, Inc. (a)	61,679	1,139,828
Oritani Financial Corp.	107,708	1,728,713

		8,303,556

		42,229,465

Industrial — 8.9%
Aerospace & Defense — 0.7%
AAR Corp.	42,629	1,358,586

Building Materials — 1.7%
Boise Cascade Co. (a)	43,850	1,608,418
Masonite International Corp. (a)	22,620	1,585,888

		3,194,306

Electrical Components & Equipment — 1.6%
Generac Holdings, Inc. (a) (b)	41,150	1,635,713
Greatbatch, Inc. (a)	27,432	1,479,133

		3,114,846

	Number of Shares	Value
Engineering & Construction — 0.8%
AECOM (a)	42,956	$1,420,985

Manufacturing — 1.5%
Matthews International Corp. Class A	27,100	1,440,094
SPX Corp.	20,560	1,488,338

		2,928,432

Transportation — 2.0%
Saia, Inc. (a)	25,853	1,015,764
Swift Transportation Co. (a)	66,149	1,499,598
XPO Logistics, Inc. (a) (b)	30,260	1,367,147

		3,882,509

Trucking & Leasing — 0.6%
The Greenbrier Cos., Inc. (b)	26,040	1,219,974

		17,119,638

Technology — 13.7%
Computers — 4.2%
CACI International, Inc. Class A (a)	20,720	1,676,041
FleetMatics Group PLC (a) (b)	24,630	1,153,423
Fortinet, Inc. (a)	56,707	2,343,700
j2 Global, Inc.	42,506	2,887,857

		8,061,021

Semiconductors — 3.5%
Cavium, Inc. (a)	38,700	2,662,947
Cypress Semiconductor Corp.	89,621	1,053,943
MKS Instruments, Inc.	76,420	2,899,375

		6,616,265

Software — 6.0%
Black Knight Financial Services, Inc. Class A (a)	49,100	1,515,717
Guidewire Software, Inc. (a)	44,230	2,341,094
Imperva, Inc. (a)	43,880	2,970,676
Proofpoint, Inc. (a)	29,320	1,866,804
SYNNEX Corp.	38,050	2,784,880

		11,479,171

		26,156,457

Utilities — 2.2%
Electric — 2.2%
Allete, Inc.	46,970	2,178,939
Portland General Electric Co.	59,170	1,962,077

		4,141,016

TOTAL COMMON STOCK (Cost $161,500,989)		188,651,681

TOTAL EQUITIES (Cost $161,500,989)		188,651,681

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 9.6%
Diversified Financial — 9.6%
State Street Navigator Securities Lending Prime Portfolio (c)	18,318,712	$18,318,712

TOTAL MUTUAL FUNDS (Cost $18,318,712)		18,318,712

TOTAL LONG-TERM INVESTMENTS (Cost $179,819,701)		206,970,393

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$3,401,307	3,401,307

TOTAL SHORT-TERM INVESTMENTS (Cost $3,401,307)		3,401,307

TOTAL INVESTMENTS — 109.9% (Cost $183,221,008) (e)		210,371,700

Other Assets/(Liabilities) — (9.9)%		(18,914,489)

NET ASSETS — 100.0%		$191,457,211

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $17,902,426 or 9.35% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,401,307. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 7/25/39, and an aggregate market value, including accrued interest, of $3,471,636.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 96.8%
Brazil — 2.3%
AMBEV SA ADR (Brazil)	181,580	$1,107,639
BM&F BOVESPA SA	597,700	2,253,078
Embraer SA Sponsored ADR (Brazil)	110,330	3,341,895
Itau Unibanco Holding SA Sponsored ADR (Brazil)	309,625	3,390,394

		10,093,006

Cayman Islands — 1.3%
JD.com, Inc. ADR (Cayman Islands) (a)	107,712	3,672,979
Qihoo 360 Technology Co. Ltd. ADR (Cayman Islands) (a)	22,800	1,543,332
Theravance Biopharma, Inc. (a) (b)	22,214	289,226

		5,505,537

Denmark — 0.4%
FLSmidth & Co. A/S (b)	38,715	1,867,846

France — 4.8%
Kering	28,990	5,171,163
LVMH Moet Hennessy Louis Vuitton SE	44,750	7,833,756
Societe Generale SA	82,660	3,856,478
Technip SA	67,460	4,178,462

		21,039,859

Germany — 7.1%
Allianz SE	42,077	6,551,039
Bayer AG	47,896	6,701,982
Deutsche Bank AG	148,298	4,453,994
Linde AG	22,467	4,254,145
SAP SE	102,000	7,107,368
Siemens AG	20,481	2,062,547

		31,131,075

India — 3.4%
DLF Ltd.	2,609,492	4,759,265
ICICI Bank Ltd. Sponsored ADR (India)	642,000	6,689,640
Zee Entertainment Enterprises Ltd.	625,845	3,624,421

		15,073,326

Italy — 1.2%
Brunello Cucinelli SpA (b)	59,940	1,122,676
Prysmian SpA	78,003	1,683,555
Tod’s SpA (b)	24,787	2,352,829

		5,159,060

Japan — 11.7%
The Dai-ichi Life Insurance Co. Ltd.	317,400	6,233,448
Fanuc Corp.	16,400	3,347,993
KDDI Corp.	248,600	5,978,795

	Number of Shares	Value
Keyence Corp.	12,320	$6,642,503
Kyocera Corp.	93,600	4,863,636
Murata Manufacturing Co. Ltd.	61,810	10,776,737
Nidec Corp. (b)	85,200	6,390,556
Nomura Holdings, Inc.	336,000	2,264,696
Sumitomo Mitsui Financial Group, Inc.	111,500	4,954,440

		51,452,804

Mexico — 0.7%
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	33,933	3,023,091

Netherlands — 2.1%
Airbus Group SE	139,880	9,062,576

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	494,297	4,862,363
Inditex SA	227,523	7,419,714
Repsol YPF SA	140,540	2,473,998

		14,756,075

Sweden — 3.4%
Assa Abloy AB	334,039	6,290,172
Telefonaktiebolaget LM Ericsson Class B	844,343	8,740,243

		15,030,415

Switzerland — 5.0%
Credit Suisse Group	195,871	5,382,038
Nestle SA	56,471	4,082,037
Roche Holding AG	13,969	3,921,845
UBS Group AG	407,481	8,639,884

		22,025,804

United Kingdom — 5.5%
Circassia Pharmaceuticals PLC (a)	662,697	3,047,324
Earthport PLC (a)	999,432	597,019
International Game Technology PLC (a) (b)	122,712	2,179,365
Prudential PLC	319,822	7,717,495
Shire Ltd.	38,270	3,076,264
Unilever PLC	171,962	7,391,880

		24,009,347

United States — 44.5%
3M Co.	38,060	5,872,658
Acadia Pharmaceuticals, Inc. (a) (b)	74,520	3,120,898
Adobe Systems, Inc. (a)	96,630	7,827,996
Aetna, Inc.	81,390	10,373,969
Altera Corp.	201,940	10,339,328
Anthem, Inc.	55,660	9,136,032
Biogen, Inc. (a)	11,420	4,612,995
BioMarin Pharmaceutical, Inc. (a)	31,260	4,275,743
Bluebird Bio, Inc. (a)	13,390	2,254,474

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Celldex Therapeutics, Inc. (a) (b)	164,080	$4,138,098
Citigroup, Inc.	162,270	8,963,795
Clovis Oncology, Inc. (a)	33,050	2,904,434
Colgate-Palmolive Co.	123,380	8,070,286
eBay, Inc. (a)	160,870	9,690,809
Emerson Electric Co.	57,550	3,189,997
Facebook, Inc. Class A (a)	78,490	6,731,695
FNF Group	90,450	3,345,746
Gilead Sciences, Inc.	54,850	6,421,838
The Goldman Sachs Group, Inc.	33,820	7,061,278
Google, Inc. Class A (a)	11,830	6,388,673
Google, Inc. Class C (a)	11,538	6,005,644
Intuit, Inc.	78,500	7,910,445
MacroGenics, Inc. (a)	5,590	212,252
Maxim Integrated Products, Inc.	215,350	7,445,726
McDonald’s Corp.	22,180	2,108,653
The McGraw Hill Financial, Inc.	110,590	11,108,765
Medivation, Inc. (a)	16,780	1,916,276
St. Jude Medical, Inc.	40,960	2,992,947
Theravance, Inc. (b)	95,490	1,725,504
Tiffany & Co.	62,000	5,691,600
United Parcel Service, Inc. Class B	52,080	5,047,073
Vertex Pharmaceuticals, Inc. (a)	31,660	3,909,377
The Walt Disney Co.	83,010	9,474,761
Zimmer Biomet Holdings, Inc.	42,880	4,683,781

		194,953,546

TOTAL COMMON STOCK (Cost $266,428,844)		424,183,367

PREFERRED STOCK — 1.8%
Germany — 1.8%
Bayerische Motoren Werke AG 3.960%	90,007	7,617,014
Zee Entertainment Enterprises Ltd. 6.000%	11,204,529	149,558

		7,766,572

TOTAL PREFERRED STOCK (Cost $3,516,838)		7,766,572

TOTAL EQUITIES (Cost $269,945,682)		431,949,939

MUTUAL FUNDS — 6.5%
United States — 6.5%
Oppenheimer Institutional Money Market Fund Class E (c)	7,613,816	7,613,816
State Street Navigator Securities Lending Prime Portfolio (d)	20,785,800	20,785,800

		28,399,616

TOTAL MUTUAL FUNDS (Cost $28,399,616)		28,399,616

	Number of Shares	Value
RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 7/03/15 (a)	137,551	$71,307

TOTAL RIGHTS (Cost $75,499)		71,307

TOTAL LONG-TERM INVESTMENTS (Cost $298,420,797)		460,420,862

TOTAL INVESTMENTS — 105.1% (Cost $298,420,797) (e)		460,420,862

Other Assets/(Liabilities) — (5.1)%		(22,266,268)

NET ASSETS — 100.0%		$438,154,594

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $20,055,387 or 4.58% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Australia — 2.1%
CIMIC Group Ltd. (a)	173,342	$2,891,224
CSL Ltd.	92,200	6,120,091
Sonic Healthcare Ltd.	158,567	2,613,011

		11,624,326

Brazil — 0.5%
Empresa Brasileira de Aeronautica SA	405,719	3,087,489

Canada — 3.7%
Dollarama, Inc.	164,642	9,978,703
Hudson’s Bay Co.	292,050	6,488,701
Saputo, Inc.	186,407	4,508,691

		20,976,095

Denmark — 2.2%
Novo Nordisk A/S	165,183	9,059,400
William Demant Holding (b)	45,064	3,433,625

		12,493,025

Finland — 0.8%
Nokia Oyj	700,999	4,749,606

France — 11.9%
Cie Generale d’Optique Essilor International SA	37,760	4,499,732
Danone SA	62,077	4,010,436
Dassault Systemes SA	82,997	6,033,437
Edenred (a)	185,214	4,575,891
Hermes International	11,946	4,453,892
Iliad SA	17,740	3,924,460
Kering	12,780	2,279,664
Legrand SA	97,270	5,456,910
LVMH Moet Hennessy Louis Vuitton SE	29,290	5,127,390
Pernod-Ricard SA (a)	36,605	4,234,914
Schneider Electric SE	72,890	5,027,274
SEB SA	63,547	5,921,220
Technip SA	42,340	2,622,533
Valeo SA	57,448	9,081,483

		67,249,236

Germany — 8.0%
Bayerische Motoren Werke AG	45,146	4,939,328
Brenntag AG	95,668	5,483,303
Continental AG	40,880	9,669,948
Infineon Technologies AG	706,323	8,764,732
ProSiebenSat.1 Media AG	133,803	6,606,007
SAP SE	80,176	5,586,670
United Internet AG	100,016	4,445,583

		45,495,571

	Number of Shares	Value
Hong Kong — 1.1%
Lenovo Group Ltd.	4,558,000	$6,265,169

India — 1.6%
Hero Honda Motors Ltd.	107,188	4,233,219
ICICI Bank Ltd. Sponsored ADR (India)	438,155	4,565,575

		8,798,794

Ireland — 2.0%
Experian PLC	322,619	5,870,604
James Hardie Industries NV	401,600	5,360,299

		11,230,903

Italy — 1.1%
DiaSorin SpA	46,204	2,109,450
Prada SpA	381,100	1,831,501
Trevi Finanziaria SpA (a)	350,341	765,542
Yoox SpA (b)	48,287	1,561,553

		6,268,046

Japan — 6.1%
Hoya Corp.	164,200	6,575,274
Keyence Corp.	11,409	6,151,325
Nidec Corp. (a)	102,700	7,703,170
Nippon Telegraph & Telephone Corp.	238,600	8,635,362
Yahoo! Japan Corp. (a)	1,278,200	5,153,272

		34,218,403

Luxembourg — 0.9%
SES SA	157,260	5,276,733

Mexico — 1.1%
Grupo Televisa SAB Sponsored ADR (Mexico)	161,630	6,274,477

Netherlands — 7.0%
Aalberts Industries NV	242,622	7,229,935
Airbus Group SE	122,260	7,921,007
ASML Holding NV	5,180	537,814
Boskalis Westminster	94,327	4,630,581
Gemalto NV	43,268	3,853,197
Gemalto NV (a)	24,078	2,149,234
Heineken NV	94,768	7,214,893
Koninklijke Vopak NV	116,458	5,887,617

		39,424,278

Panama — 1.4%
Carnival Corp.	165,710	8,184,417

South Africa — 0.7%
The SPAR Group Ltd.	237,771	3,703,366

Spain — 4.1%
Amadeus IT Holding SA Class A	177,547	7,069,071
Grifols SA	122,388	4,943,404
Inditex SA	181,131	5,906,832
Prosegur Cia de Seguridad SA	976,856	5,368,353

		23,287,660

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.7%
Atlas Copco AB	235,188	$6,572,389
Swedish Match AB	103,059	2,927,643
Telefonaktiebolaget LM Ericsson Class B	539,294	5,582,518

		15,082,550

Switzerland — 12.1%
ABB Ltd.	126,221	2,644,867
Aryzta AG	122,945	6,065,148
Barry Callebaut AG (a)	4,126	4,692,268
Cie Financiere Richemont SA	66,713	5,438,050
Galenica AG (a)	4,584	4,786,435
Roche Holding AG	29,095	8,168,522
SGS SA	1,987	3,629,613
Sika AG	1,442	5,081,874
Sonova Holding AG	40,641	5,501,347
Swatch Group AG (a)	10,845	4,229,546
Syngenta AG	19,945	8,173,041
Temenos Group AG	135,696	4,482,405
UBS Group AG	258,389	5,478,663

		68,371,779

Thailand — 1.2%
CP ALL PCL	4,795,000	6,565,965

United Kingdom — 25.5%
Aggreko PLC	206,738	4,670,610
ARM Holdings PLC	213,770	3,498,454
Aveva Group PLC	83,917	2,381,540
BT Group PLC	1,073,246	7,600,872
Bunzl PLC	277,099	7,575,599
Burberry Group PLC	298,012	7,366,468
Diageo PLC	112,042	3,247,693
Dignity PLC	132,307	4,448,718
Domino’s Pizza UK & IRL PLC	457,140	5,575,982
Essentra PLC	538,116	8,383,703
ICAP PLC	991,803	8,244,557
Inmarsat PLC	303,450	4,359,805
Intertek Group PLC	158,090	6,080,600
Prudential PLC	246,187	5,940,639
Reckitt Benckiser Group PLC	73,963	6,386,531
Rolls-Royce Holdings PLC (b) (c)	65,304,291	102,609
Rolls-Royce Holdings PLC	521,351	7,136,031
Royal Mail PLC	599,782	4,846,019
Sky PLC	377,688	6,160,667
Spectris PLC	118,632	3,929,975
Telecity Group PLC	166,260	2,684,727
Tullett Prebon PLC	338,149	1,952,293
Unilever PLC	129,488	5,566,112
Vodafone Group PLC	2,285,390	8,333,761
The Weir Group PLC	104,526	2,784,364
William Hill PLC	1,232,196	7,814,655
Wolseley PLC	110,171	7,025,581

		144,098,565

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $490,513,315)		$552,726,453

PREFERRED STOCK — 0.0%
Germany — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	6,533,478	87,209

TOTAL PREFERRED STOCK (Cost $19,495)		87,209

TOTAL EQUITIES (Cost $490,532,810)		552,813,662

MUTUAL FUNDS — 8.7%
United States — 8.7%
Oppenheimer Institutional Money Market Fund Class E (d)	20,617,232	20,617,232
State Street Navigator Securities Lending Prime Portfolio (e)	28,148,514	28,148,514

		48,765,746

TOTAL MUTUAL FUNDS (Cost $48,765,746)		48,765,746

WARRANTS — 0.0%
United States — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (c)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $539,298,556)		601,579,408

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	$5,903	5,903

TOTAL SHORT-TERM INVESTMENTS (Cost $5,903)		5,903

TOTAL INVESTMENTS — 106.5% (Cost $539,304,459) (f)		601,585,311

Other Assets/(Liabilities) — (6.5)%		(36,497,919)

NET ASSETS — 100.0%		$565,087,392

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $26,791,158 or 4.74% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $102,609 or 0.02% of net assets.
(d)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 92.0%
Bermuda — 0.9%
Jardine Strategic Holdings Ltd.	52,014	$1,574,516

Brazil — 5.3%
AMBEV SA ADR (Brazil)	96,780	590,358
B2W Cia Digital (a)	60,869	399,189
BM&F BOVESPA SA	496,500	1,871,596
Cyrela Brazil Realty SA	151,700	483,043
Diagnosticos da America SA	103,200	336,908
Embraer SA Sponsored ADR (Brazil)	59,940	1,815,583
Estacio Participacoes SA	186,500	1,079,734
Kroton Educacional SA	380,641	1,455,669
Natura Cosmeticos SA	36,400	322,427
Sul America SA	121,500	592,826

		8,947,333

Canada — 0.3%
First Quantum Minerals Ltd.	45,034	588,795

Cayman Islands — 15.9%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	41,500	3,414,205
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	20,050	3,991,554
China Lodging Group Ltd. Sponsored ADR (Cayman Islands) (a)	811	19,805
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	23,850	1,731,987
Homeinns Hotel Group ADR (Cayman Islands) (a)	29,510	912,449
JD.com, Inc. ADR (Cayman Islands) (a)	97,288	3,317,521
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	94,370	1,852,483
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	65,420	1,604,098
Qunar Cayman Islands Ltd. (a) (b)	23,000	985,550
SOHO China Ltd.	799,000	518,361
Tencent Holdings Ltd.	271,293	5,405,098
Tingyi Cayman Islands Holding Corp.	878,000	1,791,245
Want Want China Holdings Ltd.	1,136,000	1,196,931
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	3,688	155,855

		26,897,142

China — 3.8%
China Life Insurance Co. Ltd.	339,000	1,456,729
China Oilfield Services Ltd.	316,000	498,808

	Number of Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	204,800	$978,070
The People’s Insurance Co. Group Ltd. Class H	683,000	432,853
PICC Property & Casualty Co. Ltd. Class H	272,000	612,796
Sinopharm Group Co. Ltd. Class H	450,400	1,981,935
Tsingtao Brewery Co. Ltd. Class H	92,000	555,538

		6,516,729

Colombia — 2.6%
Almacenes Exito SA (c)	46,100	400,775
Almacenes Exito SA	67,851	591,726
Bancolombia SA Sponsored ADR (Colombia) (b)	17,670	759,810
Grupo Aval Acciones y Valores (b)	151,250	1,480,737
Grupo de Inversiones Suramericana SA	77,603	1,102,736

		4,335,784

Egypt — 0.6%
Commercial International Bank	125,324	930,498

France — 3.0%
Kering	6,983	1,245,610
LVMH Moet Hennessy Louis Vuitton SE	13,638	2,387,414
Pernod-Ricard SA (b)	13,187	1,525,633

		5,158,657

Hong Kong — 5.0%
AIA Group Ltd.	413,200	2,690,019
Galaxy Entertainment Group Ltd.	200,000	794,035
Hang Lung Properties Ltd.	689,000	2,043,503
Hang Lung Properties Ltd.	173,000	758,141
Hong Kong Exchanges and Clearing Ltd.	61,698	2,174,378

		8,460,076

India — 14.6%
Ambuja Cements Ltd.	193,837	698,123
Apollo Hospitals Enterprise Ltd.	53,093	1,097,207
Asian Paints Ltd.	18,808	223,531
Cipla Ltd/India	81,765	792,191
Colgate-Palmolive India Ltd.	10,638	340,960
Divi’s Laboratories Ltd.	2,722	80,490
Dr Reddy’s Laboratories Ltd.	31,153	1,731,012
Glenmark Pharmaceuticals Ltd.	37,214	582,118
Housing Development Finance Corp.	285,634	5,813,281
ICICI Bank Ltd. Sponsored ADR (India)	208,210	2,169,548
Infosys Technologies Ltd.	293,836	4,559,634
Kotak Mahindra Bank Ltd.	20,041	431,892
Larsen & Toubro Ltd.	18,517	517,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lupin Ltd.	10,770	$317,727
Sun Pharmaceutical Industries Ltd.	54,777	752,438
Tata Consultancy Services Ltd.	48,157	1,928,185
Ultratech Cement Ltd.	17,051	800,971
Zee Entertainment Enterprises Ltd.	338,574	1,960,765

		24,797,593

Indonesia — 2.4%
Astra International Tbk PT	4,557,500	2,418,731
Indocement Tunggal Prakarsa Tbk PT	451,000	706,732
Semen Indonesia Persero Tbk PT	702,000	630,920
Sumber Alfaria Trijaya Tbk PT	6,100	269
Unilever Indonesia Tbk PT	86,500	258,002

		4,014,654

Italy — 1.6%
Prada SpA	554,800	2,666,273

Luxembourg — 0.8%
Tenaris SA Sponsored ADR (Luxembourg) (b)	51,630	1,395,043

Malaysia — 1.6%
Genting Bhd	966,300	2,064,387
Genting Malaysia	520,100	576,581

		2,640,968

Mexico — 6.6%
America Movil SAB de CV Series L ADR (Mexico)	106,380	2,266,958
Fomento Economico Mexicano SAB de CV	174,041	1,550,673
Grupo Aeroportuario del Sureste SAB de CV	37,474	532,397
Grupo Financiero Banorte SAB de CV Class O	441,016	2,424,851
Grupo Financiero Inbursa SAB de CV	639,730	1,451,018
Grupo Televisa SAB Sponsored ADR (Mexico)	60,560	2,350,939
Wal-Mart de Mexico SAB de CV	266,741	651,515

		11,228,351

Netherlands — 0.7%
Yandex NV (a)	83,300	1,267,826

Nigeria — 1.0%
Guaranty Trust Bank PLC	3,523,214	478,081
Nigerian Breweries PLC	986,064	743,028
Zenith Bank PLC	5,536,019	535,385

		1,756,494

Philippines — 2.3%
Jollibee Foods Corp.	203,500	890,134
SM Investments Corp.	81,200	1,611,342
SM Prime Holdings, Inc.	3,217,600	1,424,522

		3,925,998

	Number of Shares	Value
Republic of Korea — 1.1%
NAVER Corp.	3,303	$1,876,033

Russia — 6.0%
Alrosa AO (a)	862,867	985,178
Magnit OJSC (a)	24,992	5,103,568
NovaTek OAO (d)	39,432	4,018,983

		10,107,729

Singapore — 0.0%
Genting Singapore PLC (b)	67,000	44,486

South Africa — 1.1%
MTN Group Ltd.	96,657	1,815,995

Switzerland — 1.2%
Cie Financiere Richemont SA	24,994	2,037,363

Taiwan — 4.5%
MediaTek, Inc.	228,000	3,131,974
Taiwan Semiconductor Manufacturing Co. Ltd.	987,000	4,447,292

		7,579,266

Thailand — 0.8%
Airports of Thailand PCL	42,300	379,473
CP ALL PCL	724,800	992,495

		1,371,968

Turkey — 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	98,567	889,529
BIM Birlesik Magazalar AS	41,652	745,697
Haci Omer Sabanci Holding AS	382,930	1,441,531
Ulker Biskuvi Sanayi AS	44,779	311,514

		3,388,271

United Arab Emirates — 1.2%
DP World Ltd.	93,635	2,003,789

United Kingdom — 3.6%
Glencore PLC	478,175	1,919,567
Old Mutual PLC (b)	617,405	1,963,109
SABMiller PLC	34,166	1,771,285
Tullow Oil PLC	72,205	385,106

		6,039,067

United States — 1.5%
Las Vegas Sands Corp.	16,260	854,788
MercadoLibre, Inc. (b)	11,890	1,684,813

		2,539,601

TOTAL COMMON STOCK (Cost $157,547,832)		155,906,298

PREFERRED STOCK — 2.8%
Brazil — 2.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.620%	72,400	1,706,899

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lojas Americanas SA 0.540%	431,700	$2,407,667

		4,114,566

Colombia — 0.3%
Banco Davivienda SA 3.010%	56,600	580,944

Germany — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	6,129,060	81,811

TOTAL PREFERRED STOCK (Cost $5,577,160)		4,777,321

TOTAL EQUITIES (Cost $163,124,992)		160,683,619

MUTUAL FUNDS — 6.0%
United States — 6.0%
State Street Navigator Securities Lending Prime Portfolio (e)	10,128,264	10,128,264

TOTAL MUTUAL FUNDS (Cost $10,128,264)		10,128,264

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	34,022

TOTAL WARRANTS (Cost $57,060)		34,022

TOTAL LONG-TERM INVESTMENTS (Cost $173,310,316)		170,845,905

	Principal Amount
SHORT-TERM INVESTMENTS — 5.4%
Repurchase Agreement — 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, 7/01/15 (f)	$9,104,570	9,104,570

TOTAL SHORT-TERM INVESTMENTS (Cost $9,104,570)		9,104,570

TOTAL INVESTMENTS — 106.2% (Cost $182,414,886) (g)		179,950,475

Other Assets/(Liabilities) — (6.2)%		(10,462,564)

NET ASSETS — 100.0%		$169,487,911

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $9,798,424 or 5.78% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $400,775 or 0.24% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, these securities amounted to a value of $4,018,983 or 2.37% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $9,104,573. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $9,286,721.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2015, the Barings Dynamic Allocation Fund’s net assets were approximately $12,118,229, of which approximately $144,191 or approximately 1.19%, represented the Fund’s ownership of the shares of the Subsidiary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of June 30, 2015. The Disciplined Growth Fund characterized all investments at Level 1, as of June 30, 2015. The Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2015, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Preferred Stock	$3,170,846	$-	$-	$3,170,846
Corporate Debt	-	218,750,099	-	218,750,099
Municipal Obligations	-	2,893,466	-	2,893,466
Non-U.S. Government Agency Obligations	-	154,341,627	1,348,431	155,690,058
U.S. Government Agency Obligations and Instrumentalities	-	39,665,135	-	39,665,135
U.S. Treasury Obligations	-	135,433,145	-	135,433,145
Short-Term Investments	-	10,627,320	-	10,627,320

Total Investments	$3,170,846	$561,710,792	$1,348,431	$566,230,069

Asset Derivatives
Futures Contracts	$240,505	$-	$-	$240,505

Liability Derivatives
Futures Contracts	$(100,025)	$-	$-	$(100,025)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$15,776,818	$-	$15,776,818
Municipal Obligations	-	1,048,318	-	1,048,318
Non-U.S. Government Agency Obligations	-	159,960,581	772,325	160,732,906
U.S. Government Agency Obligations and Instrumentalities	-	217,105	-	217,105
U.S. Treasury Obligations	-	330,853,201	-	330,853,201
Purchased Options	-	51,634	-	51,634
Short-Term Investments	-	107,454,543	-	107,454,543

Total Investments	$-	$615,362,200	$772,325	$616,134,525

Asset Derivatives
Futures Contracts	$11,350	$-	$-	$11,350

Liability Derivatives
Futures Contracts	$(47,477)	$-	$-	$(47,477)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Asset Investments
Preferred Stock	$12,203,418	$-	$-	$12,203,418
Corporate Debt	-	788,748,388	-	788,748,388
Municipal Obligations	-	16,725,527	-	16,725,527
Non-U.S. Government Agency Obligations	-	306,495,750	3,560,092	310,055,842
Sovereign Debt Obligations	-	12,943,499	-	12,943,499
U.S. Government Agency Obligations and Instrumentalities	-	402,059,259	-	402,059,259
U.S. Treasury Obligations	-	14,080,154	-	14,080,154
Short-Term Investments	-	336,273,975	-	336,273,975

Total Investments	$12,203,418	$1,877,326,552	$3,560,092	$1,893,090,062

Asset Derivatives
Futures Contracts	$944,934	$-	$-	$944,934

Liability Derivatives
Futures Contracts	$(1,872,712)	$-	$-	$(1,872,712)
Swap Agreements	-	(2,337)	-	(2,337)

Total	$(1,872,712)	$(2,337)	$-	$(1,875,049)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$29,056	$29,056
Preferred Stock	1,244,366	-	-	1,244,366
Corporate Debt	-	78,446,952	-	78,446,952
Municipal Obligations	-	633,713	-	633,713
Non-U.S. Government Agency Obligations	-	34,406,834	479,787	34,886,621
Sovereign Debt Obligations	-	1,603,286	-	1,603,286
U.S. Government Agency Obligations and Instrumentalities	-	42,589,131	-	42,589,131
U.S. Treasury Obligations	-	14,443,105	-	14,443,105
Purchased Options	-	119,882	-	119,882
Short-Term Investments	-	37,337,196	-	37,337,196

Total Investments	$1,244,366	$209,580,099	$508,843	$211,333,308

Asset Derivatives
Futures Contracts	$55,071	$-	$-	$55,071

Liability Derivatives
Futures Contracts	$(12,381)	$-	$-	$(12,381)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$356,367	$356,367
Bank Loans	-	9,164,792	-	9,164,792
Corporate Debt	-	244,119,323	-	244,119,323
Short-Term Investments	-	10,298,604	-	10,298,604

Total Investments	$-	$263,582,719	$356,367	$263,939,086

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Balanced Fund
Asset Investments
Common Stock	$93,137,284	$-		$-	$93,137,284
Preferred Stock	425,131	-		-	425,131
Corporate Debt	-	26,553,786		-	26,553,786
Municipal Obligations	-	673,142		-	673,142
Non-U.S. Government Agency Obligations	-	10,616,831		-	10,616,831
Sovereign Debt Obligations	-	416,249		-	416,249
U.S. Government Agency Obligations and Instrumentalities	-	13,844,674		-	13,844,674
U.S. Treasury Obligations	-	1,203,177		-	1,203,177
Mutual Funds	11,304,157	-		-	11,304,157
Rights	-	-		4,050	4,050
Short-Term Investments	-	22,025,285		-	22,025,285

Total Investments	$104,866,572	$75,333,144		$4,050	$180,203,766

Asset Derivatives
Futures Contracts	$27,474	$-		$-	$27,474

Liability Derivatives
Futures Contracts	$(57,386)	$-		$-	$(57,386)

Barings Dynamic Allocation Fund
Asset Investments
Mutual Funds	$9,457,016	$-		$-	$9,457,016
Short-Term Investments	-	3,802,823		-	3,802,823

Total Investments	$9,457,016	$3,802,823		$-	$13,259,839

Asset Derivatives
Forward Contracts	$-	$1,622		$-	$1,622

Liability Derivatives
Forward Contracts	$-	$(68,334)		$-	$(68,334)

Value Fund
Asset Investments
Common Stock	$72,267,443	$1,910,404		$-	$74,177,847
Mutual Funds	284,976	-		-	284,976
Short-Term Investments	-	1,043,614		-	1,043,614

Total Investments	$72,552,419	$2,954,018		$-	$75,506,437

Disciplined Value Fund
Asset Investments
Common Stock	$344,399,168	$-		$-	$344,399,168
Rights	-	-		9,858	9,858

Total Investments	$344,399,168	$-		$9,858	$344,409,026

Main Street Fund
Asset Investments
Common Stock	$176,939,501	$4,372,419	*	$-	$181,311,920
Mutual Funds	2,412,426	-		-	2,412,426
Short-Term Investments	-	2,930,006		-	2,930,006

Total Investments	$179,351,927	$7,302,425		$-	$186,654,352

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Global Fund
Asset Investments
Common Stock	$220,191,108	$203,992,259	*	$-		$424,183,367
Preferred Stock	-	7,766,572		-		7,766,572
Mutual Funds	28,399,616	-		-		28,399,616
Rights	-	71,307		-		71,307

Total Investments	$248,590,724	$211,830,138		$-		$460,420,862

International Equity Fund
Asset Investments
Common Stock	$40,000,564	$512,623,280	*	$102,609		$552,726,453
Preferred Stock	-	87,209		-		87,209
Mutual Funds	48,765,746	-		-		48,765,746
Warrants	-	-		-	†	-
Short-Term Investments	-	5,903		-		5,903

Total Investments	$88,766,310	$512,716,392		$102,609		$601,585,311

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$44,225,723	$111,680,575	*	$-		$155,906,298
Preferred Stock	-	4,777,321		-		4,777,321
Mutual Funds	10,128,264	-		-		10,128,264
Warrants	-	34,022		-		34,022
Short-Term Investments	-	9,104,570		-		9,104,570

Total Investments	$54,353,987	$125,596,488		$-		$179,950,475

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents security at $0 value as of June 30, 2015.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at June 30, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/15
Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$474,464	$-	$146	$(1)	$678,725	$(255,803)	$-	$-		$897,531	$(1)
Non-U.S. Government Agency Obligations	999,942	-	-	-	499,996	(49,096)	-	(999,942)	**	450,900	-

	$1,474,406	$-	$146	$(1)	$1,178,721	$(304,899)	$-	$(999,942)		$1,348,431	$(1)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)		Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/15
Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$237,232		$-	$86	$(6)	$399,250	$(134,777)		$-	$-		$501,785		$(6)
Non-U.S. Government Agency Obligations	799,953		-	-	-	299,998	(29,458)		-	(799,953)	**	270,540		-

	$1,037,185		$-	$86	$(6)	$699,248	$(164,235)		$-	$(799,953)		$772,325		$(6)

Core Bond Fund
Non-U.S. Government Agency Obligations†	$1,186,159		$-	$370	$(5)	$1,716,775	$(641,798)		$-	$-		$2,261,501		$(5)
Non-U.S. Government Agency Obligations	-		-	-	-	1,439,988	(141,397)		-	-		1,298,591		-

	$1,186,159		$-	$370	$(5)	$3,156,763	$(783,195)		$-	$-		$3,560,092		$(5)

Diversified Bond Fund
Common Stock	$180,956		$-	$20,870	$(11,480)	$25,267	$(186,557)		$-	$-		$29,056		$3,789
Non-U.S. Government Agency Obligations†	197,693		-	54	3	249,531	(102,764)		-	-		344,517		3
Non-U.S. Government Agency Obligations	405,110		-	-	-	149,999	(14,729)		-	(405,110)	**	135,270		-

	$783,759		$-	$20,924	$(11,477)	$424,797	$(304,050)		$-	$(405,110)		$508,843		$3,792

High Yield Fund
Common Stock	$2,219,371		$-	$186,901	$(71,737)	$322,323	$(2,300,491)		$-	$-		$356,367		$34,044
Corporate Debt	-	***	-	(1,828,236)	1,828,236	-	-	††	-	-		-		-

	$2,219,371		$-	$(1,641,335)	$1,756,499	$322,323	$(2,300,491)		$-	$-		$356,367		$34,044

Balanced Fund
Rights	$-		$-	$-	$-	$4,050	$-		$-	$-		$4,050		$-
Non-U.S. Government Agency Obligations	48,375		-	-	-	-	-		-	(48,375)	**	-		-

	$48,375		$-	$-	$-	$4,050	$-		$-	$(48,375)		$4,050		$-

Disciplined Value Fund
Rights	$-		$-	$-	$-	$9,858	$-		$-	$-		$9,858		$-

International Equity Fund
Common Stock	$-		$-	$-	$4,395	$158,507	$(60,293)		$-	$-		$102,609		$4,395
Warrants	-	***	-	-	-	-	-		-	-		-	****	-

	$-		$-	$-	$4,395	$158,507	$(60,293)		$-	$-		$102,609		$4,395

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents security at $0 value as of September 30, 2014.
****	Represents security at $0 value as of June 30, 2015.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of sale.

Notes to Portfolio of Investments (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2015, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management						A
Directional Exposures to Currencies						M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			M
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Purchased Options
Hedging/Risk Management		A		A
Duration/Credit Quality Management		A		A
Substitution for Direct Investment		A		A
Directional Investment		A		A
Intention to Create Investment Leverage in Portfolio		M		M

Rights and Warrants
Hedging/Risk Management					M
Duration/Credit Quality Management					M
Directional Investment					M
Intention to Create Investment Leverage in Portfolio					M
Result of a Corporate Action					A

Type of Derivative and Objective for Use	Disciplined Value Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	M
Intention to Create Investment Leverage in Portfolio	M
Result of a Corporate Action	A	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$240,505	$240,505

Liability Derivatives
Futures Contracts	$-	$-	$-	$(100,025)	$(100,025)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	1,714	1,714

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$51,634	$-	$51,634
Futures Contracts	-	-	-	11,350	11,350

Total Value	$-	$-	$51,634	$11,350	$62,984

Liability Derivatives
Futures Contracts	$-	$-	$-	$(47,477)	$(47,477)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$11,000,000	$-	$11,000,000
Futures Contracts	-	-	-	193	193

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$944,934	$944,934

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,872,712)	$(1,872,712)
Swap Agreements	-	-	-	(2,337)	(2,337)

Total Value	$-	$-	$-	$(1,875,049)	$(1,875,049)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	5,066	5,066
Swap Agreements	$-	$-	$-	$4,000,000	$4,000,000

Diversified Bond Fund
Asset Derivatives
Purchased Options	$58,860	$-	$61,022	$-	$119,882
Futures Contracts	-	-	-	55,071	55,071

Total Value	$58,860	$-	$61,022	$55,071	$174,953

Liability Derivatives
Futures Contracts	$-	$-	$-	$(12,381)	$(12,381)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$5,450,000	$-	$13,000,000	$-	$18,450,000
Futures Contracts	-	-	-	289	289

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Futures Contracts	$-	$-		$-	$27,474	$27,474
Rights	-	4,050		-	-	4,050

Total Value	$-	$4,050		$-	$27,474	$31,524

Liability Derivatives
Futures Contracts	$-	$-		$-	$(57,386)	$(57,386)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-		-	153	153
Rights	-	7,642		-	-	7,642

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-		$1,622	$-	$1,622

Liability Derivatives
Forward Contracts	$-	$-		$(68,334)	$-	$(68,334)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-		$3,259,245	$-	$3,259,245

Disciplined Value Fund
Asset Derivatives
Rights	$-	$9,858		$-	$-	$9,858

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	18,600		-	-	18,600

Global Fund
Asset Derivatives
Rights	$-	$71,307		$-	$-	$71,307

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	137,551		-	-	137,551

International Equity Fund
Asset Derivatives
Warrants	$-	$-	††	$-	$-	$-

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	301,298		-	-	301,298

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$-	$34,022		$-	$-	$34,022

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	121,100		-	-	121,100

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for purchased options, forward contracts and swap agreements, and shares/units outstanding for rights and warrants at June 30, 2015.
††	Represents security at $0 value as of June 30, 2015.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency options contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Barings Dynamic Allocation Fund
Contracts to Deliver
EUR	649,000	State Street Bank and Trust Co.	08/05/15	$725,479	$1,622

GBP	329,000	Canadian Imperial Bank of Commerce	09/02/15	501,034	(15,680)

JPY	255,040,000	The Northern Trust Co.	09/02/15	2,032,732	(52,654)

				$3,259,245	$(66,712)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/15	511	$111,877,063	$174,906
U.S. Treasury Note 5 Year	09/30/15	1,069	127,486,602	(100,025)

				$74,881

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/15	134	$(16,907,031)	$65,599

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/21/15	2	$308,125	$(1,506)

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/15	20	$(2,523,437)	$11,350
U.S. Treasury Note 2 Year	09/30/15	132	(28,899,750)	(41,620)
U.S. Treasury Note 5 Year	09/30/15	39	(4,651,055)	(4,351)

				$(34,621)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Core Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/21/15	373	$57,465,312	$(1,604,331)
U.S. Treasury Note 2 Year	09/30/15	254	55,610,125	78,662
U.S. Treasury Note 5 Year	09/30/15	2,958	352,764,611	(268,381)

				$(1,794,050)

Futures Contracts — Short
U.S. Treasury Long Bond	09/21/15	129	$(19,458,844)	$209,348
U.S. Treasury Note 10 Year	09/21/15	1,352	(170,584,375)	656,924

				$866,272

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	09/21/15	1	$150,844	$(1,003)
U.S. Treasury Ultra Long Bond	09/21/15	1	154,063	(1,816)
U.S. Treasury Note 2 Year	09/30/15	119	26,053,562	34,818
U.S. Treasury Note 5 Year	09/30/15	124	14,787,969	20,253

				$52,252

Futures Contracts — Short
U.S. Treasury Note 10 Year	09/21/15	44	$(5,551,563)	$(9,562)

Balanced Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/21/15	9	$1,386,563	$(47,640)
U.S. Treasury Note 2 Year	09/30/15	11	2,408,312	2,714
U.S. Treasury Note 5 Year	09/30/15	93	11,090,977	(9,746)

				$(54,672)

Futures Contracts — Short
U.S. Treasury Long Bond	09/21/15	2	$(301,688)	$6,157
U.S. Treasury Note 10 Year	09/21/15	38	(4,794,531)	18,603

				$24,760

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest

Notes to Portfolio of Investments (Unaudited) (Continued)

rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at June 30, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Core Bond Fund*
Interest Rate Swaps
Centrally Cleared Swaps
USD	4,000,000	5/17/16	Fixed 0.530%	3-Month USD-LIBOR-BBA	$(2,605)	$268	$(2,337)

USD	U.S. Dollar

*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $8,407 in securities at June 30, 2015.

Options, Rights, and Warrants

A Fund may purchase put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Portfolio of Investments (Unaudited) (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required

Notes to Portfolio of Investments (Unaudited) (Continued)

generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Portfolio of Investments (Unaudited) (Continued)

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at June 30, 2015:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 6/02/15, 0.330%, to be repurchased on demand until 9/02/15 at value plus accrued interest.	$4,060,000
Agreement with Banque Paribas, dated 6/03/15, 0.340%, to be repurchased on demand until 9/02/15 at value plus accrued interest.	51,361,000
Agreement with Daiwa Securities, dated 5/06/15, 0.270%, to be repurchased on demand until 7/08/15 at value plus accrued interest.	35,228,750
Agreement with Goldman Sachs & Co., dated 5/07/15, 0.250%, to be repurchased on demand until 7/09/15 at value plus accrued interest.	84,179,987
Agreement with HSBC Finance Corp., dated 4/07/15, 0.300%, to be repurchased on demand until 7/07/15 at value plus accrued interest.	32,264,875
Agreement with HSBC Finance Corp., dated 6/04/15, 0.280%, to be repurchased on demand until 8/04/15 at value plus accrued interest.	29,780,000
Agreement with Morgan Stanley, dated 5/05/15, 0.300%, to be repurchased on demand until 8/05/15 at value plus accrued interest.	31,571,250

$268,445,862

Average balance outstanding	$215,594,638
Maximum balance outstanding	$304,835,856
Weighted average maturity	56 days
Average interest rate	0.22%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities.

The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At June 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$565,493,728	$8,934,995	$(8,198,654)	$736,341
Inflation-Protected and Income Fund	613,750,562	8,859,466	(6,475,503)	2,383,963
Core Bond Fund	1,877,390,404	35,583,170	(19,883,512)	15,699,658
Diversified Bond Fund	210,902,716	3,625,214	(3,194,622)	430,592
High Yield Fund	266,069,738	5,037,102	(7,167,754)	(2,130,652)
Balanced Fund	174,139,399	9,750,955	(3,686,588)	6,064,367
Barings Dynamic Allocation Fund	12,951,030	437,228	(128,419)	308,809
Value Fund	67,721,382	9,524,437	(1,739,382)	7,785,055
Disciplined Value Fund	331,032,677	23,423,923	(10,047,574)	13,376,349

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Main Street Fund	$164,127,456	$27,803,802	$(5,276,906)	$22,526,896
Disciplined Growth Fund	452,075,782	44,792,309	(8,902,014)	35,890,295
Small Cap Opportunities Fund	183,221,008	32,072,746	(4,922,054)	27,150,692
Global Fund	298,420,797	171,943,294	(9,943,229)	162,000,065
International Equity Fund	539,304,459	86,461,602	(24,180,750)	62,280,852
Strategic Emerging Markets Fund	182,414,886	14,485,026	(16,949,437)	(2,464,411)

Note: The aggregate cost for investments for the Money Market Fund at June 30, 2015, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2015, was as follows:

	Number of Shares Held as of 9/30/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	4,937,438	49,503,031	46,826,653	7,613,816	$7,613,816	$6,923	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	14,748,135	97,208,535	91,339,438	20,617,232	$20,617,232	$13,507	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United Stated District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgement or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/21/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	8/21/15